UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 21 of its series.

Wells Fargo Advantage Alternative Strategies Fund, Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, and Wells Fargo Advantage Premier Large Company Growth Fund. Each series has a July 31 fiscal year end.

Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund. Each has a January 31 fiscal year end.

Date of reporting period: October 31, 2014

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 55.32%

Consumer Discretionary : 10.37%

Auto Components : 0.01%
Musashi Seimitsu Industry Company Limited	700	$13,529

Automobiles : 0.01%
Chongqing Changchun Automobile Class B	6,700	14,799

Diversified Consumer Services : 0.44%
Service Corporation International	18,606	406,913
Sotheby’s	1,235	48,980

		455,893

Hotels, Restaurants & Leisure : 1.92%
Boyd Gaming Corporation †	5,465	63,121
Buffalo Wild Wings Incorporated †	1,561	233,026
Caesars Acquisition Company Class A †	73	762
Caesars Entertainment Corporation †	649	7,911
ClubCorp Holdings Incorporated	1,207	23,005
Compass Group plc	2,456	39,524
Domino’s Pizza Incorporated	4,800	426,192
Mandarin Oriental International Limited	9,000	15,840
McDonald’s Corporation	1,738	162,903
Norwegian Cruise Line Holdings Limited †	700	27,300
OPAP SA	1,220	14,784
Pinnacle Entertainment Incorporated †	273	6,997
Sands China Limited	2,400	14,947
Starbucks Corporation	1,382	104,424
Wyndham Worldwide Corporation	5,659	439,534
Wynn Macau Limited	19,200	69,322
Wynn Resorts Limited	1,816	345,058

		1,994,650

Household Durables : 0.47%
D.R. Horton Incorporated	600	13,674
Electrolux AB Class B	828	23,492
Whirlpool Corporation	2,646	455,244

		492,410

Internet & Catalog Retail : 0.75%
Amazon.com Incorporated †	122	37,266
HSN Incorporated	360	23,785
Liberty Interactive Corporation Series A	3,347	87,491
Liberty Ventures Series A	477	16,732
Netflix Incorporated † (b)	1,241	487,427
Vipshop Holdings Limited †	531	121,753

		774,454

Media : 4.22%
Avex Group Holdings Incorporated	800	11,638
CBS Corporation Class B	8,315	450,839
Charter Communication Incorporated †	2,133	337,846
Clear Channel Outdoor Holdings Incorporated	15,625	113,438
Comcast Corporation Class A	2,476	137,047
DHX Media Limited †	3,985	35,393
DIRECTV Group Incorporated †	546	47,174
Discovery Communications Incorporated Class A (b)	1,393	49,243
Discovery Communications Incorporated Class C † (b)	1,392	48,706
DISH Network Corporation †	7,071	450,069
Liberty Global plc Class A	2,435	110,719
Loral Space & Communications Incorporated †	280	21,420
Major Cineplex Group PCL	12,800	9,353

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Media (continued)
Naspers Limited	303	$37,708
ProSiebenSat.1 Media AG	1,329	53,552
Quebecor Incorporated	800	20,535
Scripps Networks Interactive Incorporated	272	21,009
SES SA	1,106	38,184
Starz Liberty Capital †	661	20,425
The Walt Disney Company	4,500	411,210
Time Warner Cable Incorporated (b)	5,559	818,340
Time Warner Incorporated	5,797	460,687
TVN SA †	2,730	12,235
Twenty-First Century Fox Incorporated	12,027	414,691
Viacom Incorporated Class B (b)	3,312	240,716
WPP plc	882	17,185

		4,389,362

Multiline Retail : 0.47%
Dollar General Corporation †	6,873	430,731
Intime Retail Group Company Limited	17,000	14,819
Marks & Spencer Group plc	1,912	12,439
Tuesday Morning Corporation †	1,425	29,056

		487,045

Specialty Retail : 2.00%
Advance Auto Parts Incorporated	448	65,838
AutoZone Incorporated †	612	338,754
Baoxin Auto Group Limited	19,500	14,886
Best Buy Company Incorporated	6,887	235,122
CST Brands Incorporated	3,027	115,783
GNC Holdings Incorporated Class A	325	13,510
L Brands Incorporated	340	24,521
Lithia Motors Incorporated Class A	276	21,423
Lowe’s Companies Incorporated	1,399	80,023
Luk Fook Holdings International Limited	5,000	14,926
Penske Auto Group Incorporated (b)	3,311	149,790
PetSmart Incorporated	1,194	86,386
Signet Jewelers Limited	2,141	256,942
The Home Depot Incorporated	3,688	359,654
Tiffany & Company	2,551	245,202
TJX Companies Incorporated	881	55,785

		2,078,545

Textiles, Apparel & Luxury Goods : 0.08%
Hermes International	108	33,443
Samsonite International SA	13,200	43,829

		77,272

Consumer Staples : 3.33%

Beverages : 1.97%
Anheuser-Busch InBev ADR	4,933	547,464
Anheuser-Busch InBev NV	898	99,153
Brown-Forman Corporation Class B	3,098	287,092
C&C Group plc	3,155	14,051
Constellation Brands Incorporated Class A †	8,145	745,593
Diageo plc	2,140	62,921
Diageo plc ADR	1,406	165,866
Monster Beverage Corporation †	375	37,830
The Coca-Cola Company	1,805	75,593
Treasury Wine Estates Limited	3,820	15,631

		2,051,194

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Food & Staples Retailing : 0.45%
Costco Wholesale Corporation	2,713	$361,833
E-MART Company Limited	66	12,228
Safeway Incorporated	647	22,554
Wal-Mart Stores Incorporated	965	73,601

		470,216

Food Products : 0.60%
Greencore Group plc	4,205	17,651
Kraft Foods Group Incorporated	275	15,496
Lindt & Spruengli AG	7	419,243
Mondelez International Incorporated Class A	1,660	58,532
Nestle SA	668	48,877
Unilever NV	434	16,830
Unilever NV ADR	1,121	43,416

		620,045

Household Products : 0.10%
Svenska Cellulosa AB Class B	928	20,749
The Procter & Gamble Company	923	80,550

		101,299

Personal Products : 0.01%
Coty Incorporated	750	12,450

Tobacco : 0.20%
British American Tobacco plc	1,416	80,346
Imperial Tobacco Group plc	1,022	44,322
Lorillard Incorporated	1,264	77,736

		202,404

Energy : 4.80%

Energy Equipment & Services : 1.19%
Baker Hughes Incorporated (b)	3,013	159,568
Halliburton Company (b)	9,964	549,415
Hilong Holding Limited	43,000	14,084
National Oilwell Varco Incorporated	405	29,419
Schlumberger Limited	4,798	473,371
Trican Well Service Limited	1,500	13,442

		1,239,299

Oil, Gas & Consumable Fuels : 3.61%
Anadarko Petroleum Corporation (b)	9,616	882,557
BG Group plc	2,191	36,451
Cabot Oil & Gas Corporation	995	30,945
Cameco Corporation	700	12,155
Canadian Natural Resources Limited	290	10,115
Chevron Corporation	825	98,959
Cobalt International Energy Incorporated †	1,200	14,052
Devon Energy Corporation (b)	3,985	239,100
DHT Holdings Incorporated	676	4,502
Enbridge Incorporated	824	39,025
Energy Transfer Equity LP	4,344	253,516
EQT Corporation	655	61,596
Exxon Mobil Corporation (b)	8,969	867,392
Gazprom ADR	1,557	10,320
HollyFrontier Corporation	520	23,598
Imperial Oil Limited	1,135	54,613
Marathon Oil Corporation (b)	2,792	98,837
Marathon Petroleum Corporation	2,316	210,524
Pacific Rubiales Energy Corporation	1,800	27,151

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PBF Energy Incorporated	1,107	$28,859
PetroChina Company Limited	24,000	30,050
Phillips 66	2,340	183,690
Pioneer Natural Resources Company	502	94,908
QEP Resources Incorporated	210	5,265
Royal Dutch Shell plc Class B	900	33,294
Southwestern Energy Company † (b)	9,311	302,700
Tesoro Corporation	326	23,280
Total SA	389	23,116
Valero Energy Corporation	938	46,984

		3,747,554

Financials : 8.20%

Banks : 2.73%
Banca Popolare dell’Emilia Romagna Scarl †	1,663	12,650
Banco Bilbao Vizcaya Argentaria SA	2,495	27,848
Banco Santander Brasil SA	27,672	151,643
Bangkok Bank PCL — Non-voting	3,300	20,061
Bank of America Corporation (b)	54,829	940,865
Bank of Nova Scotia	627	38,435
Barclays plc	2,182	8,405
Citigroup Incorporated (b)	4,569	244,579
Comerica Incorporated	7,683	366,786
Grupo Financiero Banorte SAB de CV	4,100	26,275
HDFC Bank Limited ADR	410	21,496
HSBC Holdings plc	4,600	47,058
Industrial & Commercial Bank of China Limited Class H	27,000	17,860
ING Groep NV †	2,959	42,309
JPMorgan Chase & Company	2,543	153,801
Mitsubishi UFJ Financial Group Incorporated	5,200	29,267
Piraeus Bank SA †	14,753	21,446
PNC Financial Services Group Incorporated	903	78,010
Shinsei Bank Limited	14,000	30,412
Signature Bank †	3,164	383,255
SunTrust Banks Incorporated (b)	4,058	158,830
Svenska Handelsbanken AB	399	19,026

		2,840,317

Capital Markets : 1.48%
Anima Holding SpA †	4,409	20,587
Apollo Global Management LLC (b)	4,705	107,039
Ares Capital Corporation	675	10,793
Banca Generali SpA	603	15,982
BlackRock Incorporated	230	78,455
Fortress Investment Group LLC Class A	8,650	65,048
Henderson Group plc	7,218	24,340
Ichiyoshi Securities Company Limited	1,700	19,418
Invesco Limited (b)	2,197	88,913
Julius Baer Group Limited	1,495	65,384
Lazard Limited	4,247	208,995
Motors Liquidation Company GUC Trust	4,802	110,926
T. Rowe Price Group Incorporated (b)	747	61,321
The Blackstone Group LP (b)	8,515	256,472
WL Ross Holding Corporation †	40,000	406,000

		1,539,673

Consumer Finance : 0.55%
American Express Company (b)	2,988	268,771
Capital One Financial Corporation (b)	2,105	174,231
Discover Financial Services	1,686	107,533
Santander Consumer USA Holdings Incorporated	926	17,131

		567,666

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Diversified Financial Services : 1.09%
BM&F Bovespa SA	3,100	$13,637
Bolsas y Mercados Espanoles	149	5,661
CME Group Incorporated (b)	4,128	345,968
McGraw Hill Financial Incorporated	4,240	383,636
Moody’s Corporation	3,820	379,059

		1,127,961

Insurance : 1.51%
ACE Limited (b)	1,245	136,079
Ageas NV	382	12,755
Ambac Financial Group Incorporated † (b)	5,270	120,578
American International Group Incorporated (b)	3,678	197,030
Assicurazioni Generali SpA	1,365	27,950
Delta Lloyd NV	1,298	29,563
Direct Line Insurance Group plc	4,983	22,001
Marsh & McLennan Companies Incorporated	400	21,748
MetLife Incorporated	1,225	66,444
Principal Financial Group Incorporated (b)	6,001	314,272
T&D Holdings Incorporated	3,100	38,831
The Progressive Corporation (b)	18,899	499,123
Zurich Financial Services AG	292	88,254

		1,574,628

Real Estate Management & Development : 0.15%
Castellum AB	1,357	20,803
City Developments Limited	2,000	14,712
Deutsche Annington Immobilien SE	1,324	38,277
Deutsche Wohnen AG	783	17,642
Leopalace21 Corporation †	4,600	27,930
Mitsui Fudosan Company Limited	900	28,104
PT Bekasi Fajar Industrial Estate Tbk	282,600	13,680

		161,148

REITs : 0.69%
AvalonBay Communities Incorporated	200	31,168
Campus Crest Communities Incorporated	13,559	85,964
Colony Financial Incorporated	6,983	155,581
Icade SA	196	15,594
NorthStar Realty Finance Corporation	21,720	403,558
Two Harbors Investment Corporation	1,340	13,574
Weyerhaeuser Company	270	9,142

		714,581

Health Care : 8.81%

Biotechnology : 0.81%
Agios Pharmaceuticals Incorporated †	150	12,605
Alnylam Pharmaceuticals Incorporated †	445	41,269
Amgen Incorporated (b)	485	78,657
Celgene Corporation †	290	31,056
Gilead Sciences Incorporated † (b)	4,514	505,568
Incyte Corporation †	390	26,153
Innate Pharma SA †	960	8,842
Portola Pharmaceuticals Incorporated †	360	10,260
PTC Therapeutics Incorporated †	300	12,261
Regeneron Pharmaceuticals Incorporated †	157	61,814
Tesaro Incorporated †	720	20,030
Vertex Pharmaceuticals Incorporated †	325	36,608

		845,123

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Health Care Equipment & Supplies : 3.42%
Becton Dickinson & Company (b)	5,417	$697,168
Covidien plc (b)	14,318	1,323,552
Intuitive Surgical Incorporated † (b)	451	223,606
Medtronic Incorporated (b)	17,247	1,175,555
Nikkiso Company Limited	1,300	13,182
St. Jude Medical Incorporated	1,907	122,372

		3,555,435

Health Care Providers & Services : 1.48%
Cardinal Health Incorporated (b)	5,659	444,118
Envision Healthcare Holdings Incorporated †	800	27,960
HCA Holdings Incorporated † (b)	5,990	419,600
McKesson Corporation	584	118,791
Tenet Healthcare Corporation †	891	49,941
UnitedHealth Group Incorporated (b)	3,219	305,837
Universal Health Services Incorporated Class B (b)	1,623	168,322

		1,534,569

Life Sciences Tools & Services : 0.25%
Illumina Incorporated †	166	31,968
Thermo Fisher Scientific Incorporated	1,898	223,148

		255,116

Pharmaceuticals : 2.85%
Actavis plc † (b)	4,488	1,089,418
Almirall SA †	899	14,758
AstraZeneca plc	1,219	88,600
AstraZeneca plc ADR	1,458	106,347
Bristol-Myers Squibb Company	3,174	184,695
China Shineway Pharmaceutical Group Limited	5,000	9,013
Eisai Company Limited	500	19,145
Johnson & Johnson	615	66,285
Merck & Company Incorporated (b)	5,094	295,146
Mylan Laboratories Incorporated † (b)	1,887	101,048
Ono Pharmaceutical Company Limited	1,020	101,160
Pfizer Incorporated (b)	8,143	243,883
Roche Holdings AG	414	122,072
Salix Pharmaceuticals Limited †	251	36,106
Sanofi ADR	200	9,297
Takeda Pharmaceutical Company Limited	600	25,664
Valeant Pharmaceuticals International Incorporated †	3,362	447,280

		2,959,917

Industrials : 7.31%

Aerospace & Defense : 1.08%
Airbus Group NV	4,816	287,274
DigitalGlobe Incorporated †	1,318	37,682
Esterline Technologies Corporation †	215	25,179
Lockheed Martin Corporation	300	57,171
MOOG Incorporated Class A †	150	11,481
Precision Castparts Corporation (b)	1,219	269,033
Safran SA	527	33,351
TransDigm Group Incorporated	1,866	348,998
United Technologies Corporation	517	55,319

		1,125,488

Air Freight & Logistics : 0.94%
Deutsche Post AG	516	16,201
FedEx Corporation	2,947	493,328

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Air Freight & Logistics (continued)
United Parcel Service Incorporated Class B	4,399	$461,499

		971,028

Airlines : 0.01%
AirAsia Bhd	18,100	13,757

Building Products : 0.42%
Fortune Brands Home & Security Incorporated	10,060	435,095

Commercial Services & Supplies : 0.06%
Edenred	1,285	35,588
Knoll Incorporated	1,200	23,868

		59,456

Construction & Engineering : 0.08%
AECOM Technology Corporation †	2,061	67,086
Balfour Beatty plc	5,322	13,085

		80,171

Electrical Equipment : 0.80%
Acuity Brands Incorporated	2,704	377,019
Denyo Company Limited	1,200	15,683
Eaton Corporation plc	100	6,839
Generac Holdings Incorporated †	300	13,602
NIDEC Corporation	745	47,900
Schneider Electric SA	1,148	90,460
SolarCity Corporation †	4,695	277,850

		829,353

Industrial Conglomerates : 0.43%
Alfa SA de CV	9,800	31,286
Danaher Corporation	4,558	366,464
Doosan Corporation	113	11,736
General Electric Company	800	20,648
Siemens AG	158	17,802

		447,936

Machinery : 1.42%
Arcam AB †	521	12,065
Atlas Copco AB Class A	1,783	51,456
Flowserve Corporation	919	62,483
Kone Oyj Class B	962	41,350
Okuma Corporation	3,000	20,832
Pall Corporation	4,007	366,320
Stanley Black & Decker Incorporated	2,300	215,372
Sulzer AG	181	20,580
The Greenbrier Companies Incorporated	920	57,537
The Timken Company	7,259	312,064
Toro Company	5,142	317,416

		1,477,475

Marine : 0.02%
Kuehne & Nagel International AG	156	20,300

Professional Services : 0.42%
IHS Incorporated Class A †	370	48,481
Nielsen Holdings NV	9,204	391,078

		439,559

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Road & Rail : 1.46%
Canadian National Railway Company	700	$49,352
DSV AS	1,176	35,164
Hitachi Transport System Limited	1,100	14,308
J.B. Hunt Transport Services Incorporated	525	41,879
Kansas City Southern (b)	1,209	148,453
Old Dominion Freight Line Incorporated † (b)	3,730	271,805
Saia Incorporated † (b)	3,458	169,511
Union Pacific Corporation (b)	6,782	789,764

		1,520,236

Trading Companies & Distributors : 0.08%
HD Supply Holdings Incorporated †	1,372	39,568
Mitsubishi Corporation	400	7,704
Rexel SA	1,926	32,354

		79,626

Transportation Infrastructure : 0.09%
BBA Aviation plc	10,309	58,330
Jiangsu Express Company Limited	30,000	33,500

		91,830

Information Technology : 6.94%

Communications Equipment : 0.05%
Cisco Systems Incorporated	2,010	49,185

Electronic Equipment, Instruments & Components : 0.07%
CDW Corporation of Delaware	94	2,899
TE Connectivity Limited	888	54,283
WPG Holdings Company Limited	9,000	10,948

		68,130

Internet Software & Services : 3.67%
Akamai Technologies Incorporated †	678	40,883
Alibaba Group Holding Limited ADR †	890	87,754
Baidu Incorporated ADR † (b)	2,667	636,799
CoStar Group Incorporated †	160	25,774
Facebook Incorporated Class A † (b)	12,613	945,849
Google Incorporated Class A † (b)	1,740	988,095
Kakaku.com Incorporated	1,400	18,534
LinkedIn Corporation Class A †	473	108,298
Tencent Holdings Limited	20,003	318,804
Yahoo! Incorporated † (b)	13,663	629,181
Yelp Incorporated †	255	15,300

		3,815,271

IT Services : 1.32%
Automatic Data Processing Incorporated	451	36,883
Cielo SA	1,200	19,705
Cognizant Technology Solutions Corporation Class A † (b)	11,579	565,634
FleetCor Technologies Incorporated †	2,041	307,293
International Business Machines Corporation	104	17,098
MasterCard Incorporated Class A	4,742	397,143
Teradata Corporation †	700	29,624

		1,373,380

Semiconductors & Semiconductor Equipment : 0.41%
Applied Materials Incorporated	1,730	38,216
Intel Corporation	1,580	53,736
Maxim Integrated Products Incorporated	2,745	80,538
Micron Technology Incorporated †	895	29,616

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductor NV †	940	$64,540
Sumco Corporation	5,990	78,391
SunEdison Incorporated †	1,130	22,046
Taiwan Semiconductor Manufacturing Company Limited	7,000	30,033
Taiwan Semiconductor Manufacturing Company Limited ADR	1,200	26,424

		423,540

Software : 0.46%
Activision Blizzard Incorporated	2,873	57,316
Adobe Systems Incorporated †	445	31,203
Cadence Design Systems Incorporated †	2,040	36,618
CDK Global Incorporated †	1,525	51,240
Microsoft Corporation	2,407	113,009
Oracle Corporation	1,112	43,424
Salesforce.com Incorporated †	1,915	122,541
Tableau Software Incorporated Class A †	290	23,951

		479,302

Technology Hardware, Storage & Peripherals : 0.96%
Apple Incorporated	4,215	455,220
EMC Corporation (b)	7,892	226,737
NEC Corporation	7,400	25,430
Samsung Electronics Company Limited	15	17,460
Stratasys Limited †	295	35,506
Western Digital Corporation (b)	2,465	242,482

		1,002,835

Materials : 3.31%

Chemicals : 2.94%
Akzo Nobel NV	286	18,999
BASF SE	442	38,905
Cabot Corporation	100	4,643
Celanese Corporation Series A	335	19,675
CF Industries Holdings Incorporated	2,537	659,620
Dow Chemical Company	4,008	197,995
E.I. du Pont de Nemours & Company	700	48,405
Ecolab Incorporated	3,583	398,538
Givaudan SA	9	14,995
Platform Specialty Products Corporation †	1,850	48,100
Platform Specialty Products Corporation — Private Placement Shares †(a)(i)	95	2,448
Praxair Incorporated	424	53,420
PTT Global Chemical PCL	11,500	21,891
Rockwood Holdings Incorporated	435	33,456
The Sherwin-Williams Company (b)	2,912	668,479
W.R. Grace & Company †	8,762	828,885

		3,058,454

Construction Materials : 0.04%
Headwaters Incorporated †	449	5,702
Martin Marietta Materials Incorporated	349	40,805

		46,507

Containers & Packaging : 0.05%
Berry Plastics Group Incorporated †	88	2,290
Packaging Corporation of America	660	47,573

		49,863

Metals & Mining : 0.21%
Barrick Gold Corporation	5,169	61,356

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Metals & Mining (continued)
BHP Billiton plc	594	$15,303
Constellium NV Class A †	900	18,225
Freeport-McMoRan Copper & Gold Incorporated Class B	1,383	39,416
Glencore International plc	3,151	16,125
Reliance Steel & Aluminum Company	580	39,138
Rio Tinto plc ADR	575	27,583

		217,146

Paper & Forest Products : 0.07%
International Paper Company	1,440	72,893

Telecommunication Services : 1.92%

Diversified Telecommunication Services : 1.37%
Nippon Telegraph & Telephone Corporation	850	52,154
Telenor ASA	3,672	82,532
Verizon Communications Incorporated (b)	25,686	1,290,721

		1,425,407

Wireless Telecommunication Services : 0.55%
NTT DoCoMo Incorporated	3,960	65,645
SoftBank Corporation	2,696	190,550
T-Mobile USA Incorporated †	9,960	290,732
Total Access Communication PCL	4,500	14,300
Vodafone Group plc	2,784	9,232

		570,459

Utilities : 0.33%

Electric Utilities : 0.12%
Cheung Kong Infrastructure Holdings Limited	4,020	29,339
Edison International	300	18,774
Hokkaido Electric Power Company Incorporated †	3,100	25,529
Kyushu Electric Power Company Incorporated †	1,300	13,830
The Southern Company	230	10,663
Xcel Energy Incorporated	750	25,103

		123,238

Gas Utilities : 0.07%
SNAM SpA	5,514	29,782
Towngas China Company Limited	12,000	12,596
Xinao Gas Holdings Limited	5,200	33,727

		76,105

Independent Power & Renewable Electricity Producers : 0.09%
China Longyuan Power Group	31,000	33,098
Vivint Solar Incorporated †	3,880	54,630

		87,728

Multi-Utilities : 0.02%
National Grid plc	1,357	20,102

Water Utilities : 0.03%
Guangdong Investment Limited	23,860	31,382

Total Common Stocks (Cost $54,604,506)		57,480,791

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 4.71%

Consumer Discretionary : 1.25%

Hotels, Restaurants & Leisure : 0.57%
Caesars Entertainment Operating Company Incorporated	8.50%	2-15-2020	$15,000	$11,250
Caesars Entertainment Operating Company Incorporated	9.00	2-15-2020	650,000	487,500
Caesars Entertainment Operating Company Incorporated	11.25	6-1-2017	130,000	97,500

				596,250

Media : 0.17%
iHeartCommunications Incorporated 144A	9.00	9-15-2022	175,000	175,875

Specialty Retail : 0.47%
New Albertsons Incorporated	6.63	6-1-2028	5,000	4,175
New Albertsons Incorporated	7.45	8-1-2029	5,000	4,600
New Albertsons Incorporated	7.75	6-15-2026	25,000	23,625
New Albertsons Incorporated	8.00	5-1-2031	235,000	225,013
New Albertsons Incorporated	8.70	5-1-2030	25,000	24,625
Petco Animal Supplies Incorporated 144A	9.25	12-1-2018	195,000	203,288

				485,326

Textiles, Apparel & Luxury Goods : 0.04%
Quiksilver Incorporated/QS Wholesale Incorporated 144A	7.88	8-1-2018	45,000	41,063

Financials : 1.72%

Diversified Financial Services : 0.43%
Lehman Brothers Holdings Incorporated (s)	0.00	12-30-2016	655,000	95,794
Lehman Brothers Holdings Incorporated (s)	7.88	5-8-2018	1,350,000	350,934

				446,728

Insurance : 0.55%
Ambac Assurance Corporation 144A	5.10	6-7-2020	500,000	575,000

REITs : 0.74%
Apollo Commercial Real Estate Finance Incorporated	5.50	3-15-2019	30,000	29,494
Spirit Realty Capital Incorporated	2.88	5-15-2019	250,000	246,875
Spirit Realty Capital Incorporated	3.75	5-15-2021	195,000	193,416
Starwood Waypoint Residential Trust 144A	3.00	7-1-2019	280,000	273,525
Starwood Waypoint Residential Trust 144A	4.50	10-15-2017	20,000	20,788

				764,098

Industrials : 1.02%

Aerospace & Defense : 0.11%
TransDigm Incorporated	6.00	7-15-2022	110,000	111,238

Commercial Services & Supplies : 0.10%
Ceridian LLC/Comdata Incorporated 144A	8.13	11-15-2017	105,000	105,000

Electrical Equipment : 0.44%
SolarCity Corp (b)	1.63	11-1-2019	470,000	455,900

Transportation Infrastructure : 0.37%
Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.00	7-30-2019	400,000	386,500

Materials : 0.57%

Containers & Packaging : 0.15%
Tekni-Plex Incorporated 144A	9.75	6-1-2019	145,000	158,413

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.42%
Thompson Creek Metals Company Incorporated	7.38%	6-1-2018	$475,000	$437,000

Telecommunication Services : 0.15%

Wireless Telecommunication Services : 0.15%
T-Mobile USA Incorporated	6.38	3-1-2025	150,000	154,125

Total Corporate Bonds and Notes (Cost $5,039,255)				4,892,516

Foreign Corporate Bonds and Notes @: 0.41%

Consumer Discretionary : 0.41%

Diversified Consumer Services : 0.41%
Odeon & UCI Finco plc (GBP)	9.00	8-1-2018	300,000	431,919

Total Foreign Corporate Bonds and Notes (Cost $530,190)				431,919

			Shares
Investment Companies : 7.66%

Alternative Investment Funds : 7.66%
AQR Managed Futures Strategy Fund Class I			759,878	7,955,927

Total Investment Companies (Cost $7,500,000)				7,955,927

			Principal
Municipal Obligations : 0.44%

Puerto Rico : 0.44%
Puerto Rico Public Buildings Authority Government Facilities Revenue Bonds Series T (Miscellaneous Revenue) (i)	5.60	7-1-2030	$650,000	456,586

Total Municipal Obligations (Cost $489,657)				456,586

	Dividend yield		Shares
Preferred Stocks : 0.05%

Financials : 0.03%

REITs : 0.03%
Campus Crest Communities Incorporated	8.00%		1,150	29,417

Industrials : 0.02%

Transportation Infrastructure : 0.02%
Uber Technologies Incorporated †(a)(i)	0.00		304	18,864

Total Preferred Stocks (Cost $48,275)				48,281

	Strike price	Expiration date	Contracts
Purchased Put Options : 0.10%
American Airlines Group Incorporated (a)	22 USD	1-17-2015	4,700	596
AT&T Incorporated	35 USD	4-17-2015	1,000	2,090
iShares Russell 2000 ETF	110 USD	11-22-2014	24,400	10,248
S&P 500 Index	1,700 USD	6-19-2015	3,200	92,800

Total Purchased Put Options (Cost $265,201)				105,734

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name		Expiration date	Shares	Value
Warrants : 0.33%

Financials : 0.33%

Banks : 0.06%
JPMorgan Chase & Company †		10-28-2018	3,068	$60,746

Capital Markets : 0.27%
Morgan Stanley BV †		9-28-2015	8,862	261,981
WL Ross Holding Corporation †		8-5-2019	40,000	24,800
				286,781

Total Warrants (Cost $404,330)				347,527

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 1.52%

Materials : 1.52%

Metals & Mining : 1.52%
AuRico Gold Incorporated 144A	7.75%	4-1-2020	$110,000	107,800
Consolidated Minerals Limited 144A	8.00	5-15-2020	440,000	360,800
Evraz Incorporated North America Canada 144A%%	7.50	11-15-2019	360,000	360,000
First Quantum Minerals Limited 144A	7.25	5-15-2022	200,000	195,000
Hudbay Minerals Incorporated 144A	9.50	10-1-2020	535,000	561,750

Total Yankee Corporate Bonds and Notes (Cost $1,633,325)				1,585,350

	Yield		Shares
Short-Term Investments : 19.28%

Investment Companies : 17.56%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07%		18,242,421	18,242,421

			Principal
U.S. Treasury Securities : 1.72%
U.S. Treasury Bill #(z)	0.01	12-11-2014	$1,410,000	1,409,989
U.S. Treasury Bill #(z)	0.01	3-12-2015	380,000	379,949

				1,789,938

Total Short-Term Investments (Cost $20,032,381)				20,032,359

			Shares
Securities Sold Short : (24.33%)

Common Stocks : (16.81%)

Consumer Discretionary : (1.58%)

Hotels, Restaurants & Leisure : (0.11%)
McDonald’s Corporation			(1,222)	(114,538)

Internet & Catalog Retail : (0.53%)
Amazon.com Incorporated †			(1,340)	(409,316)
TripAdvisor Incorporated †			(1,641)	(145,491)

				(554,807)

Media : (0.71%)
Comcast Corporation Class A			(12,010)	(664,754)

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Media (continued)
Viacom Incorporated Class B	(1,013)	$(73,625)

		(738,379)

Multiline Retail : (0.09%)
Target Corporation	(1,570)	(97,057)

Specialty Retail : (0.14%)
Best Buy Company Incorporated	(3,781)	(129,083)
Five Below Incorporated †	(282)	(11,243)

		(140,326)

Consumer Staples : (0.55%)

Food & Staples Retailing : (0.36%)
CVS Health Corporation	(1,621)	(139,098)
Wal-Mart Stores Incorporated	(1,698)	(129,506)
Whole Foods Market Incorporated	(2,626)	(103,281)

		(371,885)

Household Products : (0.17%)
The Procter & Gamble Company	(2,087)	(182,132)

Tobacco : (0.02%)
Reynolds American Incorporated	(369)	(23,214)

Energy : (2.69%)

Energy Equipment & Services : (1.01%)
National Oilwell Varco Incorporated	(5,476)	(397,777)
Schlumberger Limited	(4,611)	(454,921)
Weatherford International plc †	(11,762)	(193,132)

		(1,045,830)

Oil, Gas & Consumable Fuels : (1.68%)
Antero Resources Corporation †	(3,312)	(173,681)
Apache Corporation	(1,110)	(85,692)
Athlon Energy Incorporated †	(249)	(14,517)
Chevron Corporation	(3,269)	(392,117)
Concho Resources Incorporated †	(1,172)	(127,783)
Conocophillips	(5,673)	(409,307)
Continental Resources Incorporated †	(2,264)	(127,622)
EOG Resources Incorporated	(1,920)	(182,496)
Petroleo Brasileiro SA ADR	(10,296)	(120,463)
Pioneer Natural Resources Company	(608)	(114,948)

		(1,748,626)

Financials : (3.18%)

Banks : (0.27%)
Banco Santander SA	(19,793)	(173,585)
U.S. Bancorp	(2,422)	(103,177)

		(276,762)

Capital Markets : (0.63%)
Ameriprise Financial Incorporated	(2,670)	(336,874)
Franklin Resources Incorporated	(1,926)	(107,105)
State Street Corporation	(2,854)	(215,363)

		(659,342)

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Diversified Financial Services : (0.17%)
Berkshire Hathaway Incorporated Class B †	(743)	$(104,139)
McGraw Hill Financial Incorporated	(848)	(76,727)

		(180,866)

Insurance : (1.41%)
Aon plc	(1,385)	(119,110)
The Chubb Corporation	(5,049)	(501,669)
The Travelers Companies Incorporated	(8,374)	(844,099)

		(1,464,878)

REITs : (0.70%)
Health Care REIT Incorporated	(3,816)	(271,356)
Starwood Waypoint Residential Trust	(1,316)	(34,453)
Ventas Incorporated	(6,078)	(416,404)

		(722,213)

Health Care : (3.63%)

Health Care Equipment & Supplies : (1.67%)
Abbott Laboratories	(1,605)	(69,962)
Baxter International Incorporated	(5,681)	(398,465)
Medtronic Incorporated	(18,590)	(1,267,095)

		(1,735,522)

Health Care Providers & Services : (1.79%)
Aetna Incorporated	(3,392)	(279,874)
AmerisourceBergen Corporation	(4,998)	(426,879)
Davita Healthcare Partners Incorporated †	(1,368)	(106,800)
Express Scripts Holding Company †	(1,816)	(139,505)
Humana Incorpoted	(4,984)	(692,028)
UnitedHealth Group Incorporated	(2,228)	(211,682)

		(1,856,768)

Life Sciences Tools & Services : (0.01%)
Illumina Incorporated	(59)	(11,362)

Pharmaceuticals : (0.16%)
Johnson & Johnson	(1,519)	(163,718)

Industrials : (1.01%)

Aerospace & Defense : (0.17%)
The Boeing Company	(1,448)	(180,870)

Airlines : (0.07%)
United Continental Holdings Incorporated †	(1,400)	(73,934)

Electrical Equipment : (0.22%)
SolarCity Corporation	(3,862)	(228,553)

Industrial Conglomerates : (0.20%)
General Electric Company	(8,095)	(208,932)

Machinery : (0.18%)
Caterpillar Incorporated	(1,832)	(185,783)

Trading Companies & Distributors : (0.17%)
Fastenal Company	(3,959)	(174,354)

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Alternative Strategies Fund

Security name	Shares	Value
Information Technology : (3.62%)

Communications Equipment : (0.43%)
Motorola Solutions Incorporated	(6,954)	$(448,533)

Electronic Equipment, Instruments & Components : (0.32%)
Corning Incorporated	(16,208)	(331,129)

Internet Software & Services : (0.20%)
Alibaba Group Holding Limited ADR	(790)	(77,894)
Twitter Incorporated †	(3,221)	(133,575)

		(211,469)

IT Services : (1.29%)
Accenture plc Class A	(4,045)	(328,130)
Infosys Limited ADR	(6,546)	(437,666)
International Business Machines Corporation	(2,710)	(445,524)
Visa Incorporated Class A	(329)	(79,430)
Xerox Corporation	(3,414)	(45,338)

		(1,336,088)

Semiconductors & Semiconductor Equipment : (0.40%)
ASML Holding NV	(3,104)	(309,407)
Texas Instruments Incorporated	(2,235)	(110,990)

		(420,397)

Software : (0.98%)
Adobe Systems Incorporated	(5,462)	(382,995)
Splunk Incorporated †	(2,765)	(182,711)
VMware Incorporated Class A †	(3,360)	(280,795)
Workday Incorporated Class A †	(1,779)	(169,859)

		(1,016,360)

Materials : (0.45%)

Metals & Mining : (0.45%)
First Quantum Minerals Limited	(21,048)	(317,480)
Newmont Mining Corporation	(7,790)	(146,140)

		(463,620)

Telecommunication Services : (0.10%)

Diversified Telecommunication Services : (0.10%)
AT&T Incorporated	(2,952)	(102,848)

		(17,471,095)

Exchange-Traded Funds : (7.52%)
Consumer Discretionary Select Sector SPDR ETF	(2,342)	(159,490)
Energy Select Sector SPDR Fund ETF	(1,740)	(152,111)
Health Care Select Sector SPDR Fund ETF	(1,605)	(107,968)
iShares MSCI Emerging Markets ETF	(20,227)	(852,568)
iShares Russell 2000 ETF	(8,364)	(974,908)
SPDR S&P 500 ETF	(26,534)	(5,350,849)
SPDR S&P Regional Banking ETF	(4,164)	(166,893)
Technology Select Sector SPDR Fund ETF	(1,305)	(52,905)

		(7,817,692)

Total Securities Sold Short (Proceeds $(25,084,614))		(25,288,787)

Wells Fargo Advantage Alternative Strategies Fund	Portfolio of investments — October 31, 2014 (unaudited)

Total investments in securities (excluding securities sold short) (Cost $90,547,120)*	89.82%	$93,336,990
Total securities sold short	(24.33)	(25,288,787)
Other assets and liabilities, net	34.51	35,863,643

Total net assets	100.00%	$103,911,846

†	Non-income-earning security
(b)	All or a portion of this security is segregated as collateral for securities sold short.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
@	Foreign bond principal is denominated in the local currency of the issuer.
%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $91,019,085 and unrealized gains (losses) consists of:

Gross unrealized gains	$4,653,807
Gross unrealized losses	(2,335,902)

Net unrealized gains	$2,317,905

Wells Fargo Advantage Alternative Strategies Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities, options, and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures. Non-listed OTC options, swaps and exotics (i.e. caps, floors, etc.) are valued at the evaluated price provided by an independent pricing service or an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On October 31, 2014, such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

NOTES TO FINANCIAL STATEMENTS continued

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as the cost of the investment and subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as an unrealized gain or loss. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Total return swaps

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-

NOTES TO FINANCIAL STATEMENTS continued

linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$10,777,959	$0	$0	$10,777,959
Consumer staples	3,457,608	0	0	3,457,608
Energy	4,986,853	0	0	4,986,853
Financials	8,525,974	0	0	8,525,974
Health care	9,150,160	0	0	9,150,160
Industrials	7,591,310	0	0	7,591,310
Information technology	7,211,643	0	0	7,211,643
Materials	3,442,415	0	2,448	3,444,863
Telecommunication services	1,995,866	0	0	1,995,866
Utilities	338,555	0	0	338,555
Corporate bonds and notes	0	4,892,516	0	4,892,516
Foreign corporate bonds and notes	0	431,919	0	431,919
Investment companies	7,955,927	0	0	7,955,927
Municipal obligations	0	456,586	0	456,586
Preferred stocks
Financials	29,417	0	0	29,417
Industrials	0	0	18,864	18,864

NOTES TO FINANCIAL STATEMENTS continued

Purchased put options	0	105,734	0	105,734
Warrants
Financials	0	347,527	0	347,527
Yankee corporate bonds and notes	0	1,585,350	0	1,585,350
Short-term investments
Investment companies	18,242,421	0	0	18,242,421
U.S. Treasury securities	1,409,989	379,949	0	1,789,938

	85,116,097	8,199,581	21,312	93,336,990
Forward foreign currency contracts	0	44,261	0	44,261
Futures contracts	1,020,814	0	0	1,020,814
Total return swap contracts	0	54,499	0	54,499

Total assets	$86,136,911	$8,298,341	$21,312	$94,456,564

Liabilities
Forward foreign currency contracts	$0	$8,357	$0	$8,357
Futures contracts	386,803	0	0	386,803
Securities sold short	25,288,787	0	0	25,288,787
Total return swap contracts	0	10,325	0	10,325
Written options	0	40,626	0	40,626

Total liabilities	$25,675,590	$59,308	$0	$25,734,898

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

DERIVATIVE TRANSACTIONS

As of October 31, 2014, the Fund entered into futures contracts for speculative purposes.

At October 31, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Counterparty	Type	Contract value at October 31, 2014	Unrealized gains (losses)
11-21-2014	8 Short	Morgan Stanley	IBEX 35 Index	$1,045,628	$(44,475)
11-21-2014	15 Long	Morgan Stanley	Amsterdam Index	1,541,563	80,536
11-21-2014	20 Long	Morgan Stanley	CAC 40 Index	1,060,290	44,958
11-27-2014	14 Long	Morgan Stanley	Hang Seng Index	2,161,157	70,422
12-8-2014	24 Short	Morgan Stanley	Euro-Bund Futures	4,538,709	(59,859)
12-11-2014	35 Long	Morgan Stanley	TOPIX Index	4,166,036	188,998
12-15-2014	4 Long	Morgan Stanley	10-Year Australian Treasury Bonds	432,223	11,698
12-15-2014	1 Short	Morgan Stanley	Swedish Krona Futures	270,560	1,517
12-15-2014	5 Long	Morgan Stanley	Norwegian Krone Futures	1,478,300	(90,415)
12-15-2014	28 Long	Morgan Stanley	New Zealand Dollar Futures	2,170,560	(15,896)
12-15-2014	77 Short	Morgan Stanley	Euro FX Futures	12,060,125	313,239

NOTES TO FINANCIAL STATEMENTS continued

Expiration date	Contracts	Counterparty	Type	Contract value at October 31, 2014	Unrealized gains (losses)
12-15-2014	46 Short	Morgan Stanley	British Pound Futures	4,595,688	53,772
12-15-2014	20 Short	Morgan Stanley	Australian Dollar Futures	1,753,800	(5,241)
12-15-2014	3 Short	Morgan Stanley	Swiss Franc Futures	389,700	3,666
12-18-2014	1 Short	Morgan Stanley	10-Year Canadian Treasury Bonds	121,583	(579)
12-18-2014	3 Short	Morgan Stanley	S&P/TSX 60 Index	451,338	24,129
12-18-2014	6 Short	Morgan Stanley	SPI 200 Index	728,376	(32,444)
12-19-2014	38 Short	Morgan Stanley	FTSE MIB Index	3,954,604	31,632
12-19-2014	32 Short	Morgan Stanley	S&P 500 Index	3,218,240	(51,173)
12-19-2014	1 Long	Morgan Stanley	FTSE MIB Index	123,510	(1,473)
12-19-2014	12 Long	Morgan Stanley	DAX Index	3,499,672	(54,492)
12-19-2014	12 Short	Morgan Stanley	S&P 500 Index	1,206,840	(20,932)
12-19-2014	8 Short	Morgan Stanley	MSCI Emerging Markets Index	405,440	17,144
12-19-2014	6 Short	Morgan Stanley	Russell 2000 Index	702,600	(9,824)
12-19-2014	21 Short	Morgan Stanley	MSCI EAFE Index	1,927,800	59,912
12-19-2014	62 Long	Morgan Stanley	10-Year U.S. Treasury Notes	7,834,281	80,561
12-29-2014	9 Long	Morgan Stanley	Long Gilt Bonds	1,657,130	38,630

As of October 31, 2014, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes. At October 31, 2014, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at October 31, 2014	In exchange for U.S. $	Unrealized losses
12-17-2014	Morgan Stanley	32,000 EUR	$40,112	$40,580	$(468)
12-17-2014	Morgan Stanley	62,000 EUR	77,717	78,691	(974)
12-17-2014	Morgan Stanley	32,000 EUR	40,112	40,884	(772)
12-17-2014	State Street Bank	42,130 CHF	43,804	44,228	(424)
12-17-2014	State Street Bank	63,693 CHF	66,224	66,629	(405)
12-17-2014	State Street Bank	37,626 CHF	39,121	39,913	(792)
12-17-2014	State Street Bank	21,551 GBP	34,464	34,855	(391)
1-15-2015	Morgan Stanley	11,000 EUR	13,791	14,112	(321)
1-15-2015	Morgan Stanley	43,000 EUR	53,911	54,440	(529)
1-15-2015	Morgan Stanley	36,000 EUR	45,135	45,370	(235)
1-15-2015	Morgan Stanley	28,000 EUR	35,105	35,829	(724)
1-15-2015	Morgan Stanley	20,000 EUR	25,075	25,727	(652)
1-15-2015	Morgan Stanley	15,000 EUR	18,806	19,266	(460)
1-15-2015	Morgan Stanley	16,000 EUR	20,060	20,405	(345)
1-15-2015	Morgan Stanley	22,000 EUR	27,582	27,948	(366)
1-15-2015	Morgan Stanley	9,000 EUR	11,284	11,419	(135)
1-15-2015	Morgan Stanley	11,000 EUR	13,791	13,964	(173)

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at October 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
11-17-2014	Morgan Stanley	278,712 GBP	$445,809	$447,542	$1,733
12-17-2014	JPMorgan Chase Bank	15,509,000 JPY	138,134	145,531	7,397
12-17-2014	JPMorgan Chase Bank	74,000 EUR	92,759	92,568	(191)
12-17-2014	Morgan Stanley	1,807 GBP	2,889	2,908	19
12-17-2014	Morgan Stanley	1,128 GBP	1,804	1,811	7
12-17-2014	Morgan Stanley	395,910 CHF	411,645	423,789	12,144
12-17-2014	Morgan Stanley	19,833 GBP	31,716	32,187	471
12-17-2014	Morgan Stanley	26,622 EUR	33,370	34,461	1,091
12-17-2014	Morgan Stanley	51,000 EUR	63,928	66,040	2,112
12-17-2014	Morgan Stanley	70,000 EUR	87,745	89,360	1,615
12-17-2014	Morgan Stanley	5,000 EUR	6,267	6,356	89
12-17-2014	State Street Bank	105,729 CHF	109,931	110,814	883
12-17-2014	State Street Bank	24,104 GBP	38,545	38,965	420
1-15-2015	Morgan Stanley	32,000 EUR	40,120	41,349	1,229
1-15-2015	Morgan Stanley	23,000 EUR	28,836	29,838	1,002
1-15-2015	Morgan Stanley	43,000 EUR	53,911	55,597	1,686

NOTES TO FINANCIAL STATEMENTS continued

Exchange date	Counterparty	Contracts to deliver	U.S. value at October 31, 2014	In exchange for U.S. $	Unrealized gains (losses)
1-15-2015	Morgan Stanley	11,000 EUR	13,791	13,918	127
1-15-2015	Morgan Stanley	295,000 EUR	369,855	382,091	12,236

As of October 31, 2014, the Fund entered into written options for speculative purposes. Open put and call options written at October 31, 2014 were as follow for the Fund:

Expiration date	Counterparty	Description	Number of contracts	Call/ Put	Strike price	Value
12-20-2014	Morgan Stanley	PetSmart Incorporated	1	Call	$75	$(173)
6-19-2015	Morgan Stanley	S&P 500 Index	32	Put	1,500	(40,453)

The Fund entered into total return swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. As of October 31, 2014, the Fund entered into total return swap contracts for speculative purposes. At October 31, 2014, the Fund had the following total return swap contracts outstanding:

Expiration	Notional amount	Swap description	Counterparty	Unrealized gain (losses)
9-5-2015	123,040 USD	In an agreement dated 8-6-2014, the Fund makes monthly payments of 1 Month USD LIBOR +60 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Inmarsat plc.	Morgan Stanley	$(9,755)

7-14-2016	10,921 EUR	In an agreement dated 7-10-2014, the Fund makes monthly payments of 1 Month EUR LIBOR +60 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity JC Decaux SA.	Morgan Stanley	(570)

10-20-2016	110,578 USD	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ally Financial Incorporated.	Morgan Stanley	5,577

10-20-2016	278,098 USD	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Brookdale Senior Living Incorporated.	Morgan Stanley	20,269

10-20-2016	249,172 USD	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity CHIMERA Investment Corporation.	Morgan Stanley	3,236

10-20-2016	180,522 USD	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Comcast Corporation Class A.	Morgan Stanley	10,984

10-20-2016	93,456 USD	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity EP Energy Corporation Class A.	Morgan Stanley	3,109

10-20-2016	77,031 USD	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR. At expiration, the Fund will	Morgan Stanley	11,324

NOTES TO FINANCIAL STATEMENTS continued

Expiration	Notional amount	Swap description	Counterparty	Unrealized gain (losses)
receive the positive return or pay the negative return of the referenced entity Marathon Petroleum Corporation.

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 99.31%

Consumer Discretionary : 24.16%

Auto Components : 1.22%
Delphi Automotive plc	61,920	$4,271,242

Hotels, Restaurants & Leisure : 2.40%
Chipotle Mexican Grill Incorporated †	6,100	3,891,800
Las Vegas Sands Corporation	72,600	4,520,076

		8,411,876

Internet & Catalog Retail : 5.35%
Amazon.com Incorporated †	28,130	8,592,590
Netflix Incorporated †	14,030	5,510,563
The Priceline Group Incorporated †	3,870	4,668,033

		18,771,186

Leisure Products : 1.31%
Polaris Industries Incorporated	30,450	4,593,687

Media : 8.54%
Comcast Corporation Class A	173,250	9,589,388
Liberty Global plc Class C †	131,723	5,857,722
Time Warner Incorporated	91,300	7,255,611
Twenty-First Century Fox Incorporated	209,700	7,230,456

		29,933,177

Specialty Retail : 2.04%
TJX Companies Incorporated	113,250	7,170,990

Textiles, Apparel & Luxury Goods : 3.30%
Nike Incorporated Class B	76,750	7,135,448
Under Armour Incorporated Class A †	67,600	4,433,208

		11,568,656

Consumer Staples : 3.02%

Beverages : 3.02%
Brown-Forman Corporation Class B	32,750	3,034,943
Constellation Brands Incorporated Class A †	82,580	7,559,373

		10,594,316

Energy : 5.23%

Energy Equipment & Services : 2.61%
Halliburton Company	119,260	6,575,996
Nabors Industries Limited	144,700	2,582,895

		9,158,891

Oil, Gas & Consumable Fuels : 2.62%
Antero Resources Corporation †	65,129	3,415,365
Pioneer Natural Resources Company	30,410	5,749,315

		9,164,680

Financials : 6.44%

Capital Markets : 1.78%
Affiliated Managers Group Incorporated †	31,252	6,243,837

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Capital Growth Fund

Security name	Shares	Value
Consumer Finance : 1.01%
American Express Company	39,350	$3,539,533

Diversified Financial Services : 3.65%
IntercontinentalExchange Group Incorporated	29,630	6,171,633
McGraw Hill Financial Incorporated	73,200	6,623,136

		12,794,769

Health Care : 17.47%

Biotechnology : 9.54%
Biogen Idec Incorporated †	23,050	7,400,894
Celgene Corporation †	85,140	9,117,643
Gilead Sciences Incorporated †	65,657	7,353,584
Regeneron Pharmaceuticals Incorporated †	14,500	5,708,940
Vertex Pharmaceuticals Incorporated †	34,200	3,852,288

		33,433,349

Health Care Providers & Services : 2.74%
Cardinal Health Incorporated	35,950	2,821,356
McKesson Corporation	33,350	6,783,724

		9,605,080

Pharmaceuticals : 5.19%
AbbVie Incorporated	153,650	9,750,629
Bristol-Myers Squibb Company	71,300	4,148,947
Eli Lilly & Company	64,850	4,301,501

		18,201,077

Industrials : 8.50%

Airlines : 2.25%
American Airlines Group Incorporated	64,050	2,648,468
Delta Air Lines Incorporated	130,330	5,243,176

		7,891,644

Machinery : 2.70%
Cummins Incorporated	40,321	5,894,124
Wabtec Corporation	41,300	3,564,190

		9,458,314

Road & Rail : 2.14%
Canadian Pacific Railway Limited	27,450	5,700,816
Old Dominion Freight Line Incorporated †	24,800	1,807,176

		7,507,992

Trading Companies & Distributors : 1.41%
United Rentals Incorporated †	44,830	4,933,990

Information Technology : 31.00%

Communications Equipment : 1.53%
Palo Alto Networks Incorporated †	50,678	5,356,665

Electronic Equipment, Instruments & Components : 1.66%
TE Connectivity Limited	95,500	5,837,915

Internet Software & Services : 8.86%
Alibaba Group Holding Limited ADR †	27,852	2,746,207
Facebook Incorporated Class A †	165,810	12,434,092
Google Incorporated Class A †	14,330	8,137,577

Wells Fargo Advantage Capital Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name			Shares	Value
Internet Software & Services (continued)
Google Incorporated Class C †			13,830	$7,732,076

				31,049,952

IT Services : 4.10%
Alliance Data Systems Corporation †			12,900	3,655,215
Vantiv Incorporated Class A †			89,690	2,773,215
Visa Incorporated Class A			32,870	7,935,804

				14,364,234

Semiconductors & Semiconductor Equipment : 3.27%
Applied Materials Incorporated			184,050	4,065,665
Micron Technology Incorporated †			223,850	7,407,197

				11,472,862

Software : 4.15%
Adobe Systems Incorporated †			60,640	4,252,077
Salesforce.com Incorporated †			92,580	5,924,194
ServiceNow Incorporated †			64,330	4,369,937

				14,546,208

Technology Hardware, Storage & Peripherals : 7.43%
Apple Incorporated			195,575	21,122,100
Western Digital Corporation			50,300	4,948,011

				26,070,111

Materials : 1.58%

Chemicals : 1.58%
Monsanto Company			48,070	5,529,973

Telecommunication Services : 1.91%

Wireless Telecommunication Services : 1.91%
SBA Communications Corporation Class A †			59,500	6,683,629

Total Common Stocks (Cost $259,303,823)				348,159,835

		Yield
Short-Term Investments : 1.06%

Investment Companies : 1.06%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	3,705,293	3,705,293

Total Short-Term Investments (Cost $3,705,293)				3,705,293

Total investments in securities (Cost $263,009,116)*	100.37%			351,865,128
Other assets and liabilities, net	(0.37)			(1,285,686)

Total net assets	100.00%			$350,579,442

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $264,043,676 and unrealized gains (losses) consists of:

Gross unrealized gains	$92,183,767
Gross unrealized losses	(4,362,315)

Net unrealized gains	$87,821,452

Wells Fargo Advantage Capital Growth Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$84,720,814	$0	$0	$84,720,814
Consumer staples	10,594,316	0	0	10,594,316
Energy	18,323,571	0	0	18,323,571
Financials	22,578,139	0	0	22,578,139
Health care	61,239,506	0	0	61,239,506
Industrials	29,791,940	0	0	29,791,940

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Information technology	108,697,947	0	0	108,697,947
Materials	5,529,973	0	0	5,529,973
Telecommunication services	6,683,629	0	0	6,683,629
Short-term investments
Investment companies	3,705,293	0	0	3,705,293

Total assets	$351,865,128	$0	$0	$351,865,128

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.32%

Consumer Discretionary : 10.61%

Automobiles : 1.58%
Ford Motor Company	272,572	$3,840,539
General Motors Company	122,028	3,831,679

		7,672,218

Hotels, Restaurants & Leisure : 0.82%
Chipotle Mexican Grill Incorporated †	6,245	3,984,310

Household Durables : 0.42%
Pulte Homes Incorporated	105,136	2,017,560

Internet & Catalog Retail : 0.25%
The Priceline Group Incorporated †	1,009	1,217,066

Media : 3.17%
Comcast Corporation Class A	123,632	6,843,031
DIRECTV Group Incorporated †	12,347	1,071,596
The Walt Disney Company	81,474	7,445,094

		15,359,721

Multiline Retail : 1.09%
Dollar General Corporation †	37,408	2,344,359
Macy’s Incorporated	30,946	1,789,298
Target Corporation	18,321	1,132,604

		5,266,261

Specialty Retail : 3.28%
Best Buy Company Incorporated	50,251	1,715,569
GameStop Corporation Class A «	81,063	3,466,254
Lowe’s Companies Incorporated	62,741	3,588,785
The Home Depot Incorporated	72,937	7,112,816

		15,883,424

Consumer Staples : 8.86%

Beverages : 1.53%
Constellation Brands Incorporated Class A †	20,946	1,917,397
Dr Pepper Snapple Group Incorporated	25,971	1,798,492
PepsiCo Incorporated	28,641	2,754,405
The Coca-Cola Company	22,679	949,797

		7,420,091

Food & Staples Retailing : 3.11%
CVS Health Corporation	68,476	5,875,926
Sysco Corporation	37,700	1,452,958
The Kroger Company	18,356	1,022,613
Wal-Mart Stores Incorporated	88,287	6,733,649

		15,085,146

Food Products : 1.70%
Archer Daniels Midland Company	85,275	4,007,925
Sanderson Farms Incorporated «	35,443	2,976,503
Tyson Foods Incorporated Class A	30,298	1,222,524

		8,206,952

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value
Household Products : 0.96%
Kimberly-Clark Corporation	15,190	$1,735,761
The Procter & Gamble Company	33,346	2,910,105

		4,645,866

Tobacco : 1.56%
Altria Group Incorporated	127,101	6,144,062
Philip Morris International	16,088	1,431,993

		7,576,055

Energy : 9.58%

Energy Equipment & Services : 0.81%
National Oilwell Varco Incorporated	15,317	1,112,627
Schlumberger Limited	28,402	2,802,141

		3,914,768

Oil, Gas & Consumable Fuels : 8.77%
Chesapeake Energy Corporation	45,873	1,017,463
Chevron Corporation	74,996	8,995,770
ConocoPhillips Company	73,230	5,283,545
EOG Resources Incorporated	32,591	3,097,775
Exxon Mobil Corporation	133,622	12,922,584
Kinder Morgan Incorporated «	22,622	875,471
Marathon Oil Corporation	37,858	1,340,173
Marathon Petroleum Corporation	41,503	3,772,623
Phillips 66	20,257	1,590,175
Tesoro Corporation	50,500	3,606,205

		42,501,784

Financials : 15.55%

Banks : 4.68%
Bank of America Corporation	211,146	3,623,265
Citigroup Incorporated	143,322	7,672,027
Huntington Bancshares Incorporated	295,100	2,924,441
JPMorgan Chase & Company	82,774	5,006,172
PNC Financial Services Group Incorporated	24,382	2,106,361
SunTrust Banks Incorporated	34,762	1,360,585

		22,692,851

Capital Markets : 2.74%
BlackRock Incorporated	4,700	1,603,217
Goldman Sachs Group Incorporated	27,100	5,148,729
Morgan Stanley	134,763	4,709,967
T. Rowe Price Group Incorporated	22,193	1,821,823

		13,283,736

Consumer Finance : 0.37%
Capital One Financial Corporation	21,655	1,792,384

Diversified Financial Services : 0.92%
Berkshire Hathaway Incorporated Class B †	31,905	4,471,805

Insurance : 3.29%
ACE Limited	17,911	1,957,672
American Financial Group Incorporated	22,004	1,316,499
American International Group Incorporated	52,458	2,810,175
Assurant Incorporated	30,601	2,087,600
Symetra Financial Corporation	128,000	3,033,600
The Hartford Financial Services Group Incorporated	89,764	3,552,859

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Insurance (continued)
The Travelers Companies Incorporated	11,574	$1,166,659

		15,925,064

REITs : 3.55%
American Tower Corporation	39,909	3,891,128
AvalonBay Communities Incorporated	20,930	3,261,731
Crown Castle International Corporation	19,524	1,525,215
General Growth Properties Incorporated	138,079	3,577,627
Host Hotels & Resorts Incorporated	41,100	958,041
Simon Property Group Incorporated	22,157	3,970,756

		17,184,498

Health Care : 15.15%

Biotechnology : 2.61%
Amgen Incorporated	26,284	4,262,739
Biogen Idec Incorporated †	3,986	1,279,825
Gilead Sciences Incorporated †	63,658	7,129,696

		12,672,260

Health Care Equipment & Supplies : 2.39%
Boston Scientific Corporation †	221,067	2,935,770
Covidien plc	15,973	1,476,544
DexCom Incorporated †	57,070	2,565,297
Medtronic Incorporated	67,484	4,599,709

		11,577,320

Health Care Providers & Services : 2.64%
Aetna Incorporated	44,864	3,701,729
AmerisourceBergen Corporation	46,866	4,002,825
Cardinal Health Incorporated	15,651	1,228,290
Humana Incorporated	7,371	1,023,463
McKesson Corporation	4,945	1,005,862
UnitedHealth Group Incorporated	19,557	1,858,111

		12,820,280

Life Sciences Tools & Services : 0.15%
Thermo Fisher Scientific Incorporated	6,054	711,769

Pharmaceuticals : 7.36%
AbbVie Incorporated	100,733	6,392,516
Actavis plc †	12,507	3,035,949
Eli Lilly & Company	34,170	2,266,496
Johnson & Johnson	107,723	11,610,385
Merck & Company Incorporated	66,523	3,854,343
Pfizer Incorporated	283,610	8,494,120

		35,653,809

Industrials : 9.77%

Aerospace & Defense : 2.66%
General Dynamics Corporation	7,000	978,320
L-3 Communications Holdings Incorporated	17,514	2,127,250
Lockheed Martin Corporation	25,473	4,854,390
The Boeing Company	39,290	4,907,714

		12,867,674

Airlines : 1.51%
Delta Air Lines Incorporated	77,419	3,114,566

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Shares	Value
Airlines (continued)
Southwest Airlines Company	121,501	$4,189,354

		7,303,920

Commercial Services & Supplies : 0.61%
RR Donnelley & Sons Company	91,514	1,596,919
The ADT Corporation «	37,928	1,359,340

		2,956,259

Construction & Engineering : 0.53%
Fluor Corporation	39,020	2,588,587

Industrial Conglomerates : 2.26%
3M Company	6,857	1,054,401
General Electric Company	384,192	9,915,996

		10,970,397

Machinery : 1.75%
Caterpillar Incorporated	48,304	4,898,509
Snap-on Incorporated	27,262	3,602,401

		8,500,910

Road & Rail : 0.45%
CSX Corporation	61,054	2,175,354

Information Technology : 20.02%

Communications Equipment : 2.59%
Cisco Systems Incorporated	245,674	6,011,643
QUALCOMM Incorporated	83,162	6,529,049

		12,540,692

Electronic Equipment, Instruments & Components : 0.71%
Corning Incorporated	169,067	3,454,039

Internet Software & Services : 2.07%
Facebook Incorporated Class A †	63,757	4,781,137
Google Incorporated Class A †	7,138	4,053,456
Google Incorporated Class C †	2,131	1,191,399

		10,025,992

IT Services : 1.94%
International Business Machines Corporation	13,597	2,235,347
MasterCard Incorporated Class A	16,784	1,405,660
The Western Union Company	130,074	2,206,055
Visa Incorporated Class A	5,548	1,339,454
Xerox Corporation	167,287	2,221,571

		9,408,087

Semiconductors & Semiconductor Equipment : 3.53%
Intel Corporation	237,596	8,080,640
Lam Research Corporation	12,136	944,909
Micron Technology Incorporated †	98,005	3,242,985
Texas Instruments Incorporated	97,700	4,851,782

		17,120,316

Software : 3.79%
CA Incorporated	60,638	1,762,140
Intuit Incorporated	48,800	4,294,888

Wells Fargo Advantage Disciplined U.S. Core Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name		Shares	Value
Software (continued)
Microsoft Corporation		139,473	$6,548,257
Oracle Corporation		146,998	5,740,272

			18,345,557

Technology Hardware, Storage & Peripherals : 5.39%
Apple Incorporated		167,547	18,095,076
EMC Corporation		34,524	991,875
Hewlett-Packard Company		146,643	5,261,551
SanDisk Corporation		18,754	1,765,502

			26,114,004

Materials : 2.56%

Chemicals : 1.99%
Dow Chemical Company		91,193	4,504,934
E.I. du Pont de Nemours & Company		17,462	1,207,497
LyondellBasell Industries NV Class A		42,859	3,927,170

			9,639,601

Metals & Mining : 0.57%
Freeport-McMoRan Copper & Gold Incorporated Class B		60,999	1,738,472
United States Steel Corporation		25,511	1,021,460

			2,759,932

Telecommunication Services : 2.96%

Diversified Telecommunication Services : 2.96%
AT&T Incorporated		174,324	6,073,448
Verizon Communications Incorporated		164,759	8,279,140

			14,352,588

Utilities : 3.26%

Electric Utilities : 1.10%
Entergy Corporation		38,868	3,265,689
Exelon Corporation		56,048	2,050,796

			5,316,485

Gas Utilities : 0.69%
AGL Resources Incorporated		62,307	3,358,970

Multi-Utilities : 1.47%
CMS Energy Corporation		116,500	3,806,055
Public Service Enterprise Group Incorporated		79,789	3,296,085

			7,102,140

Total Common Stocks (Cost $317,625,479)			476,438,502

	Yield
Short-Term Investments : 3.57%

Investment Companies : 3.57%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.12%	8,215,900	8,215,900

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Disciplined U.S. Core Fund

Security name	Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	9,088,443	$9,088,443

Total Short-Term Investments (Cost $17,304,343)			17,304,343

Total investments in securities (Cost $334,929,822)*	101.89%		493,742,845
Other assets and liabilities, net	(1.89)		(9,167,213)

Total net assets	100.00%		$484,575,632

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $335,958,258 and unrealized gains (losses) consists of:

Gross unrealized gains	$161,394,304
Gross unrealized losses	(3,609,717)

Net unrealized gains	$157,784,587

Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$51,400,560	$0	$0	$51,400,560
Consumer staples	42,934,110	0	0	42,934,110
Energy	46,416,552	0	0	46,416,552
Financials	75,350,338	0	0	75,350,338
Health care	73,435,438	0	0	73,435,438
Industrials	47,363,101	0	0	47,363,101
Information technology	97,008,687	0	0	97,008,687
Materials	12,399,533	0	0	12,399,533
Telecommunication services	14,352,588	0	0	14,352,588
Utilities	15,777,595	0	0	15,777,595
Short-term investments
Investment companies	9,088,443	8,215,900	0	17,304,343

Total assets	$485,526,945	$8,215,900	$0	$493,742,845

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.13%

Consumer Discretionary : 29.55%

Auto Components : 2.05%
Delphi Automotive plc	214,500	$14,796,210

Hotels, Restaurants & Leisure : 3.45%
Chipotle Mexican Grill Incorporated †	19,000	12,122,000
Las Vegas Sands Corporation	206,529	12,858,496

		24,980,496

Internet & Catalog Retail : 6.51%
Amazon.com Incorporated †	74,100	22,634,586
Netflix Incorporated †	29,200	11,468,884
The Priceline Group Incorporated †	10,800	13,027,068

		47,130,538

Media : 11.75%
Comcast Corporation Class A	508,700	28,156,545
Liberty Global plc Class C †	517,000	22,990,990
Time Warner Incorporated	188,600	14,988,042
Twenty-First Century Fox Incorporated	550,000	18,964,000

		85,099,577

Specialty Retail : 3.12%
TJX Companies Incorporated	357,000	22,605,240

Textiles, Apparel & Luxury Goods : 2.67%
Nike Incorporated Class B	208,200	19,356,354

Consumer Staples : 3.49%

Beverages : 3.49%
Constellation Brands Incorporated Class A †	275,700	25,237,578

Energy : 5.02%

Energy Equipment & Services : 2.01%
Halliburton Company	263,400	14,523,876

Oil, Gas & Consumable Fuels : 3.01%
Antero Resources Corporation «†	166,177	8,714,322
Pioneer Natural Resources Company	69,300	13,101,858

		21,816,180

Financials : 4.83%

Capital Markets : 2.30%
Affiliated Managers Group Incorporated †	83,400	16,662,486

Diversified Financial Services : 2.53%
IntercontinentalExchange Group Incorporated	87,900	18,308,691

Health Care : 11.18%

Biotechnology : 5.59%
Biogen Idec Incorporated †	47,700	15,315,516

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Endeavor Select Fund

Security name	Shares	Value
Biotechnology (continued)
Celgene Corporation †	235,100	$25,176,859

		40,492,375

Health Care Providers & Services : 2.82%
McKesson Corporation	100,300	20,402,023

Pharmaceuticals : 2.77%
AbbVie Incorporated	316,500	20,085,090

Industrials : 6.92%

Airlines : 2.29%
Delta Air Lines Incorporated	412,900	16,610,967

Machinery : 2.29%
Cummins Incorporated	113,500	16,591,430

Road & Rail : 2.34%
Canadian Pacific Railway Limited	81,400	16,905,152

Information Technology : 31.22%

Communications Equipment : 1.49%
Palo Alto Networks Incorporated †	101,936	10,774,635

Electronic Equipment, Instruments & Components : 2.17%
TE Connectivity Limited	257,000	15,710,410

Internet Software & Services : 10.00%
Alibaba Group Holding Limited ADR †	13,392	1,320,451
Facebook Incorporated Class A †	383,700	28,773,663
Google Incorporated Class A †	45,075	25,596,740
Google Incorporated Class C †	29,875	16,702,515

		72,393,369

IT Services : 4.70%
Vantiv Incorporated Class A †	435,500	13,465,660
Visa Incorporated Class A	85,300	20,593,979

		34,059,639

Semiconductors & Semiconductor Equipment : 2.02%
Micron Technology Incorporated †	442,200	14,632,398

Software : 5.65%
Adobe Systems Incorporated †	192,400	13,491,088
Salesforce.com Incorporated †	259,400	16,599,006
ServiceNow Incorporated †	159,300	10,821,249

		40,911,343

Technology Hardware, Storage & Peripherals : 5.19%
Apple Incorporated	347,743	37,556,244

Materials : 2.62%

Chemicals : 2.62%
Monsanto Company	165,100	18,993,104

Wells Fargo Advantage Endeavor Select Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name			Shares	Value
Telecommunication Services : 3.30%

Wireless Telecommunication Services : 3.30%
SBA Communications Corporation Class A †			212,579	$23,878,999

Total Common Stocks (Cost $553,549,732)				710,514,404

Short-Term Investments : 2.21%		Yield

Investment Companies : 2.21%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.12%	4,383,750	4,383,750
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	11,585,860	11,585,860

Total Short-Term Investments (Cost $15,969,610)				15,969,610

Total investments in securities (Cost $569,519,342)*	100.34%			726,484,014

Other assets and liabilities, net	(0.34)			(2,441,770)

Total net assets	100.00%			$724,042,244

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $570,140,580 and unrealized gains (losses) consists of:

Gross unrealized gains	$165,550,404
Gross unrealized losses	(9,206,970)

Net unrealized gains	$156,343,434

Wells Fargo Advantage Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$213,968,415	$0	$0	$213,968,415
Consumer staples	25,237,578	0	0	25,237,578
Energy	36,340,056	0	0	36,340,056
Financials	34,971,177	0	0	34,971,177
Health care	80,979,488	0	0	80,979,488
Industrials	50,107,549	0	0	50,107,549
Information technology	226,038,038	0	0	226,038,038
Materials	18,993,104	0	0	18,993,104
Telecommunication services	23,878,999	0	0	23,878,999
Short-term investments
Investment companies	11,585,860	4,383,750	0	15,969,610

Total assets	$722,100,264	$4,383,750	$0	$726,484,014

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.71%

Consumer Discretionary : 18.41%

Auto Components : 0.63%
BorgWarner Incorporated	166,690	$9,504,664
Delphi Automotive plc	871,510	60,116,760

		69,621,424

Distributors : 1.91%
LKQ Corporation †	7,373,000	210,646,610

Diversified Consumer Services : 1.58%
Grand Canyon Education Incorporated †(l)	3,633,000	174,020,700

Hotels, Restaurants & Leisure : 2.62%
Chipotle Mexican Grill Incorporated †	197,160	125,788,080
Starbucks Corporation	2,161,510	163,323,696

		289,111,776

Internet & Catalog Retail : 2.08%
Amazon.com Incorporated †	349,910	106,883,509
Netflix Incorporated †	7,200	2,827,944
RetailMeNot Incorporated †«	2,070,800	43,611,048
The Priceline Group Incorporated †	63,050	76,051,541

		229,374,042

Media : 0.96%
The Walt Disney Company	1,164,100	106,375,458

Multiline Retail : 2.12%
Dollar Tree Incorporated †	3,867,320	234,243,572

Specialty Retail : 5.96%
Boot Barn Holdings Incorporated †	92,479	1,641,502
Cabela’s Incorporated †«	1,212,940	58,245,379
CarMax Incorporated †	4,590,800	256,671,628
Five Below Incorporated †(l)«	3,188,130	127,110,743
Tractor Supply Company	2,939,700	215,244,834

		658,914,086

Textiles, Apparel & Luxury Goods : 0.55%
Under Armour Incorporated Class A †	929,210	60,937,592

Consumer Staples : 3.81%

Food & Staples Retailing : 3.22%
Costco Wholesale Corporation	667,940	89,083,158
Sprouts Farmers Market Incorporated †	5,197,000	151,284,670
United Natural Foods Incorporated †	1,604,000	109,104,080
Whole Foods Market Incorporated	166,700	6,556,311

		356,028,219

Personal Products : 0.59%
Estee Lauder Companies Incorporated Class A	864,410	64,986,344

Energy : 5.26%

Energy Equipment & Services : 0.12%
Oil States International Incorporated	214,000	12,784,360

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Growth Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 5.14%
Concho Resources Incorporated †	2,022,260	$220,487,008
EOG Resources Incorporated	177,000	16,596,501
Memorial Resource Development Corporation †	1,261,679	34,178,884
Oasis Petroleum Incorporated †	1,490,300	44,649,388
Parsley Energy Incorporated Class A †	2,352,069	39,914,611
Pioneer Natural Resources Company	825,000	155,974,500
Whiting Petroleum Corporation †	923,000	56,524,520

		568,325,412

Financials : 5.29%

Capital Markets : 2.61%
Financial Engines Incorporated	2,292,460	91,400,380
TD Ameritrade Holding Corporation	5,824,020	196,502,435

		287,902,815

Consumer Finance : 1.63%
American Express Company	2,005,570	180,401,022

Diversified Financial Services : 1.05%
MarketAxess Holdings Incorporated	1,788,060	115,598,079

Health Care : 22.07%

Biotechnology : 11.82%
Alexion Pharmaceuticals Incorporated †	1,868,490	357,554,246
Biogen Idec Incorporated †	541,640	173,909,771
BioMarin Pharmaceutical Incorporated †	555,230	45,806,475
Celgene Corporation †	1,685,940	180,547,315
Gilead Sciences Incorporated †	1,364,320	152,803,840
Medivation Incorporated †	893,320	94,423,924
NPS Pharmaceuticals Incorporated †	2,783,175	76,258,995
Regeneron Pharmaceuticals Incorporated †	504,490	198,627,803
Synageva BioPharma Corporation †«	340,000	25,751,600

		1,305,683,969

Health Care Equipment & Supplies : 0.89%
Covidien plc	1,059,690	97,957,744

Health Care Providers & Services : 3.04%
AmerisourceBergen Corporation	1,295,070	110,611,929
Catamaran Corporation †	2,927,350	139,546,775
Envision Healthcare Holdings Incorporated †	2,457,690	85,896,266

		336,054,970

Health Care Technology : 2.35%
Cerner Corporation †	3,358,920	212,753,993
Veeva Systems Incorporated Class A †«	1,578,900	47,019,642

		259,773,635

Life Sciences Tools & Services : 2.34%
Covance Incorporated †	1,607,000	128,399,300
Mettler-Toledo International Incorporated †	405,780	104,881,957
Quintiles Transnational Holdings Incorporated †	425,640	24,916,966

		258,198,223

Pharmaceuticals : 1.63%
Jazz Pharmaceuticals plc †	192,740	32,542,222
Pacira Pharmaceuticals Incorporated †	195,500	18,146,310

Wells Fargo Advantage Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Perrigo Company plc	803,750	$129,765,438

		180,453,970

Industrials : 11.10%

Aerospace & Defense : 1.26%
Precision Castparts Corporation	312,030	68,865,021
The Boeing Company	184,350	23,027,159
United Technologies Corporation	436,410	46,695,870

		138,588,050

Air Freight & Logistics : 0.86%
United Parcel Service Incorporated Class B	909,270	95,391,516

Building Products : 0.42%
A.O. Smith Corporation	860,000	45,881,000

Commercial Services & Supplies : 0.52%
Tyco International Limited	340,580	14,621,099
Waste Connections Incorporated	865,400	43,183,460

		57,804,559

Industrial Conglomerates : 0.13%
Danaher Corporation	182,470	14,670,588

Machinery : 0.86%
Flowserve Corporation	972,380	66,112,116
ITT Corporation	628,500	28,320,210

		94,432,326

Professional Services : 0.24%
Paylocity Holding Corporation †«	1,068,371	26,175,090

Road & Rail : 6.81%
Genesee & Wyoming Incorporated Class A †	1,829,990	176,045,038
Kansas City Southern	1,155,040	141,827,362
Norfolk Southern Corporation	1,493,570	165,248,585
Union Pacific Corporation	2,313,530	269,410,569

		752,531,554

Information Technology : 29.66%

Communications Equipment : 1.18%
QUALCOMM Incorporated	1,658,520	130,210,405

Internet Software & Services : 12.98%
Akamai Technologies Incorporated †	2,516,500	151,744,950
CoStar Group Incorporated †	635,030	102,296,983
Demandware Incorporated †	615,350	36,890,233
Envestnet Incorporated †(l)	2,511,460	111,559,053
Everyday Health Incorporated †	39,700	542,699
Facebook Incorporated Class A †	2,843,410	213,227,316
Google Incorporated Class A †	436,190	247,699,215
Google Incorporated Class C †	434,200	242,752,536
HomeAway Incorporated †	4,463,600	155,779,640
MercadoLibre Incorporated «	18,500	2,518,775
Pandora Media Incorporated †	5,794,000	111,708,320
Shutterstock Incorporated †«	740,378	57,571,793

		1,434,291,513

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Growth Fund

Security name			Shares	Value
IT Services : 5.29%
Alliance Data Systems Corporation †			753,603	$213,533,410
MasterCard Incorporated Class A			2,452,650	205,409,438
Vantiv Incorporated Class A †			716,690	22,160,055
Visa Incorporated Class A			592,660	143,085,904

				584,188,807

Semiconductors & Semiconductor Equipment : 2.28%
Microchip Technology Incorporated «			4,879,080	210,337,139
Silicon Laboratories Incorporated †			908,797	41,432,055

				251,769,194

Software : 5.54%
Adobe Systems Incorporated †			164,000	11,499,680
Concur Technologies Incorporated †			292,890	37,583,645
Fleetmatics Group plc †«			1,650,900	61,314,426
Paycom Software Incorporated †			1,692,657	30,044,662
Salesforce.com Incorporated †			1,289,330	82,504,227
ServiceNow Incorporated †			1,404,000	95,373,720
SolarWinds Incorporated †			863,000	41,035,650
Splunk Incorporated †			748,750	49,477,400
Synchronoss Technologies Incorporated †			430,000	22,218,100
Tableau Software Incorporated Class A †			794,040	65,579,764
Ultimate Software Group Incorporated †			766,700	115,396,017

				612,027,291

Technology Hardware, Storage & Peripherals : 2.39%
Apple Incorporated			2,066,400	223,171,200
Stratasys Limited †«			339,930	40,913,975

				264,085,175

Materials : 2.11%

Chemicals : 2.11%
Airgas Incorporated			374,630	41,786,230
Monsanto Company			267,560	30,780,102
Praxair Incorporated			1,274,280	160,546,528

				233,112,860

Total Common Stocks (Cost $6,906,011,173)				10,792,553,950

		Yield
Short-Term Investments : 3.33%

Investment Companies : 3.33%
Securities Lending Cash Investments, LLC (l)(u)(r)		0.12%	176,169,700	176,169,700
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	191,653,269	191,653,269

Total Short-Term Investments (Cost $367,822,969)				367,822,969

Total investments in securities (Cost $7,273,834,142)*	101.04%			11,160,376,919

Other assets and liabilities, net	(1.04)			(114,542,938)

Total net assets	100.00%			$11,045,833,981

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

Wells Fargo Advantage Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

*	Cost for federal income tax purposes is $7,307,297,368 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,985,147,207
Gross unrealized losses	(132,067,656)

Net unrealized gains	$3,853,079,551

Wells Fargo Advantage Growth Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$2,033,245,260	$0	$0	$2,033,245,260
Consumer staples	421,014,563	0	0	421,014,563
Energy	581,109,772	0	0	581,109,772
Financials	583,901,916	0	0	583,901,916
Health care	2,438,122,511	0	0	2,438,122,511
Industrials	1,225,474,683	0	0	1,225,474,683
Information technology	3,276,572,385	0	0	3,276,572,385
Materials	233,112,860	0	0	233,112,860
Short-term investments
Investment companies	191,653,269	176,169,700	0	367,822,969

Total assets	$10,984,207,219	$176,169,700	$0	$11,160,376,919

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Annie’s Incorporated	909,470	0	909,470	0	$0
Envestnet Incorporated	2,546,800	0	35,340	2,511,460	111,559,053
Five Below Incorporated	3,193,226	66,000	71,096	3,188,130	127,110,743
Fleetmatics Group plc*	2,214,300	0	563,400	1,650,900	61,314,426
Grand Canyon Education Incorporated	2,459,000	1,192,000	18,000	3,633,000	174,020,700

					$474,004,922

*	No longer an affiliate of the Fund at the end of the period.

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 97.54%

Consumer Discretionary : 12.95%

Auto Components : 2.85%
TRW Automotive Holdings Corporation †	343,583	$34,822,135

Hotels, Restaurants & Leisure : 1.41%
Marriott International Incorporated Class A	226,848	17,183,736

Media : 5.83%
The Walt Disney Company	430,888	39,374,545
Time Warner Incorporated	401,634	31,917,854

		71,292,399

Specialty Retail : 1.00%
The Home Depot Incorporated	125,445	12,233,396

Textiles, Apparel & Luxury Goods : 1.86%
Kering	1,182,018	22,694,746

Consumer Staples : 10.62%

Beverages : 6.01%
Anheuser-Busch InBev ADR	290,352	32,223,265
Diageo plc ADR	114,008	13,449,524
PepsiCo Incorporated	289,127	27,805,344

		73,478,133

Food Products : 1.93%
Unilever NV ADR	608,261	23,557,949

Household Products : 2.68%
The Procter & Gamble Company	376,100	32,822,247

Energy : 9.64%

Energy Equipment & Services : 4.58%
FMC Technologies Incorporated †	580,083	32,507,851
Schlumberger Limited	237,316	23,413,597

		55,921,448

Oil, Gas & Consumable Fuels : 5.06%
BG Group plc ADR	1,013,000	17,048,790
EOG Resources Incorporated	260,427	24,753,586
Occidental Petroleum Corporation	225,373	20,042,421

		61,844,797

Financials : 20.20%

Banks : 6.82%
Branch Banking & Trust Corporation	689,410	26,114,851
JPMorgan Chase & Company	487,423	29,479,343
SunTrust Banks Incorporated	708,049	27,713,038

		83,307,232

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Intrinsic Value Fund

Security name	Shares	Value
Capital Markets : 10.77%
Charles Schwab Corporation	712,400	$20,424,508
Franklin Resources Incorporated	425,677	23,671,898
Goldman Sachs Group Incorporated	204,592	38,870,434
Northern Trust Corporation	421,042	27,915,085
UBS AG «	1,196,218	20,790,269

		131,672,194

Insurance : 2.61%
Chubb Corporation	321,030	31,897,541

Health Care : 11.30%

Health Care Equipment & Supplies : 4.36%
Abbott Laboratories	708,228	30,871,659
Baxter International Incorporated	319,999	22,444,730

		53,316,389

Health Care Providers & Services : 5.64%
Cigna Corporation	326,540	32,513,588
Express Scripts Holding Company †	473,042	36,339,086

		68,852,674

Pharmaceuticals : 1.30%
AbbVie Incorporated	250,205	15,878,009

Industrials : 11.50%

Aerospace & Defense : 6.79%
Honeywell International Incorporated	315,060	30,283,567
Huntington Ingalls Industries Incorporated	200,214	21,186,645
The Boeing Company	252,109	31,490,935

		82,961,147

Air Freight & Logistics : 2.29%
United Parcel Service Incorporated Class B	267,207	28,032,686

Electrical Equipment : 2.42%
Sensata Technologies Holding NV †	604,911	29,525,706

Information Technology : 15.20%

Communications Equipment : 2.85%
QUALCOMM Incorporated	444,275	34,880,030

IT Services : 2.09%
The Western Union Company	1,509,787	25,605,988

Semiconductors & Semiconductor Equipment : 1.99%
Texas Instruments Incorporated	489,498	24,308,471

Software : 4.37%
Microsoft Corporation	549,010	25,776,020
Oracle Corporation	706,230	27,578,282

		53,354,302

Technology Hardware, Storage & Peripherals : 3.90%
Apple Incorporated	221,848	23,959,584

Wells Fargo Advantage Intrinsic Value Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name			Shares	Value
Technology Hardware, Storage & Peripherals (continued)
EMC Corporation			824,597	$23,690,672

				47,650,256

Materials : 1.88%

Chemicals : 1.88%
E.I. du Pont de Nemours & Company			331,601	22,930,209

Utilities : 4.25%

Electric Utilities : 4.25%
NextEra Energy Incorporated			299,853	30,051,268
Northeast Utilities			443,399	21,881,741

				51,933,009

Total Common Stocks (Cost $909,475,138)				1,191,956,829

		Yield
Short-Term Investments : 3.12%

Investment Companies : 3.12%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.12%	2,275	2,275

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	38,120,636	38,120,636

Total Short-Term Investments (Cost $38,122,911)				38,122,911

Total investments in securities (Cost $947,598,049) *	100.66%			1,230,079,740

Other assets and liabilities, net	(0.66)			(8,034,990)

Total net assets	100.00%			$1,222,044,750

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $947,877,852 and unrealized gains (losses) consists of:

Gross unrealized gains	$289,841,256
Gross unrealized losses	(7,639,368)

Net unrealized gains	$282,201,888

Wells Fargo Advantage Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$158,226,412	$0	$0	$158,226,412
Consumer staples	129,858,329	0	0	129,858,329
Energy	117,766,245	0	0	117,766,245
Financials	246,876,967	0	0	246,876,967
Health care	138,047,072	0	0	138,047,072
Industrials	140,519,539	0	0	140,519,539
Information technology	185,799,047	0	0	185,799,047
Materials	22,930,209	0	0	22,930,209
Utilities	51,933,009	0	0	51,933,009
Short-term investments
Investment companies	38,120,636	2,275	0	38,122,911

Total assets	$1,230,077,465	$2,275	$0	$1,230,079,740

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, common stocks with a market value of $17,048,790 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. At October 31, 2014, there were no transfers into/out of Level 3.

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2014 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 98.08%

Consumer Discretionary : 13.60%

Auto Components : 4.20%
Lear Corporation	73,899	$6,835,658
Magna International Incorporated Class A	76,903	7,591,095

		14,426,753

Automobiles : 1.29%
Ford Motor Company	315,677	4,447,889

Media : 1.91%
Comcast Corporation Class A	118,686	6,569,270

Specialty Retail : 3.98%
Lowe’s Companies Incorporated	108,822	6,224,618
The Home Depot Incorporated	76,519	7,462,133

		13,686,751

Textiles, Apparel & Luxury Goods : 2.22%
Hanesbrands Incorporated	72,189	7,623,880

Consumer Staples : 5.95%

Food & Staples Retailing : 3.93%
CVS Health Corporation	101,518	8,711,260
Wal-Mart Stores Incorporated	63,054	4,809,129

		13,520,389

Food Products : 2.02%
Archer Daniels Midland Company	147,433	6,929,351

Energy : 10.06%

Energy Equipment & Services : 3.43%
Halliburton Company	97,045	5,351,061
National Oilwell Varco Incorporated	88,544	6,431,836

		11,782,897

Oil, Gas & Consumable Fuels : 6.63%
ConocoPhillips Company	77,371	5,582,318
Exxon Mobil Corporation	57,760	5,585,970
Phillips 66	80,821	6,344,449
Valero Energy Corporation	105,867	5,302,878

		22,815,615

Financials : 14.13%

Capital Markets : 5.92%
E*TRADE Financial Corporation †	293,023	6,534,413
Goldman Sachs Group Incorporated	38,120	7,242,419
Morgan Stanley	188,202	6,577,660

		20,354,492

Consumer Finance : 1.92%
Capital One Financial Corporation	79,614	6,589,651

PORTFOLIO OF INVESTMENTS — October 31, 2014 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP CORE FUND

Security name	Shares	Value
Diversified Financial Services : 3.87%
Berkshire Hathaway Incorporated Class B †	49,159	$6,890,125
Voya Financial Incorporated	164,010	6,437,393

		13,327,518

Insurance : 2.42%
Lincoln National Corporation	151,712	8,307,749

Health Care : 16.76%

Biotechnology : 4.37%
Biogen Idec Incorporated †	19,757	6,343,578
Gilead Sciences Incorporated †	77,589	8,689,968

		15,033,546

Health Care Providers & Services : 6.47%
Aetna Incorporated	79,269	6,540,485
Cardinal Health Incorporated	90,579	7,108,640
McKesson Corporation	42,223	8,588,580

		22,237,705

Pharmaceuticals : 5.92%
Actavis plc †	34,472	8,367,733
Johnson & Johnson	51,053	5,502,492
Merck & Company Incorporated	111,608	6,466,568

		20,336,793

Industrials : 10.66%

Aerospace & Defense : 4.08%
Northrop Grumman Corporation	51,150	7,056,654
Spirit AeroSystems Holdings Incorporated Class A †	176,993	6,962,905

		14,019,559

Airlines : 4.98%
Delta Air Lines Incorporated	213,823	8,602,099
Southwest Airlines Company	247,423	8,531,145

		17,133,244

Machinery : 1.60%
Trinity Industries Incorporated	154,022	5,500,126

Information Technology : 23.40%

Communications Equipment : 4.95%
ARRIS Group Incorporated †	184,501	5,538,720
Cisco Systems Incorporated	229,835	5,624,062
QUALCOMM Incorporated	74,436	5,843,970

		17,006,752

Internet Software & Services : 2.01%
Facebook Incorporated Class A †	92,269	6,919,252

IT Services : 1.95%
DST Systems Incorporated	69,620	6,707,887

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND	PORTFOLIO OF INVESTMENTS — October 31, 2014 (UNAUDITED)

Security name			Shares	Value
Semiconductors & Semiconductor Equipment : 4.27%
Marvell Technology Group Limited			474,898	$6,382,629
Micron Technology Incorporated †			250,732	8,296,722

				14,679,351

Software : 3.68%
Microsoft Corporation			155,797	7,314,669
Oracle Corporation			137,101	5,353,794

				12,668,463

Technology Hardware, Storage & Peripherals : 6.54%
Apple Incorporated			73,061	7,890,588
Hewlett-Packard Company			178,278	6,396,613
SanDisk Corporation			86,934	8,183,967

				22,471,168

Materials : 1.97%

Chemicals : 1.97%
Dow Chemical Company			137,414	6,788,252

Telecommunication Services : 1.55%

Diversified Telecommunication Services : 1.55%
Verizon Communications Incorporated			106,253	5,339,213

Total Common Stocks (Cost $268,131,415)				337,223,516

		Yield
Short-Term Investments : 2.51%

Investment Companies : 2.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	8,628,164	8,628,164

Total Short-Term Investments (Cost $8,628,164)				8,628,164

Total investments in securities (Cost $276,759,579) *	100.59%			345,851,680

Other assets and liabilities, net	(0.59)			(2,030,475)

Total net assets	100.00%			$343,821,205

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $276,782,528 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,514,512
Gross unrealized losses	(5,445,360)

Net unrealized gains	$69,069,152

Wells Fargo Advantage Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$46,754,543	$0	$0	$46,754,543
Consumer staples	20,449,740	0	0	20,449,740
Energy	34,598,512	0	0	34,598,512
Financials	48,579,410	0	0	48,579,410
Health care	57,608,044	0	0	57,608,044
Industrials	36,652,929	0	0	36,652,929

Information technology	80,452,873	0	0	80,452,873
Materials	6,788,252	0	0	6,788,252
Telecommunication services	5,339,213	0	0	5,339,213
Short-term investments
Investment companies	8,628,164	0	0	8,628,164

Total assets	$345,851,680	$0	$0	$345,851,680

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.80%

Consumer Discretionary : 25.42%

Auto Components : 0.32%
Delphi Automotive plc	75,000	$5,173,500

Hotels, Restaurants & Leisure : 6.49%
Chipotle Mexican Grill Incorporated †	38,000	24,244,000
Hilton Worldwide Holdings Incorporated †	400,000	10,096,000
Marriott International Incorporated Class A	295,000	22,346,250
Starbucks Corporation	343,340	25,942,770
Wynn Resorts Limited	117,000	22,231,170

		104,860,190

Internet & Catalog Retail : 2.50%
Amazon.com Incorporated †	57,530	17,573,114
Netflix Incorporated †	10,000	3,927,700
The Priceline Group Incorporated †	15,670	18,901,311

		40,402,125

Media : 3.13%
CBS Corporation Class B	483,000	26,188,260
The Walt Disney Company	267,000	24,398,460

		50,586,720

Multiline Retail : 3.55%
Dollar Tree Incorporated †	587,000	35,554,590
Nordstrom Incorporated	301,500	21,891,915

		57,446,505

Specialty Retail : 5.06%
CarMax Incorporated †	509,580	28,490,618
O’Reilly Automotive Incorporated †	159,000	27,964,920
Tractor Supply Company	346,000	25,334,120

		81,789,658

Textiles, Apparel & Luxury Goods : 4.37%
Michael Kors Holdings Limited †	98,730	7,759,191
Nike Incorporated Class B	366,980	34,118,131
VF Corporation	425,000	28,764,000

		70,641,322

Consumer Staples : 4.73%

Food & Staples Retailing : 2.90%
Costco Wholesale Corporation	266,000	35,476,420
Walgreen Company	115,420	7,412,272
Whole Foods Market Incorporated	103,000	4,050,990

		46,939,682

Household Products : 0.83%
Colgate-Palmolive Company	201,000	13,442,880

Personal Products : 1.00%
Estee Lauder Companies Incorporated Class A	214,660	16,138,139

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name	Shares	Value
Energy : 5.13%

Energy Equipment & Services : 1.43%
Schlumberger Limited	235,000	$23,185,100

Oil, Gas & Consumable Fuels : 3.70%
Antero Resources Corporation †	80,000	4,195,200
Concho Resources Incorporated †	210,000	22,896,300
Continental Resources Incorporated †	100,000	5,637,000
Pioneer Natural Resources Company	143,000	27,035,580

		59,764,080

Financials : 5.32%

Capital Markets : 2.51%
Ameriprise Financial Incorporated	50,000	6,308,500
Northern Trust Corporation	151,000	10,011,300
TD Ameritrade Holding Corporation	719,000	24,259,060

		40,578,860

Consumer Finance : 2.81%
American Express Company	257,340	23,147,733
Discover Financial Services	350,000	22,323,000

		45,470,733

Health Care : 15.50%

Biotechnology : 9.80%
Alexion Pharmaceuticals Incorporated †	223,000	42,673,280
Biogen Idec Incorporated †	97,960	31,452,997
Celgene Corporation †	242,760	25,997,168
Gilead Sciences Incorporated †	242,120	27,117,440
Regeneron Pharmaceuticals Incorporated †	79,180	31,174,750

		158,415,635

Health Care Equipment & Supplies : 1.09%
Covidien plc	190,130	17,575,617

Health Care Providers & Services : 1.09%
AmerisourceBergen Corporation	207,170	17,694,390

Health Care Technology : 1.49%
Cerner Corporation †	380,000	24,069,200

Pharmaceuticals : 2.03%
Merck & Company Incorporated	136,000	7,879,840
Perrigo Company plc	155,000	25,024,750

		32,904,590

Industrials : 12.77%

Aerospace & Defense : 2.67%
Precision Castparts Corporation	55,000	12,138,500
The Boeing Company	111,000	13,865,010
United Technologies Corporation	160,690	17,193,830

		43,197,340

Air Freight & Logistics : 0.89%
United Parcel Service Incorporated Class B	137,050	14,377,916

Airlines : 0.60%
Southwest Airlines Company	282,000	9,723,360

Wells Fargo Advantage Large Cap Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies : 0.59%
Tyco International Limited	220,000	$9,444,600

Industrial Conglomerates : 1.96%
3M Company	121,000	18,606,170
Danaher Corporation	163,240	13,124,496

		31,730,666

Road & Rail : 4.30%
Kansas City Southern	77,680	9,538,327
Norfolk Southern Corporation	151,000	16,706,640
Union Pacific Corporation	372,000	43,319,400

		69,564,367

Trading Companies & Distributors : 1.76%
W.W. Grainger Incorporated	115,000	28,382,000

Information Technology : 25.55%

Communications Equipment : 1.25%
QUALCOMM Incorporated	258,080	20,261,861

Internet Software & Services : 7.70%
Akamai Technologies Incorporated †	109,000	6,572,700
Facebook Incorporated Class A †	524,000	39,294,760
Google Incorporated Class A †	67,000	38,047,290
Google Incorporated Class C †	65,000	36,340,200
Pandora Media Incorporated †	220,000	4,241,600

		124,496,550

IT Services : 6.04%
Accenture plc	145,000	11,762,400
Alliance Data Systems Corporation †	80,000	22,668,000
MasterCard Incorporated Class A	437,000	36,598,750
Visa Incorporated Class A	110,530	26,685,258

		97,714,408

Semiconductors & Semiconductor Equipment : 2.90%
ARM Holdings plc ADR	240,000	10,250,400
Microchip Technology Incorporated	525,000	22,632,750
Texas Instruments Incorporated	280,000	13,904,800

		46,787,950

Software : 5.28%
Adobe Systems Incorporated †	90,000	6,310,800
Microsoft Corporation	521,000	24,460,950
Salesforce.com Incorporated †	420,000	26,875,800
ServiceNow Incorporated †	240,300	16,323,579
Splunk Incorporated †	171,000	11,299,680

		85,270,809

Technology Hardware, Storage & Peripherals : 2.38%
Apple Incorporated	356,090	38,457,720

Materials : 4.38%

Chemicals : 4.38%
Ecolab Incorporated	216,760	24,110,215
Monsanto Company	139,000	15,990,560

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Large Cap Growth Fund

Security name			Shares	Value
Chemicals (continued)
Praxair Incorporated			244,000	$30,741,558

				70,842,333

Total Common Stocks (Cost $1,066,662,316)				1,597,330,806

		Yield
Short-Term Investments : 1.51%

Investment Companies : 1.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	24,394,417	24,394,417

Total Short-Term Investments (Cost $24,394,417)				24,394,417

Total investments in securities (Cost $1,091,056,733)*	100.31%			1,621,725,223
Other assets and liabilities, net	(0.31)			(4,984,161)

Total net assets	100.00%			$1,616,741,062

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,091,921,955 and unrealized gains (losses) consists of:

Gross unrealized gains	$532,807,829
Gross unrealized losses	(3,004,561)

Net unrealized gains	$529,803,268

Wells Fargo Advantage Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$410,900,020	$0	$0	$410,900,020
Consumer staples	76,520,701	0	0	76,520,701
Energy	82,949,180	0	0	82,949,180
Financials	86,049,593	0	0	86,049,593
Health care	250,659,432	0	0	250,659,432
Industrials	206,420,249	0	0	206,420,249

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Information technology	412,989,298	0	0	412,989,298
Materials	70,842,333	0	0	70,842,333
Short-term investments
Investment companies	24,394,417	0	0	24,394,417

Total assets	$1,621,725,223	$0	$0	$1,621,725,223

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 98.42%

Consumer Discretionary : 8.05%

Automobiles : 0.92%
Ford Motor Company	199,107	$2,805,416

Hotels, Restaurants & Leisure : 1.93%
Las Vegas Sands Corporation	35,814	2,229,780
Norwegian Cruise Line Holdings Limited †	93,273	3,637,647

		5,867,427

Household Durables : 1.75%
Newell Rubbermaid Incorporated	99,424	3,313,802
Toll Brothers Incorporated †	62,357	1,992,306

		5,306,108

Media : 2.50%
Gannett Company Incorporated	44,206	1,392,489
The Walt Disney Company	35,400	3,234,852
Viacom Incorporated Class B	40,532	2,945,866

		7,573,207

Textiles, Apparel & Luxury Goods : 0.95%
PVH Corporation	25,194	2,880,934

Consumer Staples : 4.74%

Food & Staples Retailing : 2.81%
CVS Health Corporation	99,590	8,545,818

Household Products : 1.37%
The Procter & Gamble Company	47,665	4,159,725

Personal Products : 0.56%
Herbalife Limited	32,497	1,704,793

Energy : 10.14%

Energy Equipment & Services : 0.68%
Baker Hughes Incorporated	39,283	2,080,428

Oil, Gas & Consumable Fuels : 9.46%
Chevron Corporation	40,256	4,828,707
ConocoPhillips Company	51,188	3,693,214
Exxon Mobil Corporation	46,703	4,516,647
Marathon Oil Corporation	85,824	3,038,170
Noble Energy Incorporated	44,824	2,583,207
Valero Energy Corporation	97,462	4,881,872
Whiting Petroleum Corporation †	84,507	5,175,209

		28,717,026

Financials : 29.68%

Banks : 11.73%
Bank of America Corporation	474,775	8,147,139
Citigroup Incorporated	142,361	7,620,584
First Republic Bank	102,510	5,220,834
JPMorgan Chase & Company	148,903	9,005,653

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name	Shares	Value
Banks (continued)
KeyCorp	425,042	$5,610,554

		35,604,764

Capital Markets : 2.59%
Ameriprise Financial Incorporated	27,794	3,506,769
Goldman Sachs Group Incorporated	22,952	4,360,650

		7,867,419

Consumer Finance : 1.03%
American Express Company	34,905	3,139,705

Insurance : 9.12%
ACE Limited	27,607	3,017,445
American International Group Incorporated	145,587	7,799,096
Endurance Specialty Holdings Limited	68,011	3,941,237
MetLife Incorporated	104,424	5,663,958
The Hartford Financial Services Group Incorporated	183,969	7,281,493

		27,703,229

REITs : 5.21%
Alexandria Real Estate Equities Incorporated	38,511	3,196,413
American Campus Communities Incorporated	81,173	3,187,664
American Realty Capital Properties Incorporated	155,654	1,380,651
American Tower Corporation	48,445	4,723,388
LaSalle Hotel Properties	84,868	3,327,674

		15,815,790

Health Care : 13.35%

Biotechnology : 1.00%
Gilead Sciences Incorporated †	27,133	3,038,896

Health Care Equipment & Supplies : 2.81%
Medtronic Incorporated	51,801	3,530,756
Stryker Corporation	57,055	4,994,024

		8,524,780

Health Care Providers & Services : 2.94%
Cigna Corporation	56,882	5,663,741
HCA Holdings Incorporated †	46,640	3,267,132

		8,930,873

Pharmaceuticals : 6.60%
Johnson & Johnson	29,747	3,206,132
Merck & Company Incorporated	113,236	6,560,894
Novartis AG ADR	57,746	5,352,477
Pfizer Incorporated	164,105	4,914,945

		20,034,448

Industrials : 10.50%

Aerospace & Defense : 0.98%
Triumph Group Incorporated	42,792	2,979,607

Airlines : 1.08%
United Continental Holdings Incorporated †	62,089	3,278,920

Wells Fargo Advantage Large Company Value Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Construction & Engineering : 0.96%
Quanta Services Incorporated †	85,611	$2,917,623

Electrical Equipment : 0.74%
Eaton Corporation plc	32,607	2,229,993

Industrial Conglomerates : 1.43%
General Electric Company	168,211	4,341,526

Machinery : 4.08%
Crane Company	35,661	2,223,463
Dover Corporation	39,147	3,109,838
Stanley Black & Decker Incorporated	53,180	4,979,775
The Timken Company	48,474	2,083,897

		12,396,973

Road & Rail : 0.50%
AMERCO	5,619	1,523,424

Trading Companies & Distributors : 0.73%
WESCO International Incorporated †	26,768	2,205,951

Information Technology : 11.87%

Electronic Equipment, Instruments & Components : 1.78%
Synnex Corporation	54,475	3,768,581
TE Connectivity Limited	26,684	1,631,193

		5,399,774

Internet Software & Services : 1.96%
AOL Incorporated †	59,133	2,574,059
Yahoo! Incorporated †	73,186	3,370,215

		5,944,274

IT Services : 0.50%
Teradata Corporation †	35,843	1,516,876

Semiconductors & Semiconductor Equipment : 1.78%
Skyworks Solutions Incorporated	92,899	5,410,438

Technology Hardware, Storage & Peripherals : 5.85%
Apple Incorporated	46,528	5,025,024
EMC Corporation	166,895	4,794,893
Hewlett-Packard Company	81,465	2,922,964
NCR Corporation †	122,697	3,395,026
Seagate Technology plc	25,998	1,633,454

		17,771,361

Materials : 3.59%

Chemicals : 1.92%
Cabot Corporation	46,469	2,157,556
Huntsman Corporation	150,476	3,671,614

		5,829,170

Containers & Packaging : 1.05%
Crown Holdings Incorporated †	66,673	3,195,637

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Large Company Value Fund

Security name			Shares	Value
Paper & Forest Products : 0.62%
International Paper Company			37,110	$1,878,508

Telecommunication Services : 2.95%

Diversified Telecommunication Services : 2.95%
CenturyLink Incorporated			111,544	4,626,845
Verizon Communications Incorporated			86,447	4,343,962

				8,970,807

Utilities : 3.55%

Electric Utilities : 2.62%
Duke Energy Corporation			45,969	3,776,353
The Southern Company			90,108	4,177,407

				7,953,760

Independent Power & Renewable Electricity Producers : 0.93%
AES Corporation			200,803	2,825,298

Total Common Stocks (Cost $226,110,504)				298,870,706

Short-Term Investments : 2.61%
		Yield
Investment Companies : 2.61%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	7,925,252	7,925,252

Total Short-Term Investments (Cost $7,925,252)				7,925,252

Total investments in securities (Cost $234,035,756)*	101.03%			306,795,958

Other assets and liabilities, net	(1.03)			(3,124,233)

Total net assets	100.00%			$303,671,725

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $237,871,306 and unrealized gains (losses) consists of:

Gross unrealized gains	$75,600,002
Gross unrealized losses	(6,675,350)

Net unrealized gains	$68,924,652

Wells Fargo Advantage Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$24,433,092	$0	$0	$24,433,092
Consumer staples	14,410,336	0	0	14,410,336
Energy	30,797,454	0	0	30,797,454
Financials	90,130,907	0	0	90,130,907
Health care	40,528,997	0	0	40,528,997
Industrials	31,874,017	0	0	31,874,017

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Information technology	36,042,723	0	0	36,042,723
Materials	10,903,315	0	0	10,903,315
Energy	8,970,807	0	0	8,970,807
Utilities	10,779,058	0	0	10,779,058
Short-term investments		0	0
Investment companies	7,925,252	0	0	7,925,252

Total Asset	$306,795,958	$0	$0	$306,795,958

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 99.32%

Consumer Discretionary : 23.13%

Auto Components : 2.15%
BorgWarner Incorporated	179,100	$10,212,282
Delphi Automotive plc	172,900	11,926,642

		22,138,924

Distributors : 1.59%
LKQ Corporation †	572,200	16,347,754

Hotels, Restaurants & Leisure : 2.23%
Chipotle Mexican Grill Incorporated †	21,300	13,589,400
MGM Resorts International †	402,600	9,360,450

		22,949,850

Internet & Catalog Retail : 4.75%
Amazon.com Incorporated †	72,800	22,237,488
Netflix Incorporated †	29,200	11,468,884
The Priceline Group Incorporated †	12,610	15,210,308

		48,916,680

Media : 8.30%
Comcast Corporation Class A	536,600	29,700,810
Liberty Global plc Class C †	510,025	22,680,812
Time Warner Incorporated	195,200	15,512,544
Twenty-First Century Fox Incorporated	507,200	17,488,256

		85,382,422

Specialty Retail : 1.59%
Advance Auto Parts Incorporated	111,484	16,383,689

Textiles, Apparel & Luxury Goods : 2.52%
Carter’s Incorporated	140,300	10,961,639
Under Armour Incorporated Class A †	228,700	14,998,146

		25,959,785

Consumer Staples : 2.35%

Beverages : 2.35%
Constellation Brands Incorporated Class A †	264,600	24,221,484

Energy : 4.94%

Energy Equipment & Services : 2.09%
Halliburton Company	293,900	16,205,646
Nabors Industries Limited	296,300	5,288,955

		21,494,601

Oil, Gas & Consumable Fuels : 2.85%
Antero Resources Corporation †	176,285	9,244,385
Pioneer Natural Resources Company	73,086	13,817,639
Sanchez Energy Corporation †«	367,501	6,273,242

		29,335,266

Financials : 8.28%

Banks : 0.91%
Texas Capital Bancshares Incorporated †	153,929	9,412,758

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name	Shares	Value
Capital Markets : 2.64%
Affiliated Managers Group Incorporated †	82,972	$16,576,976
Raymond James Financial Incorporated	188,795	10,597,063

		27,174,039

Diversified Financial Services : 3.48%
IntercontinentalExchange Group Incorporated	86,700	18,058,743
McGraw Hill Financial Incorporated	196,200	17,752,176

		35,810,919

Insurance : 0.28%
eHealth Incorporated †	117,205	2,924,265

REITs : 0.97%
CBS Outdoor Americas Incorporated	327,445	9,964,151

Health Care : 19.16%

Biotechnology : 8.40%
Biogen Idec Incorporated †	44,100	14,159,628
Celgene Corporation †	224,300	24,020,287
Gilead Sciences Incorporated †	138,827	15,548,624
Puma Biotechnology Incorporated †	26,700	6,691,020
Regeneron Pharmaceuticals Incorporated †	36,800	14,488,896
Vertex Pharmaceuticals Incorporated †	103,200	11,624,448

		86,532,903

Health Care Providers & Services : 4.41%
DaVita HealthCare Partners Incorporated †	176,700	13,794,969
Envision Healthcare Holdings Incorporated †	342,422	11,967,649
McKesson Corporation	96,500	19,629,065

		45,391,683

Pharmaceuticals : 6.35%
AbbVie Incorporated	403,000	25,574,380
Bristol-Myers Squibb Company	157,600	9,170,744
Eli Lilly & Company	96,200	6,380,946
Jazz Pharmaceuticals plc †	68,188	11,512,862
Perrigo Company plc	78,700	12,706,115

		65,345,047

Industrials : 11.59%

Airlines : 1.54%
Delta Air Lines Incorporated	395,400	15,906,942

Machinery : 2.83%
Cummins Incorporated	111,000	16,225,980
Proto Labs Incorporated †«	118,382	7,738,631
Wabtec Corporation	60,200	5,195,260

		29,159,871

Professional Services : 1.92%
IHS Incorporated Class A †	150,865	19,767,841

Road & Rail : 3.87%
Canadian Pacific Railway Limited	78,700	16,344,416
Old Dominion Freight Line Incorporated †	168,770	12,298,270
Swift Transportation Company †	452,500	11,176,750

		39,819,436

Wells Fargo Advantage Omega Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name		Shares	Value
Trading Companies & Distributors : 1.43%
United Rentals Incorporated †		133,400	$14,682,004

Information Technology : 25.17%

Communications Equipment : 1.49%
Palo Alto Networks Incorporated †		145,106	15,337,704

Electronic Equipment, Instruments & Components : 2.67%
Cognex Corporation †		258,767	10,236,823
FLIR Systems Incorporated		140,200	4,700,906
TE Connectivity Limited		204,500	12,501,085

			27,438,814

Internet Software & Services : 8.51%
Alibaba Group Holding Limited ADR †		65,624	6,470,526
Facebook Incorporated Class A †		414,600	31,090,854
Google Incorporated Class A †		42,300	24,020,901
Google Incorporated Class C †		34,500	19,288,260
Yelp Incorporated †		111,921	6,715,260

			87,585,801

IT Services : 4.60%
Alliance Data Systems Corporation †		38,100	10,795,635
Vantiv Incorporated Class A †		447,474	13,835,896
Visa Incorporated Class A		94,101	22,718,804

			47,350,335

Semiconductors & Semiconductor Equipment : 1.85%
Micron Technology Incorporated †		574,500	19,010,205

Software : 2.86%
Salesforce.com Incorporated †		270,200	17,290,098
ServiceNow Incorporated †		179,500	12,193,435

			29,483,533

Technology Hardware, Storage & Peripherals : 3.19%
Apple Incorporated		184,900	19,969,200
Western Digital Corporation		131,300	12,915,981

			32,885,181

Materials : 2.06%

Chemicals : 2.06%
Monsanto Company		184,300	21,201,872

Telecommunication Services : 2.64%

Wireless Telecommunication Services : 2.64%
SBA Communications Corporation Class A †		241,502	27,127,921

Total Common Stocks (Cost $803,211,680)			1,022,443,680

	Yield
Short-Term Investments : 2.75%

Investment Companies : 2.75%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.12%	8,892,025	8,892,025
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07	19,347,740	19,347,740

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Omega Growth Fund

Security name		Shares	Value
Total Short-Term Investments (Cost $28,239,765)			$28,239,765

Total investments in securities (Cost $831,451,445) *	102.07%		1,050,683,445

Other assets and liabilities, net	(2.07)		(21,262,447)

Total net assets	100.00%		$1,029,420,998

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $832,205,232 and unrealized gains (losses) consists of:

Gross unrealized gains	$239,231,527
Gross unrealized losses	(20,753,314)

Net unrealized gains	$218,478,213

Wells Fargo Advantage Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$238,079,104	$0	$0	$238,079,104
Consumer staples	24,221,484	0	0	24,221,484
Energy	50,829,867	0	0	50,829,867
Financials	85,286,132	0	0	85,286,132
Health care	197,269,633	0	0	197,269,633
Industrials	119,336,094	0	0	119,336,094
Information technology	259,091,573	0	0	259,091,573
Materials	21,201,872	0	0	21,201,872
Telecommunication services	27,127,921	0	0	27,127,921
Short-term investments
Investment companies	19,347,740	8,892,025	0	28,239,765

Total assets	$1,041,791,420	$8,892,025	$0	$1,050,683,445

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.71%

Consumer Discretionary : 19.23%

Auto Components : 0.97%
BorgWarner Incorporated	343,260	$19,572,685
Delphi Automotive plc	437,490	30,178,060

		49,750,745

Distributors : 1.47%
LKQ Corporation †	2,646,520	75,611,076

Hotels, Restaurants & Leisure : 3.76%
Chipotle Mexican Grill Incorporated †	113,410	72,355,580
Las Vegas Sands Corporation	153,500	9,556,910
Starbucks Corporation	1,265,440	95,616,646
Wynn Resorts Limited	83,000	15,770,830

		193,299,966

Internet & Catalog Retail : 2.10%
Amazon.com Incorporated †	163,550	49,957,983
Netflix Incorporated †	4,000	1,571,080
The Priceline Group Incorporated †	46,938	56,617,085

		108,146,148

Media : 2.32%
Comcast Corporation Class A	665,000	36,807,750
The Walt Disney Company	900,500	82,287,690

		119,095,440

Multiline Retail : 2.12%
Dollar Tree Incorporated †	1,802,110	109,153,803

Specialty Retail : 4.95%
Cabela’s Incorporated †«	408,200	19,601,764
CarMax Incorporated †	1,821,690	101,850,688
TJX Companies Incorporated	623,500	39,480,020
Tractor Supply Company	1,281,380	93,822,644

		254,755,116

Textiles, Apparel & Luxury Goods : 1.54%
Nike Incorporated Class B	416,890	38,758,263
Under Armour Incorporated Class A †	611,720	40,116,598

		78,874,861

Consumer Staples : 4.41%

Beverages : 0.20%
The Coca-Cola Company	250,000	10,470,000

Food & Staples Retailing : 3.07%
Costco Wholesale Corporation	446,790	59,588,382
CVS Health Corporation	390,500	33,508,805
Sprouts Farmers Market Incorporated †«	1,491,879	43,428,598
Whole Foods Market Incorporated	548,500	21,572,505

		158,098,290

Household Products : 0.52%
Colgate-Palmolive Company	398,000	26,618,240

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name	Shares	Value
Personal Products : 0.62%
Estee Lauder Companies Incorporated Class A	421,690	$31,702,654

Energy : 5.39%
Energy Equipment & Services : 0.72%
Schlumberger Limited	372,970	36,797,220

Oil, Gas & Consumable Fuels : 4.67%
Concho Resources Incorporated †	918,710	100,166,951
EOG Resources Incorporated	507,500	48,237,875
Memorial Resource Development Corporation †	261,765	7,091,214
Pioneer Natural Resources Company	396,570	74,975,524
Whiting Petroleum Corporation †	157,500	9,645,300

		240,116,864

Financials : 6.78%

Capital Markets : 2.97%
Ameriprise Financial Incorporated	464,720	58,633,722
TD Ameritrade Holding Corporation	2,783,000	93,898,420

		152,532,142

Consumer Finance : 3.05%
American Express Company	938,200	84,391,090
Discover Financial Services	1,134,890	72,383,284

		156,774,374

REITs : 0.76%
American Tower Corporation	403,000	39,292,500

Health Care : 19.11%

Biotechnology : 11.21%
Alexion Pharmaceuticals Incorporated †	884,490	169,256,006
Biogen Idec Incorporated †	264,540	84,938,503
BioMarin Pharmaceutical Incorporated †	457,550	37,747,875
Celgene Corporation †	800,218	85,695,346
Gilead Sciences Incorporated †	673,130	75,390,560
Medivation Incorporated †	314,500	33,242,650
Regeneron Pharmaceuticals Incorporated †	229,630	90,409,924

		576,680,864

Health Care Equipment & Supplies : 1.05%
Covidien plc	585,490	54,122,696

Health Care Providers & Services : 1.70%
AmerisourceBergen Corporation	641,400	54,781,974
Catamaran Corporation †	58,380	2,782,975
Envision Healthcare Holdings Incorporated †	855,204	29,889,380

		87,454,329

Health Care Technology : 1.68%
Cerner Corporation †	1,363,640	86,372,958

Life Sciences Tools & Services : 1.31%
Mettler-Toledo International Incorporated †	162,220	41,929,003
Quintiles Transnational Holdings Incorporated †	430,297	25,189,586

		67,118,589

Pharmaceuticals : 2.16%
Jazz Pharmaceuticals plc †	62,700	10,586,268

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Merck & Company Incorporated	541,000	$31,345,540
Perrigo Company plc	427,380	69,000,501

		110,932,309

Industrials : 14.11%

Aerospace & Defense : 1.82%
Precision Castparts Corporation	135,650	29,937,955
The Boeing Company	203,660	25,439,171
United Technologies Corporation	357,600	38,263,200

		93,640,326

Air Freight & Logistics : 1.35%
United Parcel Service Incorporated Class B	660,640	69,307,742

Airlines : 0.54%
Southwest Airlines Company	805,660	27,779,157

Commercial Services & Supplies : 0.43%
Tyco International Limited	511,000	21,937,230

Electrical Equipment : 0.66%
Rockwell Automation Incorporated	305,000	34,266,750

Industrial Conglomerates : 0.64%
Danaher Corporation	407,230	32,741,292

Machinery : 0.97%
Flowserve Corporation	466,550	31,720,735
Pentair plc	275,500	18,472,275

		50,193,010

Professional Services : 0.17%
Verisk Analytics Incorporated Class A †	138,160	8,614,276

Road & Rail : 7.12%
CSX Corporation	1,980,000	70,547,400
Genesee & Wyoming Incorporated Class A †	298,000	28,667,600
Kansas City Southern	524,400	64,391,076
Norfolk Southern Corporation	673,840	74,553,658
Union Pacific Corporation	1,097,640	127,820,178

		365,979,912

Trading Companies & Distributors : 0.41%
W.W. Grainger Incorporated	86,500	21,348,200

Information Technology : 25.42%

Communications Equipment : 2.08%
Cisco Systems Incorporated	200,000	4,894,000
F5 Networks Incorporated †	278,500	34,249,930
QUALCOMM Incorporated	860,480	67,556,285

		106,700,215

Internet Software & Services : 8.67%
Akamai Technologies Incorporated †	1,155,810	69,695,343
Facebook Incorporated Class A †	1,382,990	103,710,420
Google Incorporated Class A †	203,720	115,686,476
Google Incorporated Class C †	208,220	116,411,638

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Premier Large Company Growth Fund

Security name			Shares	Value
Internet Software & Services (continued)
Pandora Media Incorporated †			2,105,000	$40,584,400

				446,088,277

IT Services : 5.86%
Accenture plc			614,000	49,807,680
Alliance Data Systems Corporation †			299,780	84,942,663
MasterCard Incorporated Class A			1,098,300	91,982,625
Visa Incorporated Class A			309,740	74,780,528

				301,513,496

Semiconductors & Semiconductor Equipment : 2.82%
ARM Holdings plc ADR			557,500	23,810,825
Microchip Technology Incorporated «			2,307,670	99,483,654
Texas Instruments Incorporated			435,000	21,602,100

				144,896,579

Software : 3.40%
Adobe Systems Incorporated †			316,000	22,157,920
Concur Technologies Incorporated †			58,500	7,506,720
Microsoft Corporation			470,500	22,089,975
Salesforce.com Incorporated †			893,950	57,203,861
ServiceNow Incorporated †			550,500	37,395,465
Splunk Incorporated †			140,000	9,251,200
Tableau Software Incorporated Class A †			233,000	19,243,470

				174,848,611

Technology Hardware, Storage & Peripherals : 2.59%
Apple Incorporated			1,234,660	133,343,280

Materials : 2.26%

Chemicals : 2.26%
Airgas Incorporated			168,800	18,827,952
Monsanto Company			204,840	23,564,794
Praxair Incorporated			587,100	73,968,728

				116,361,474

Total Common Stocks (Cost $3,402,004,567)				4,973,331,011

		Yield

Short-Term Investments : 3.36%

Investment Companies : 3.36%
Securities Lending Cash Investments, LLC (l)(u)(r)		0.12%	42,336,825	42,336,825
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07	130,584,884	130,584,884

Total Short-Term Investments (Cost $172,921,709)				172,921,709

Total investments in securities (Cost $3,574,926,276) *	100.07%			5,146,252,720
Other assets and liabilities, net	(0.07)			(3,462,022)

Total net assets	100.00%			$5,142,790,698

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

Wells Fargo Advantage Premier Large Company Growth Fund	Portfolio of investments — October 31, 2014 (unaudited)

*	Cost for federal income tax purposes is $3,583,086,803 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,608,324,680
Gross unrealized losses	(45,158,763)

Net unrealized gains	$1,563,165,917

Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$988,687,155	$0	$0	$988,687,155
Consumer staples	226,889,184	0	0	226,889,184
Energy	276,914,084	0	0	276,914,084
Financials	348,599,016	0	0	348,599,016
Health care	982,681,745	0	0	982,681,745
Industrials	725,807,895	0	0	725,807,895
Information technology	1,307,390,458	0	0	1,307,390,458
Materials	116,361,474	0	0	116,361,474
Short-term investments
Investment companies	130,584,884	42,336,825	0	172,921,709

Total assets	$5,103,915,895	$42,336,825	$0	$5,146,252,720

Transfers in and transfers out are recognized at the end of the reporting period. At October 31 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage 100% Treasury Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Treasury Debt : 95.15%
U.S. Treasury Bill (z)		0.01%	1-15-2015	$650,000,000	$649,983,524
U.S. Treasury Bill (z)		0.02	1-2-2015	775,000,000	774,980,438
U.S. Treasury Bill (z)		0.02	12-26-2014	520,710,000	520,697,592
U.S. Treasury Bill (z)		0.02	12-18-2014	500,000,000	499,987,969
U.S. Treasury Bill (z)		0.02	1-29-2015	715,100,000	715,065,480
U.S. Treasury Bill (z)		0.02	1-8-2015	500,000,000	499,981,208
U.S. Treasury Bill (z)		0.02	1-22-2015	650,000,000	649,969,306
U.S. Treasury Bill (z)		0.02	12-11-2014	650,000,000	649,982,980
U.S. Treasury Bill (z)		0.03	11-13-2014	891,205,000	891,198,637
U.S. Treasury Bill (z)		0.03	11-28-2014	950,000,000	949,982,900
U.S. Treasury Bill (z)		0.03	11-6-2014	590,390,000	590,388,620
U.S. Treasury Bill (z)		0.03	12-4-2014	650,000,000	649,984,242
U.S. Treasury Bill (z)		0.03	3-12-2015	55,000,000	54,994,088
U.S. Treasury Bill (z)		0.04	11-20-2014	700,000,000	699,988,431
U.S. Treasury Bill (z)		0.04	3-26-2015	100,000,000	99,986,097
U.S. Treasury Note ±		0.07	1-31-2016	130,000,000	129,963,420
U.S. Treasury Note ±		0.09	4-30-2016	130,000,000	130,000,681
U.S. Treasury Note		0.13	4-30-2015	100,000,000	100,029,268
U.S. Treasury Note		0.25	11-30-2014	79,000,000	79,011,270
U.S. Treasury Note		0.25	12-15-2014	294,000,000	294,071,457
U.S. Treasury Note		0.25	1-31-2015	60,000,000	60,031,001
U.S. Treasury Note		0.25	2-28-2015	175,000,000	175,113,290
U.S. Treasury Note		0.25	3-31-2015	10,000,000	10,007,696
U.S. Treasury Note		0.38	11-15-2014	120,000,000	120,011,848
U.S. Treasury Note		0.38	4-15-2015	125,000,000	125,174,012
U.S. Treasury Note		2.13	11-30-2014	150,000,000	150,231,865
U.S. Treasury Note		2.25	1-31-2015	210,000,000	211,123,474
U.S. Treasury Note		2.38	2-28-2015	100,000,000	100,754,271
U.S. Treasury Note		2.63	12-31-2014	10,000,000	10,039,520
U.S. Treasury Note		4.00	2-15-2015	51,000,000	51,562,328
U.S. Treasury Note		4.25	11-15-2014	70,000,000	70,095,113
U.S. Treasury Note		11.25	2-15-2015	135,000,000	139,267,017

Total Treasury Debt (Cost $10,853,659,043)					10,853,659,043

Total investments in securities (Cost $10,853,659,043)*	95.15%				10,853,659,043
Other assets and liabilities, net	4.85				553,332,895

Total net assets	100.00%				$11,406,991,938

(z)	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 100.88%

California : 100.88%

Other Municipal Debt : 13.53%
California Community College Financing Authority Series C (Education Revenue)	2.00%	12-31-2014	$5,400,000	$5,415,798
California RAN (Tobacco Revenue)	1.50	6-22-2015	30,000,000	30,263,238
California School Cash Reserve Program Authority Series M (Miscellaneous Revenue)	2.00	12-31-2014	6,085,000	6,102,764
California School Cash Reserve Program Authority Series N (Miscellaneous Revenue)	2.00	12-31-2014	2,795,000	2,803,178
Los Angeles County CA School Pooled Financing Program TRAN Series B4 (Miscellaneous Revenue)	2.00	12-31-2014	2,700,000	2,707,937
Los Angeles County CA Schools Series B (Miscellaneous Revenue)	0.05	11-12-2014	15,000,000	15,000,000
Los Angeles County CA Schools Series B (Miscellaneous Revenue)	0.05	11-13-2014	18,000,000	18,000,000
Los Angeles County CA Schools Series B2 (Miscellaneous Revenue)	2.00	1-30-2015	5,000,000	5,021,644
Los Angeles County CA Schools Series B3 (Miscellaneous Revenue)	2.00	12-31-2014	8,400,000	8,424,814
Los Angeles County CA TRAN (Miscellaneous Revenue)	1.50	6-30-2015	15,000,000	15,135,324
Los Angeles County CA TRAN (GO)	1.50	6-25-2015	5,000,000	5,044,460
Riverside County CA TRAN (Tax Revenue)	1.50	6-30-2015	15,000,000	15,135,816
San Diego County CA Water Authority Series 7 (Water & Sewer Revenue)	0.07	11-5-2014	10,000,000	10,000,000
San Diego County CA Water Authority Series 7 (Water & Sewer Revenue)	0.10	11-13-2014	6,250,000	6,250,000

				145,304,973

Variable Rate Demand Notes ø: 87.35%
ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.05	7-1-2038	75,000	75,000
ABAG Finance Authority for Nonprofit Corporation California Charleston Project (Housing Revenue, Bank of America NA LOC)	0.06	6-1-2037	26,490,000	26,490,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.05	4-1-2035	2,185,000	2,185,000
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.05	5-15-2035	1,505,000	1,505,000
Bakersfield CA PFOTER PT-4669 Series A (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.16	9-15-2032	7,975,000	7,975,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.08	10-1-2020	25,330,000	25,330,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	7-1-2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC LIQ)	0.06	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.06	9-1-2040	3,555,000	3,555,000
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.05	11-1-2040	12,035,000	12,035,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.10	11-1-2031	6,775,000	6,775,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.05	8-1-2045	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.05	11-1-2040	6,620,000	6,620,000
California CDA MFHR Seasons at Lakewood Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2037	3,200,000	3,200,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	8-1-2031	14,340,000	14,340,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.05	8-15-2038	6,000,000	6,000,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.05%	11-15-2048	$24,446,525	$24,446,525
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.06	8-15-2032	2,625,000	2,625,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.08	6-1-2036	1,040,000	1,040,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2035	3,605,000	3,605,000
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.05	11-1-2033	7,665,000	7,665,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.03	3-1-2047	6,725,000	6,725,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue)	0.05	12-1-2035	1,220,000	1,220,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.07	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.04	12-1-2040	14,940,000	14,940,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	1-1-2037	2,075,000	2,075,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Union Bank NA LOC)	0.04	6-1-2025	6,090,000	6,090,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.08	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series 2007A (Housing Revenue, California Bank & Trust LOC)	0.05	8-1-2037	15,305,000	15,305,000
California Municipal Finance Authority San Francisco Planning Project Series A (Industrial Development Revenue, Pacific Capital Bank NA LOC)	0.04	12-1-2042	4,500,000	4,500,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.09	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.09	11-1-2027	6,000,000	6,000,000
California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)	0.15	11-1-2017	7,300,000	7,300,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.11	8-1-2018	10,100,000	10,100,000
California PFOTER PT-4672 (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.12	11-1-2032	8,000,000	8,000,000
California Statewide CDA Crossings UHC Madera (Housing Revenue, Citibank NA LOC)	0.13	1-1-2038	2,770,000	2,770,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.05	6-1-2028	8,700,000	8,700,000
California University Revenue Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.13	5-1-2015	6,210,000	6,210,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.17	11-1-2033	3,000,000	3,000,000
California University Revenue Systemwide Series A Citigroup Eagle Trust Series 2014-0001A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.06	11-1-2035	8,225,000	8,225,000
Calleguas-Las Virgenes CA PFA ROCS RR II R-11852 (Water & Sewer Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.06	1-1-2015	6,300,000	6,300,000
Clipper Tax Exempt Certificate Trust Series 4A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.06	11-1-2043	4,130,000	4,130,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	2-1-2023	11,000,000	11,000,000
Deutsche Bank Spears/Lifers Trust Series DBE-1188 (GO, Deutsche Bank LIQ) 144A	0.10	8-1-2047	10,230,000	10,230,000

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Deutsche Bank Spears/Lifers Trust Series DBE-1273 (Water & Sewer Revenue, Syncora Guarantee Incorporated Insured, Deutsche Bank LIQ) 144A	0.12%	4-1-2038	$15,590,000	$15,590,000
Deutsche Bank Spears/Lifers Trust Series DBE-1286 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.12	8-1-2036	17,375,000	17,375,000
Deutsche Bank Spears/Lifers Trust Series DBE-1288 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.11	8-1-2042	6,875,000	6,875,000
Deutsche Bank Spears/Lifers Trust Series DBE-1299 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.12	8-1-2049	4,720,000	4,720,000
Deutsche Bank Spears/Lifers Trust Series DBE-1301 (GO, Build America Mutual Assurance Company Insured, Deutsche Bank LIQ) 144A	0.15	8-1-2048	4,825,000	4,825,000
Deutsche Bank Spears/Lifers Trust Series DBE-1330 (GO, Deutsche Bank LIQ) 144A	0.17	8-1-2050	4,985,000	4,985,000
Deutsche Bank Spears/Lifers Trust Series DBE-1368 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.15	3-1-2037	10,000,000	10,000,000
Deutsche Bank Spears/Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured, Deutsche Bank LIQ) 144A	0.14	12-1-2030	3,445,000	3,445,000
Deutsche Bank Spears/Lifers Trust Series DBE-296 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.13	8-1-2031	4,560,000	4,560,000
Deutsche Bank Spears/Lifers Trust Series DBE-362 (GO, Ambac Insured, Deutsche Bank LIQ) 144A	0.14	6-1-2022	4,505,000	4,505,000
Eclipse Funding Trust Series 2006-0065 Solar Eclipse Pepperdine University (Education Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.05	6-1-2015	2,160,000	2,160,000
Eclipse Funding Trust Series 2007-0079 Solar Eclipse Vacaville United School District (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.05	8-1-2032	10,105,000	10,105,000
Golden State Tobacco Securitization Corporation California Class A (Tobacco Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.09	6-1-2038	9,900,000	9,900,000
Golden State Tobacco Securitization Corporation California Enhanced Tobacco Settlement Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.06	12-1-2045	10,610,000	10,610,000
Golden State Tobacco Securitization Corporation California Series 2040 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.17	6-1-2045	12,900,000	12,900,000
Golden State Tobacco Securitization Corporation California Series 2215 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.25	6-1-2045	25,500,000	25,500,000
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.17	6-1-2045	21,290,000	21,290,000
Hartnell CA Community College District PUTTER Series 2966 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.11	12-1-2015	4,800,000	4,800,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.05	3-1-2028	6,620,000	6,620,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #03-19 Series B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.05	9-2-2029	5,057,000	5,057,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97-16 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.05	9-2-2022	13,700,000	13,700,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #85-7 Series A (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi LOC)	0.05	9-2-2032	30,000	30,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97-17 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.05	9-2-2023	21,200,000	21,200,000
Irvine CA Unified School District Community Facilities District #09-1 Special Tax Series 2014B (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.06	9-1-2054	20,000,000	20,000,000
JPMorgan Chase PUTTER/DRIVER Trust Semitropic Improvement Series 3584 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.13	6-1-2017	9,590,000	9,590,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3459 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.09	11-15-2025	8,000,000	8,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z (GO, JPMorgan Chase & Company LIQ) 144A	0.08	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.08	8-1-2015	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	5-15-2021	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4475Z (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.09	8-1-2022	2,225,000	2,225,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05%	2-15-2031	$5,675,000	$5,675,000
Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.05	8-1-2038	7,150,000	7,150,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.05	8-1-2033	4,100,000	4,100,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2034	6,290,000	6,290,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.07	7-1-2031	3,000,000	3,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.07	7-1-2027	3,540,000	3,540,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank NA LOC)	0.06	8-15-2030	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.06	10-1-2042	10,075,000	10,075,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.06	1-1-2031	27,305,000	27,305,000
Northern California Power Agency RB Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.04	7-1-2032	18,000,000	18,000,000
Pasadena CA Certificate of Participation Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.06	2-1-2035	10,150,000	10,150,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.10	4-1-2026	500,000	500,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2034	5,000,000	5,000,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.06	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC LIQ)	0.05	8-1-2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.06	12-1-2022	18,400,000	18,400,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2036	5,205,000	5,205,000
Sacramento County CA Sanitation District Royal Bank of Canada Municipal Products Incorporated Series E-44 (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.05	10-1-2015	12,500,000	12,500,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.09	5-16-2015	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	2-15-2027	1,500,000	1,500,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.05	8-1-2019	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.06	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.06	11-1-2039	8,690,000	8,690,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.05	12-1-2017	32,500,000	32,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.08	12-1-2033	1,225,000	1,225,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.08	12-1-2033	10,940,000	10,940,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.08	11-1-2033	6,825,000	6,825,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.06	2-1-2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.06	6-1-2036	4,230,000	4,230,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.06	9-1-2038	11,500,000	11,500,000

Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144A		0.10%	8-1-2031	$5,000,000	$5,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A¤		0.00	9-1-2036	2,110,000	2,110,000
Santa Clara County CA Valley Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)		0.04	6-1-2026	5,140,000	5,140,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)		0.06	7-1-2033	2,245,000	2,245,000

					938,078,525

Total Municipal Obligations (Cost $1,083,383,498)					1,083,383,498

Other : 1.84%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) ±§144A		0.14	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) ±§144A		0.11	8-1-2040	9,000,000	9,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) ±§144A		0.11	8-1-2040	7,800,000	7,800,000

Total Other (Cost $19,800,000)					19,800,000

Total investments in securities (Cost $1,103,183,498)*	102.72%				1,103,183,498

Other assets and liabilities, net	(2.72)				(29,223,906)

Total net assets	100.00%				$1,073,959,592

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	Security issued in zero coupon formwith no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments – October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 39.10%
Abbey National Treasury Services plc	0.06%	11-3-2014	$72,000,000	$72,000,000
Abbey National Treasury Services plc ±	0.30	3-4-2015	90,000,000	90,000,000
Agricultural Bank China	0.21	11-7-2014	25,000,000	25,000,000
Agricultural Bank China	0.22	11-3-2014	17,000,000	17,000,000
Agricultural Bank China ±	0.38	9-2-2016	45,000,000	45,000,000
Australia & New Zealand Banking Group Limited	0.07	11-3-2014	121,000,000	121,000,000
Australia & New Zealand Banking Group Limited	0.09	11-3-2014	71,000,000	71,000,000
Banco de Credito e Inversiones	0.36	11-5-2014	8,000,000	8,000,000
Banco del Estado de Chile ±	0.27	5-5-2015	35,000,000	35,000,000
Banco del Estado de Chile ±	0.29	12-10-2014	50,000,000	50,000,000
Bank of Montreal	0.17	11-3-2014	34,000,000	34,000,000
Bank of Montreal	0.18	12-5-2014	65,000,000	65,000,000
Bank of Montreal	0.18	12-18-2014	75,000,000	75,000,000
Bank of Montreal ±	0.21	4-14-2015	40,000,000	40,000,000
Bank of Montreal	0.18	11-20-2014	20,000,000	20,000,000
Bank of Montreal ±	0.95	12-22-2014	20,000,000	20,020,491
Bank of New York Mellon Corporation	0.05	11-3-2014	128,000,000	128,000,000
Bank of Nova Scotia ±	0.24	3-4-2015	55,000,000	55,000,000
Bank of Nova Scotia ±	0.24	6-29-2015	60,000,000	60,000,000
Bank of Nova Scotia	0.42	2-19-2015	13,000,000	13,006,904
Barclays Capital Incorporated	0.09	11-3-2014	80,000,000	80,000,000
China Construction Bank Corporation ±	0.40	3-25-2015	91,000,000	91,000,000
Commonwealth Bank of Australia	0.05	11-3-2014	38,000,000	38,000,000
Commonwealth Bank of Australia	0.22	12-29-2014	25,000,000	25,000,000
Cooperatieve Centrale ±	0.28	2-3-2015	36,000,000	36,004,511
Credit Agricole	0.08	11-3-2014	230,000,000	230,000,000
Credit Industriel et Commercial (New York)	0.13	11-6-2014	135,000,000	135,000,000
Credit Industriel et Commercial (New York)	0.09	11-3-2014	122,000,000	122,000,000
DG Bank (New York)	0.20	11-26-2014	50,000,000	50,000,000
DNB Nor Bank ASA	0.05	11-3-2014	164,000,000	164,000,000
DNB Nor Bank ASA	0.07	11-3-2014	47,000,000	47,000,000
DNB Nor Bank ASA	0.17	1-15-2015	40,000,000	40,000,000
DNB Nor Bank ASA	0.17	1-15-2015	17,000,000	17,000,000
Fortis Funding LLC	0.06	11-3-2014	68,000,000	68,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	1-2-2015	40,000,000	40,000,000
Mitsubishi UFJ Trust & Banking Corporation (z)	0.26	1-29-2015	30,000,000	29,981,162
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-6-2014	45,000,000	45,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-13-2014	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-25-2014	20,000,000	20,000,000
Mizuho Bank Limited	0.20	11-17-2014	45,000,000	45,000,699
Mizuho Bank Limited	0.20	12-16-2014	45,000,000	45,000,000
Mizuho Bank Limited	0.21	12-22-2014	14,000,000	14,000,000
Mizuho Bank Limited	0.20	12-18-2014	30,000,000	30,000,000
Mizuho Bank Limited	0.21	11-26-2014	49,000,000	49,000,000
Mizuho Bank Limited	0.21	12-19-2014	35,000,000	35,000,000
National Bank of Kuwait	0.10	11-3-2014	135,000,000	135,000,000
Natixis (New York) ±	0.23	9-18-2015	85,000,000	85,000,000
Nordea Bank AB	0.18	11-3-2014	50,000,000	50,000,000
Norinchukin Bank	0.18	12-15-2014	100,000,000	99,998,831
Norinchukin Bank	0.20	1-16-2015	50,000,000	50,000,000
Norinchukin Bank	0.20	1-29-2015	30,000,000	30,000,000
Norinchukin Bank	0.21	12-1-2014	20,000,000	20,000,000
Norinchukin Bank	0.20	11-13-2014	11,000,000	11,000,000
Norinchukin Bank	0.21	11-26-2014	20,000,000	20,000,000
Norinchukin Bank	0.21	11-26-2014	23,000,000	23,000,000
Rabobank Nederland (New York) ±	0.28	4-13-2015	50,000,000	50,000,000
Rabobank Nederland (New York) ±	0.29	2-27-2015	50,000,000	50,000,000
Royal Bank of Canada ±	0.24	9-4-2015	65,000,000	65,000,000
Skandinaviska Enskilda Banken AG	0.09	11-3-2014	131,000,000	131,000,000
Societe Generale	0.25	2-2-2015	40,000,000	40,000,000
Standard Chartered Bank	0.05	11-3-2014	83,000,000	83,000,000
Standard Chartered Bank	0.21	2-13-2015	40,000,000	40,000,000
Standard Chartered Bank	0.26	4-1-2015	50,000,000	50,000,000
Standard Chartered Bank ±	0.27	4-21-2015	40,000,000	40,000,000
Standard Chartered Bank	0.24	11-3-2014	35,000,000	35,000,000
Standard Chartered Bank	0.28	12-29-2014	45,000,000	45,000,000
Sumitomo Mitsui Banking Corporation	0.22	11-3-2014	12,000,000	12,000,000
Sumitomo Mitsui Banking Corporation	0.22	12-2-2014	55,000,000	55,002,211

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corporation	0.15%	12-5-2014	$30,000,000	$30,000,000
Sumitomo Mitsui Banking Corporation	0.20	12-24-2014	59,000,000	59,000,000
Sumitomo Mitsui Banking Corporation	0.22	11-3-2014	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.22	11-7-2014	10,000,000	10,000,011
Sumitomo Mitsui Banking Corporation ±	0.23	3-19-2015	48,000,000	48,000,000
Sumitomo Mitsui Banking Corporation	0.25	12-3-2014	10,000,000	10,000,332
Sumitomo Mitsui Trust & Banking	0.26	1-5-2015	45,000,000	44,985,042
Sumitomo Trust & Banking Corporation	0.23	1-5-2015	50,000,000	49,972,544
Svenska Handelsbanken	0.05	11-3-2014	133,000,000	133,000,000
Svenska Handelsbanken	0.17	12-31-2014	8,000,000	7,999,871
Swedbank	0.05	11-3-2014	166,000,000	166,000,000
Swedbank	0.20	11-10-2014	30,000,000	30,000,000
Toronto-Dominion Bank	0.18	1-15-2015	25,000,000	25,000,000
Toronto-Dominion Bank ±	0.22	11-18-2014	50,000,000	50,000,000
Toronto-Dominion Bank ±	0.22	12-19-2014	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.22	6-16-2015	53,000,000	53,000,000
Toronto-Dominion Bank ±	0.23	4-15-2015	55,000,000	55,000,000
Toronto-Dominion Bank ±	0.24	2-6-2015	80,000,000	80,000,000
Westpac Banking Corporation ±	0.23	2-18-2015	45,000,000	45,000,000
Westpac Banking Corporation ±	0.26	11-3-2015	90,000,000	90,000,000

Total Certificates of Deposit (Cost $4,841,972,609)				4,841,972,609

Commercial Paper : 42.97%

Asset-Backed Commercial Paper : 20.69%
Alpine Securitization Corporation 144A (z)	0.20	11-3-2014	6,000,000	6,000,000
Alpine Securitization Corporation 144A (z)	0.20	11-10-2014	40,000,000	39,998,444
Alpine Securitization Corporation 144A (z)	0.20	11-13-2014	55,000,000	54,996,944
Alpine Securitization Corporation 144A (z)	0.20	11-18-2014	70,000,000	69,994,167
Anglesea Funding LLC 144A (z)	0.15	11-5-2014	25,000,000	24,999,792
Anglesea Funding LLC ±144A	0.28	3-6-2015	20,000,000	20,000,000
Anglesea Funding LLC ±144A	0.28	2-26-2015	40,000,000	40,000,000
Anglesea Funding LLC ±144A	0.28	12-22-2014	30,000,000	30,000,000
Anglesea Funding LLC ±144A	0.28	3-20-2015	14,000,000	14,000,000
Antalis US Funding Corporation 144A (z)	0.24	12-8-2014	6,000,000	5,998,600
Antalis US Funding Corporation 144A (z)	0.25	11-28-2014	7,000,000	6,998,785
Aspen Funding Corporation 144A (z)	0.20	11-4-2014	30,000,000	29,999,833
Aspen Funding Corporation 144A (z)	0.27	11-3-2014	30,018,000	30,018,000
Aspen Funding Corporation 144A (z)	0.27	11-12-2014	15,000,000	14,998,988
Bedford Row Funding Corporation ±144A	0.23	12-5-2014	14,000,000	14,000,537
Bedford Row Funding Corporation ±144A	0.25	1-9-2015	17,000,000	17,000,000
Bedford Row Funding Corporation ±144A	0.25	4-24-2015	31,000,000	30,998,773
Bennington Stark Capital Company LLC ±144A	0.37	5-6-2015	30,000,000	29,997,745
Cedar Springs Capital Company 144A (z)	0.25	12-4-2014	14,000,000	13,996,986
Collateralized Commercial Paper Company LLC 144A (z)	0.41	2-27-2015	39,000,000	38,948,477
Concord Minutemen Capital Company 144A (z)	0.21	11-4-2014	16,000,000	15,999,907
Concord Minutemen Capital Company 144A (z)	0.21	11-5-2014	30,000,000	29,999,650
Concord Minutemen Capital Company 144A (z)	0.21	11-12-2014	35,000,000	34,998,163
Concord Minutemen Capital Company 144A (z)	0.21	11-13-2014	20,000,000	19,998,833
Concord Minutemen Capital Company 144A (z)	0.21	12-5-2014	30,000,000	29,994,400
Concord Minutemen Capital Company 144A (z)	0.21	12-8-2014	25,000,000	24,994,896
Concord Minutemen Capital Company 144A (z)	0.21	12-15-2014	25,000,000	24,993,875
Crown Point Capital Company LLC 144A (z)	0.21	11-4-2014	29,000,000	28,999,831
Crown Point Capital Company LLC 144A (z)	0.21	11-12-2014	45,000,000	44,997,638
Crown Point Capital Company LLC 144A (z)	0.21	11-13-2014	20,000,000	19,998,833
Crown Point Capital Company LLC 144A (z)	0.21	11-14-2014	35,000,000	34,997,754
Crown Point Capital Company LLC 144A (z)	0.21	11-19-2014	35,000,000	34,996,733
Crown Point Capital Company LLC 144A (z)	0.21	12-5-2014	18,000,000	17,996,640
Crown Point Capital Company LLC 144A (z)	0.21	12-15-2014	30,000,000	29,992,650
Gemini Securitization Corporation LLC 144A (z)	0.20	11-7-2014	7,005,000	7,004,844
Gotham Funding Corporation 144A (z)	0.17	11-6-2014	40,000,000	39,999,434
Gotham Funding Corporation 144A (z)	0.17	11-10-2014	45,000,000	44,998,513
Gotham Funding Corporation 144A (z)	0.17	11-12-2014	15,000,000	14,999,363
Gotham Funding Corporation 144A (z)	0.17	11-13-2014	25,000,000	24,998,819
Gotham Funding Corporation 144A (z)	0.17	11-14-2014	30,000,000	29,998,442
Hannover Funding Company LLC 144A (z)	0.16	11-14-2014	5,000,000	4,999,756
Hannover Funding Company LLC 144A (z)	0.18	11-12-2014	29,000,000	28,998,715
Hannover Funding Company LLC 144A (z)	0.20	12-12-2014	16,000,000	15,996,533

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Hannover Funding Company LLC 144A (z)	0.20%	1-26-2015	$8,000,000	$7,996,267
Institutional Secured Funding LLC 144A (z)	0.38	11-7-2014	16,000,000	15,999,333
Institutional Secured Funding LLC 144A (z)	0.38	11-4-2014	25,000,000	24,999,736
Institutional Secured Funding LLC 144A (z)	0.38	11-26-2014	13,000,000	12,996,844
Kells Funding LLC ±144A	0.22	10-7-2015	28,000,000	27,997,155
Kells Funding LLC ±144A	0.23	9-23-2015	40,000,000	39,995,613
Kells Funding LLC ±144A	0.23	9-29-2015	45,000,000	44,994,932
Kells Funding LLC ±144A	0.23	9-18-2015	25,000,000	24,997,785
Kells Funding LLC ±144A	0.23	12-11-2014	25,000,000	25,000,000
Kells Funding LLC ±144A	0.23	12-12-2014	46,000,000	46,000,000
Kells Funding LLC ±144A	0.23	8-25-2015	10,000,000	9,999,180
Kells Funding LLC ±144A	0.24	2-5-2015	20,000,000	19,999,536
Kells Funding LLC ±144A	0.24	2-13-2015	14,000,000	14,000,230
Kells Funding LLC ±144A	0.24	5-15-2015	30,000,000	30,000,000
Kells Funding LLC ±144A	0.25	2-5-2015	5,000,000	5,000,274
Lexington Parker Capital Company LLC 144A (z)	0.21	11-4-2014	40,000,000	39,999,767
Lexington Parker Capital Company LLC 144A (z)	0.21	11-12-2014	25,000,000	24,998,688
Lexington Parker Capital Company LLC 144A (z)	0.21	11-14-2014	70,000,000	69,995,509
Lexington Parker Capital Company LLC 144A (z)	0.21	11-19-2014	20,000,000	19,998,133
Lexington Parker Capital Company LLC 144A (z)	0.21	12-2-2014	35,000,000	34,994,079
Lexington Parker Capital Company LLC 144A (z)	0.21	12-8-2014	40,000,000	39,991,833
Liberty Street Funding LLC 144A (z)	0.15	11-10-2014	8,000,000	7,999,767
Liberty Street Funding LLC (z)	0.15	11-12-2014	3,000,000	2,999,888
Liberty Street Funding LLC 144A (z)	0.18	1-9-2015	20,000,000	19,993,300
Liberty Street Funding LLC 144A (z)	0.18	1-12-2015	3,000,000	2,998,950
Liberty Street Funding LLC 144A (z)	0.18	1-27-2015	9,000,000	8,996,175
Liberty Street Funding LLC 144A (z)	0.19	11-25-2014	10,000,000	9,998,839
LMA Americas LLC 144A (z)	0.11	11-3-2014	4,000,000	4,000,000
LMA Americas LLC 144A (z)	0.26	1-7-2015	30,000,000	29,985,917
LMA Americas LLC 144A (z)	0.26	1-8-2015	25,000,000	24,988,083
Manhattan Asset Funding Company LLC 144A (z)	0.18	11-18-2014	35,000,000	34,997,375
Manhattan Asset Funding Company LLC 144A (z)	0.21	12-1-2014	6,000,000	5,999,020
Matchpoint Master Trust 144A (z)	0.25	11-12-2014	8,000,000	7,999,500
Matchpoint Master Trust 144A (z)	0.25	11-24-2014	15,000,000	14,997,813
Mountcliff Funding LLC 144A (z)	0.15	11-3-2014	75,000,000	75,000,000
Newport Funding Corporation 144A (z)	0.27	11-3-2014	15,000,000	15,000,000
Newport Funding Corporation 144A (z)	0.20	11-4-2014	15,000,000	14,999,917
Nieuw Amsterdam Receivables Corporation 144A (z)	0.20	11-6-2014	12,000,000	11,999,800
Old Line Funding LLC 144A (z)	0.22	12-16-2014	10,000,000	9,997,372
Regency Markets No. 1 LLC 144A (z)	0.14	11-17-2014	36,000,000	35,998,040
Regency Markets No. 1 LLC (z)	0.14	11-19-2014	25,000,000	24,998,444
Regency Markets No. 1 LLC 144A (z)	0.14	11-20-2014	25,000,000	24,998,347
Regency Markets No. 1 LLC 144A (z)	0.14	11-25-2014	6,000,000	5,999,487
Ridgefield Funding Company LLC ±144A	0.25	6-12-2015	75,000,000	75,000,000
Ridgefield Funding Company LLC ±144A	0.25	7-8-2015	45,000,000	45,000,000
Ridgefield Funding Company LLC ±144A	0.20	2-17-2015	30,000,000	29,996,946
Scaldis Capital LLC 144A (z)	0.25	11-17-2014	20,000,000	19,998,056
Starbird Funding Corporation 144A (z)	0.25	11-12-2014	12,000,000	11,999,250
Starbird Funding Corporation 144A (z)	0.25	11-24-2014	20,000,000	19,997,083
Sydney Capital Corporation 144A (z)	0.19	12-24-2014	25,000,000	24,993,448
Versailles Commercial Paper LLC ±144A	0.22	7-20-2015	13,000,000	13,000,000
Versailles Commercial Paper LLC ±144A	0.22	7-20-2015	17,000,000	17,000,000
Victory Receivables 144A (z)	0.16	11-4-2014	35,000,000	34,999,844
Victory Receivables 144A (z)	0.17	11-3-2014	37,000,000	37,000,000
Victory Receivables 144A (z)	0.17	11-5-2014	30,000,000	29,999,717
Victory Receivables 144A (z)	0.17	11-12-2014	13,000,000	12,999,448
Victory Receivables 144A (z)	0.17	11-13-2014	15,000,000	14,999,292
Victory Receivables 144A (z)	0.17	11-17-2014	30,000,000	29,998,017
Victory Receivables 144A (z)	0.17	11-21-2014	13,000,000	12,998,895
White Plains Capital Company LLC 144A (z)	0.30	11-4-2014	10,000,000	9,999,917
White Point Funding Incorporated 144A (z)	0.28	12-8-2014	10,000,000	9,997,278

				2,562,778,412

Financial Company Commercial Paper : 16.83%
ASB Finance Limited ±144A	0.25	11-21-2014	15,000,000	15,000,526
ASB Finance Limited ±144A	0.22	4-29-2015	19,000,000	18,999,109
Australia & New Zealand Banking Group ±144A	0.23	11-18-2014	28,000,000	28,000,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Banco de Credito e Inversiones 144A (z)	0.42%	1-9-2015	$25,000,000	$24,980,458
Banco de Credito e Inversiones 144A (z)	0.42	1-27-2015	28,000,000	27,972,233
Banco del Estado de Chile 144A (z)	0.27	12-3-2014	19,000,000	18,995,725
Banco del Estado de Chile 144A (z)	0.27	12-9-2014	5,000,000	4,998,650
Banco del Estado de Chile 144A (z)	0.27	12-15-2014	10,000,000	9,996,850
Banco del Estado de Chile 144A (z)	0.30	1-8-2015	10,000,000	9,994,500
Banco del Estado de Chile 144A (z)	0.31	12-11-2014	18,000,000	17,994,110
Bank of Nova Scotia 144A (z)	0.18	12-19-2014	30,000,000	29,993,292
Bank of Tokyo-Mitsubishi UFJ Limited (z)	0.11	11-3-2014	6,000,000	6,000,000
BPCE SA 144A (z)	0.11	11-6-2014	9,000,000	8,999,918
BPCE SA 144A (z)	0.25	2-5-2015	90,000,000	89,941,250
Caisse Centrale Desjardins du Quebec 144A (z)	0.17	12-22-2014	20,000,000	19,995,372
Caisse Centrale Desjardins du Quebec 144A (z)	0.17	1-7-2015	20,000,000	19,993,861
CDP Financial Incorporated 144A (z)	0.15	12-11-2014	10,000,000	9,998,417
CDP Financial Incorporated 144A (z)	0.15	12-16-2014	15,000,000	14,997,313
CDP Financial Incorporated 144A (z)	0.15	12-22-2014	7,000,000	6,998,571
CDP Financial Incorporated 144A (z)	0.15	1-16-2015	6,000,000	5,998,150
CDP Financial Incorporated 144A (z)	0.15	11-19-2014	16,000,000	15,998,933
Commonwealth Bank of Australia ±144A	0.23	7-2-2015	19,000,000	19,000,000
Commonwealth Bank of Australia ±144A	0.24	5-22-2015	25,000,000	25,000,000
Commonwealth Bank of Australia ±144A	0.24	5-20-2015	40,000,000	40,000,000
Commonwealth Bank of Australia ±144A	0.24	6-18-2015	55,000,000	54,998,266
CPPIB Capital Incorporated 144A (z)	0.14	11-12-2014	20,000,000	19,999,300
CPPIB Capital Incorporated 144A (z)	0.14	11-24-2014	55,000,000	54,995,508
DBS Bank Limited 144A (z)	0.22	12-9-2014	47,000,000	46,989,660
DBS Bank Limited 144A (z)	0.22	12-10-2014	25,000,000	24,994,347
DNB Nor Bank ASA 144A (z)	0.17	1-5-2015	36,000,000	35,989,290
Lloyds Bank plc (z)	0.05	11-3-2014	196,000,000	196,000,000
Mitsubishi UFJ Trust & Banking Corporation 144A (z)	0.21	11-7-2014	45,000,000	44,998,950
Mizuho Funding LLC 144A (z)	0.19	1-6-2015	15,000,000	14,994,933
National Australia Funding Delaware Incorporated ±144A	0.22	3-10-2015	50,000,000	50,000,000
Nederlandse Waterschapsbank NV ±144A	0.24	12-23-2014	46,000,000	46,005,046
Nordea Bank AB 144A (z)	0.18	2-4-2015	45,000,000	44,979,075
NV Bank Nederlandse Gemeenten 144A (z)	0.20	12-10-2014	90,000,000	89,981,500
PSP Capital Incorporated 144A (z)	0.15	12-4-2014	10,000,000	9,998,708
PSP Capital Incorporated 144A (z)	0.15	12-18-2014	11,000,000	10,997,938
PSP Capital Incorporated 144A (z)	0.15	11-18-2014	21,000,000	20,998,688
PSP Capital Incorporated 144A (z)	0.16	11-4-2014	10,000,000	9,999,956
Shagang South Asia (z)	0.35	11-4-2014	20,000,000	19,999,806
Skandinaviska Enskilda Banken AG 144A (z)	0.20	12-29-2014	50,000,000	49,984,444
Skandinaviska Enskilda Banken AG 144A (z)	0.21	2-2-2015	10,000,000	9,994,692
Skandinaviska Enskilda Banken AG 144A (z)	0.21	2-3-2015	24,000,000	23,987,120
Skandinaviska Enskilda Banken AG 144A (z)	0.20	12-23-2014	52,000,000	51,985,556
Sumitomo Mitsui Banking Corporation 144A (z)	0.20	1-2-2015	45,000,000	44,985,000
Sumitomo Mitsui Banking Corporation 144A (z)	0.21	1-6-2015	37,000,000	36,986,516
Sumitomo Mitsui Banking Corporation 144A (z)	0.21	1-8-2015	55,000,000	54,979,329
Sumitomo Trust & Banking Corporation 144A (z)	0.13	12-4-2014	48,000,000	47,994,833
Suncorp Group Limited 144A (z)	0.25	12-17-2014	30,000,000	29,990,833
Suncorp Group Limited 144A (z)	0.30	11-10-2014	11,000,000	10,999,358
Svenska Hendelsbanken 144A (z)	0.17	12-16-2014	55,000,000	54,988,832
Svenska Hendelsbanken 144A (z)	0.17	12-22-2014	55,000,000	54,987,274
Svenska Hendelsbanken 144A (z)	0.17	12-30-2014	45,000,000	44,987,888
Swedbank (z)	0.22	12-19-2014	4,000,000	3,998,876
Swedbank (z)	0.22	12-22-2014	11,000,000	10,996,706
United Overseas Bank Limited 144A (z)	0.23	11-19-2014	25,000,000	24,997,444
United Overseas Bank Limited 144A (z)	0.23	11-21-2014	15,000,000	14,998,275
United Overseas Bank Limited 144A (z)	0.28	2-9-2015	25,000,000	24,980,944
United Overseas Bank Limited 144A (z)	0.28	2-11-2015	43,000,000	42,966,556
United Overseas Bank Limited 144A (z)	0.28	2-25-2015	25,000,000	24,977,833
United Overseas Bank Limited 144A (z)	0.28	3-9-2015	10,000,000	9,990,200
United Overseas Bank Limited 144A (z)	0.28	3-16-2015	45,000,000	44,953,450
Westpac Banking Corporation ±144A	0.24	10-19-2015	71,000,000	71,000,000
Westpac Securities NZ Limited ±144A	0.26	11-20-2014	7,000,000	7,000,267

				2,084,480,435

Other Commercial Paper : 5.45%
Caisse Des Depots et Consignations 144A (z)	0.17	11-17-2014	50,000,000	49,996,785
Caisse Des Depots et Consignations 144A (z)	0.20	12-22-2014	25,000,000	24,993,365

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Other Commercial Paper (continued)
China International Marine Containers Company Limited (z)	0.38%	11-7-2014	$45,000,000	$44,998,100
China International Marine Containers Company Limited (z)	0.38	11-12-2014	20,000,000	19,998,100
China Shipping Container Lines Company Limited (z)	0.38	11-7-2014	38,000,000	37,998,396
China Shipping Container Lines Company Limited (z)	0.38	11-13-2014	20,000,000	19,997,889
China Shipping Container Lines Company Limited (z)	0.38	11-14-2014	40,000,000	39,995,356
Chinatex Capital Limited (z)	0.35	11-5-2014	15,000,000	14,999,708
CNPC Finance 144A (z)	0.38	11-7-2014	30,000,000	29,998,733
CNPC Finance 144A (z)	0.38	11-10-2014	8,000,000	7,999,409
CNPC Finance 144A (z)	0.38	11-12-2014	30,000,000	29,997,150
CNPC Finance 144A (z)	0.38	11-13-2014	15,000,000	14,998,417
CNPC Finance 144A (z)	0.38	11-17-2014	20,000,000	19,997,044
CNPC Finance 144A (z)	0.38	11-18-2014	19,000,000	18,996,992
CNPC Finance 144A (z)	0.38	11-21-2014	25,000,000	24,995,250
CNPC Finance 144A (z)	0.38	11-24-2014	10,000,000	9,997,783
COFCO Capital Corporation (z)	0.16	11-4-2014	9,000,000	8,999,960
COFCO Capital Corporation (z)	0.16	11-18-2014	10,000,000	9,999,333
COFCO Capital Corporation (z)	0.48	11-14-2014	20,000,000	19,997,067
Erste Abwicklungsanstalt 144A (z)	0.17	12-30-2014	50,000,000	49,986,542
Sinochem Company Limited (z)	0.20	12-4-2014	15,000,000	14,997,417
Sinochem Company Limited (z)	0.40	11-6-2014	33,000,000	32,998,900
Sinochem Company Limited (z)	0.18	12-9-2014	10,000,000	9,998,200
Sinochem Company Limited (z)	0.20	11-7-2014	25,000,000	24,999,444
Toyota Motor Credit Corporation ±	0.21	3-9-2015	45,000,000	45,000,000
Toyota Motor Credit Corporation ±	0.22	3-6-2015	48,000,000	48,000,000

				674,935,340

Total Commercial Paper (Cost $5,322,194,187)				5,322,194,187

Government Agency Debt : 0.28%
Overseas Private Investment Corporation ±§(i)	0.11	7-9-2026	35,000,000	35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations : 4.24%

California : 0.23%

Other Municipal Debt : 0.16%
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	11-12-2014	7,000,000	7,000,000
San Francisco CA Public Utilities Commission Series A1T (Water & Sewer Revenue)	0.18	11-19-2014	7,000,000	6,999,938
San Jose CA International Airport Series C (Airport Revenue)	0.24	12-4-2014	5,122,000	5,122,000

				19,121,938

Variable Rate Demand Notes ø: 0.07%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.20	11-1-2041	2,000,000	2,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.16	9-1-2036	7,000,000	7,000,000

				9,000,000

Colorado : 0.27%

Variable Rate Demand Note ø: 0.27%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.09	5-1-2052	33,415,000	33,415,000

Connecticut : 0.18%

Variable Rate Demand Note ø: 0.18%
New Britain CT Taxable Pension Series C (GO, Bank of America NA LOC)	0.19	2-1-2026	21,800,000	21,800,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida : 0.07%

Variable Rate Demand Note ø: 0.07%
Puttable Floating Option Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.45%	12-1-2025	$8,290,000	$8,290,000

Georgia : 0.14%

Other Municipal Debt : 0.04%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.15	11-6-2014	5,000,000	5,000,000

Variable Rate Demand Note ø: 0.10%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.41	10-1-2039	12,440,000	12,440,000

Illinois : 0.10%

Variable Rate Demand Note ø: 0.10%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	4-1-2016	12,820,000	12,820,000

Maryland : 0.69%

Variable Rate Demand Notes ø: 0.69%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, Bank of New York Mellon SPA)	0.11	9-1-2033	42,000,000	42,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.10	9-1-2044	12,000,000	12,000,000
Maryland CDA Housing & Community Residential Series M (Housing Revenue, TD Bank NA SPA)	0.05	9-1-2043	10,050,000	10,050,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA)	0.10	7-1-2045	21,795,000	21,795,000

				85,845,000

New Jersey : 0.21%

Variable Rate Demand Note ø: 0.21%
Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series B (Health Revenue, TD Bank NA LOC)	0.05	8-1-2032	25,940,000	25,940,000

New York : 0.89%

Variable Rate Demand Notes ø: 0.89%
New York HFA Series A (Housing Revenue)	0.40	5-1-2048	50,000,000	50,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.11	10-1-2031	3,045,000	3,045,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.13	6-15-2044	8,000,000	8,000,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	1-15-2015	38,655,000	38,655,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.26	6-1-2015	10,000,000	10,000,000

				109,700,000

North Carolina : 0.06%

Variable Rate Demand Note ø: 0.06%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.15	7-1-2027	7,330,000	7,330,000

Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 0.30%

Variable Rate Demand Notes ø: 0.30%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12%	9-1-2039	$20,497,000	$20,497,000
Ohio Higher Educational Facilities Commission Cleveland Clinic Health Systems Series 2013-B-3 (Health Revenue, U.S. Bank NA LIQ)	0.06	1-1-2039	17,175,000	17,175,000

				37,672,000

Other : 0.38%

Variable Rate Demand Note ø: 0.38%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	12-31-2015	46,850,000	46,850,000

Pennsylvania : 0.05%

Other Municipal Debt : 0.04%
Joint Venture Interest Trust Receipts Pennsylvania Higher Education Authority Thomas Jefferson University Series A (Education Revenue, Bank of America NA LIQ) 144A	0.27	5-31-2015	5,000,000	5,000,000

Variable Rate Demand Note ø: 0.01%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Pennsylvania Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.26	6-1-2015	1,000,000	1,000,000

South Carolina : 0.16%

Other Municipal Debt : 0.16%
South Carolina Public Service Authority Series A2 (Miscellaneous Revenue)	0.15	11-19-2014	12,076,000	12,076,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	12-1-2014	4,000,000	4,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	12-1-2014	4,000,000	4,000,000

				20,076,000

Texas : 0.46%

Variable Rate Demand Notes ø: 0.46%
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.20	2-1-2035	33,095,000	33,095,000
Puttable Floating Option Taxable Series TNP 1010 (Transportation Revenue, Bank of America NA LIQ) 144A	0.36	2-1-2030	10,000,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.35	12-15-2026	14,266,296	14,266,296

				57,361,296

Washington : 0.05%

Other Municipal Debt : 0.05%
Port of Seattle WA Series D1 (Airport Revenue)	0.17	11-4-2014	6,000,000	6,000,000

Total Municipal Obligations (Cost $524,661,234)				524,661,234

Other Instruments : 5.55%
Abbey National Treasury Services plc 144A	3.88	11-10-2014	13,000,000	13,009,003
Commonwealth Bank of Australia ±144A	1.03	9-18-2015	5,000,000	5,034,854
DBS Bank Limited Pooled Bank Deposit Product	0.16	11-3-2014	235,000,000	235,000,000
GBG LLC Custody Receipts ±144A§	0.20	9-1-2027	14,047,000	14,047,000
Oakland-Alameda County Series A1 Municipal Commercial Paper	0.17	12-2-2014	3,000,000	3,000,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.15	11-12-2014	14,000,000	14,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.16	11-3-2014	220,000,000	220,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§	0.90	5-15-2051	9,485,000	9,485,000
State Street Bank & Trust Company ±	0.23	4-10-2015	45,000,000	45,000,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Other Instruments (continued)
State Street Bank & Trust Company ±		0.23%	3-17-2015	$49,000,000	$49,000,000
State Street Bank & Trust Company ±		0.28	10-1-2015	45,000,000	45,000,000
State Street Bank & Trust Company ±		0.28	10-23-2015	35,000,000	35,000,000

Total Other Instruments (Cost $687,575,857)					687,575,857

Other Notes : 1.10%

Corporate Bonds and Notes : 1.10%
ACTS Retirement Life Communities Incorporated ±§		0.11	11-15-2029	10,893,000	10,893,000
Bank of Nova Scotia ±		0.24	12-17-2014	59,000,000	59,000,000
JPMorgan Chase Bank NA ±		0.38	7-17-2015	20,000,000	20,003,368
LTF Real Estate LLC ±144A§		0.22	6-1-2033	14,600,000	14,600,000
New York Life Global Funding Note ±144A		0.23	10-29-2015	8,000,000	8,000,000
Providence Health & Services ±§		0.11	10-1-2042	11,790,000	11,790,000
Racetrac Capital LLC ±§		0.11	9-1-2020	12,000,000	12,000,000

Total Other Notes (Cost $136,286,368)					136,286,368

Repurchase Agreements ^^: 6.98%
Bank of Nova Scotia, dated 10-31-2014, maturity value $140,001,283 (1)		0.11	11-3-2014	140,000,000	140,000,000
Credit Agricole, dated 10-31-2014, maturity value $56,125,374 (2)		0.08	11-3-2014	56,125,000	56,125,000
Credit Agricole, dated 10-31-2014, maturity value $232,001,933 (3)		0.10	11-3-2014	232,000,000	232,000,000
Goldman Sachs & Company, dated 10-1-2014, maturity value $89,022,992 (4) ±§¢(i)		0.15	12-2-2014	89,000,000	89,000,000
GX Clarke & Company, dated 10-31-2014, maturity value $46,000,575 (5)		0.15	11-3-2014	46,000,000	46,000,000
JPMorgan Securities, dated 10-1-2014, maturity value $19,002,264 (6) ±§¢		0.13	11-3-2014	19,000,000	19,000,000
JPMorgan Securities, dated 10-1-2014, maturity value $222,108,225 (7) ±§¢(i)		0.27	12-5-2014	222,000,000	222,000,000
JPMorgan Securities, dated 10-31-2014, maturity value $60,000,600 (8)		0.12	11-3-2014	60,000,000	60,000,000

Total Repurchase Agreements (Cost $864,125,000)					864,125,000

Total investments in securities (Cost $12,411,815,255)*	100.22%				12,411,815,255

Other assets and liabilities, net	(0.22)				(27,590,466)

Total net assets	100.00%				$12,384,224,789

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 5.00%, 12-1-2025 to 11-1-2044, fair value including accrued interest is $144,166,125.
(2)	U.S. government securities, 0.13% to 2.68%, 3-31-2016 to 1-15-2025, fair value including accrued interest is $57,247,502.
(3)	U.S. government securities, 1.20% to 7.50%, 5-1-2016 to 10-20-2064, fair value including accrued interest is $238,960,000.
(4)	Commercial papers, 0.00%, 11-3-2014 to 10-8-2015, fair value is $90,780,000.
(5)	U.S. government securities, 0.13% to 8.50%, 11-20-2014 to 10-20-2042, fair value including accrued interest is $46,963,911.
(6)	Commercial papers, 0.00%, 2-2-2015, fair value is $19,380,232.
(7)	Commercial papers, 0.23% to 0.53%, 11-3-2014 to 10-15-2015, fair value including accrued interest is $226,440,729.
(8)	U.S. government securities, 1.38%, 2-15-2044, fair value including accrued interest is $61,200,098.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 53.95%
FFCB (z)	0.05%	1-16-2015	$226,000,000	$225,974,914
FFCB (z)	0.07	1-23-2015	150,000,000	149,977,050
FFCB (z)	0.07	11-28-2014	378,500,000	378,480,387
FFCB ±	0.10	4-2-2015	50,000,000	49,997,025
FFCB (z)	0.10	2-23-2015	100,000,000	99,968,889
FFCB (z)	0.10	3-10-2015	20,000,000	19,992,944
FFCB ±	0.11	6-30-2015	50,000,000	49,999,124
FFCB ±	0.11	5-26-2015	25,000,000	25,000,000
FFCB ±	0.11	4-13-2015	10,000,000	10,000,424
FFCB (z)	0.11	4-1-2015	15,000,000	14,993,171
FFCB ±%%	0.12	11-5-2015	200,000,000	200,000,000
FFCB ±	0.12	11-18-2015	5,000,000	4,999,210
FFCB ±	0.12	11-2-2015	100,000,000	99,997,712
FFCB ±	0.12	12-11-2014	50,000,000	49,999,278
FFCB ±	0.13	3-18-2016	100,000,000	99,997,350
FFCB ±	0.13	5-26-2016	75,000,000	74,996,958
FFCB ±	0.14	11-5-2014	17,000,000	17,000,032
FFCB ±	0.14	1-28-2015	79,000,000	79,004,311
FFCB ±	0.14	1-13-2015	250,000,000	249,990,188
FFCB ±	0.15	7-23-2015	155,000,000	154,997,321
FFCB ±	0.15	2-26-2016	100,000,000	99,999,831
FFCB ±	0.16	3-20-2015	7,100,000	7,101,353
FFCB ±	0.16	5-4-2015	70,500,000	70,508,998
FFCB ±	0.16	2-27-2015	40,000,000	40,000,620
FFCB ±	0.16	2-27-2015	85,000,000	85,000,000
FFCB ±	0.16	2-27-2015	8,500,000	8,501,389
FFCB ±	0.16	5-5-2016	50,000,000	50,011,604
FFCB ±	0.17	9-21-2015	59,600,000	59,629,295
FFCB ±	0.17	4-15-2015	25,000,000	25,008,012
FFCB ±	0.18	1-26-2015	3,000,000	3,000,624
FFCB	0.18	3-12-2015	32,000,000	32,005,738
FFCB ±	0.18	11-2-2015	50,000,000	50,032,819
FFCB ±	0.18	3-20-2015	132,500,000	132,528,029
FFCB ±	0.19	9-18-2015	18,210,000	18,220,143
FFCB	0.19	2-13-2015	10,000,000	10,001,851
FFCB	0.19	8-4-2015	19,000,000	19,002,536
FFCB ±	0.20	2-16-2016	109,000,000	109,112,073
FFCB ±	0.21	4-6-2015	3,400,000	3,400,668
FFCB ±	0.23	3-4-2015	4,000,000	4,001,478
FFCB	0.23	6-10-2015	14,750,000	14,759,140
FFCB ±	0.24	5-25-2016	14,250,000	14,269,791
FFCB	0.28	12-11-2014	73,197,000	73,211,228
FFCB ±	0.29	8-3-2015	1,025,000	1,026,318
FFCB	0.50	6-23-2015	25,000,000	25,052,279
FFCB	1.63	11-19-2014	27,576,000	27,593,923
FFCB	2.80	11-5-2014	5,650,000	5,650,813
FFCB	3.85	2-11-2015	3,000,000	3,030,335
FFCB	4.30	12-15-2014	1,690,000	1,698,087
FFCB	4.48	11-20-2014	5,000,000	5,010,032
FFCB	4.50	1-22-2015	2,500,000	2,523,879
FHLB	0.06	3-30-2015	100,000,000	99,991,694
FHLB	0.07	11-6-2014	80,000,000	79,999,873
FHLB	0.07	4-20-2015	245,000,000	244,976,265
FHLB (z)	0.08	11-25-2014	10,000,000	9,999,511
FHLB	0.08	12-3-2014	100,000,000	99,999,058
FHLB (z)	0.09	11-7-2014	34,400,000	34,399,667
FHLB (z)	0.09	11-14-2014	24,181,000	24,180,342
FHLB	0.09	1-14-2015	125,000,000	124,995,109
FHLB	0.09	1-20-2015	50,000,000	49,997,122
FHLB	0.09	1-21-2015	37,875,000	37,873,205
FHLB	0.09	1-23-2015	100,000,000	99,995,625
FHLB	0.09	2-19-2015	12,000,000	11,999,028
FHLB	0.09	2-27-2015	87,050,000	87,045,251
FHLB	0.09	3-3-2015	119,000,000	118,999,675
FHLB	0.09	3-5-2015	100,000,000	99,992,042
FHLB	0.09	3-11-2015	190,000,000	189,986,160
FHLB (z)	0.09	12-30-2014	100,000,000	99,985,750
FHLB (z)	0.10	12-26-2014	27,679,000	27,675,088

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB ±	0.10%	11-18-2014	$100,000,000	$99,999,792
FHLB ±	0.10	12-24-2014	50,000,000	49,999,921
FHLB (z)	0.10	12-26-2014	50,000,000	49,992,639
FHLB	0.10	2-19-2015	50,000,000	49,997,429
FHLB ±	0.10	12-3-2014	250,000,000	249,997,920
FHLB ±	0.11	12-7-2015	50,000,000	49,990,321
FHLB ±	0.11	11-24-2014	49,500,000	49,500,453
FHLB ±	0.11	12-9-2014	100,000,000	100,000,000
FHLB ±	0.12	12-9-2015	200,000,000	199,960,259
FHLB	0.13	12-19-2014	23,600,000	23,600,383
FHLB	0.13	5-29-2015	15,935,000	15,936,730
FHLB ±	0.13	2-23-2015	400,000,000	400,000,000
FHLB	0.13	5-8-2015	13,500,000	13,502,003
FHLB ±	0.13	9-17-2015	250,000,000	249,966,166
FHLB ±	0.13	11-18-2014	190,000,000	189,999,761
FHLB ±	0.13	12-9-2014	50,000,000	50,001,175
FHLB ±	0.14	7-16-2015	100,000,000	100,013,668
FHLB ±	0.15	3-22-2016	75,000,000	75,016,043
FHLB	0.16	3-12-2015	100,000,000	100,024,637
FHLB	0.16	3-12-2015	28,000,000	28,003,831
FHLB	0.17	12-11-2014	12,000,000	12,000,704
FHLB	0.17	7-22-2015	53,000,000	53,003,860
FHLB	0.21	4-24-2015	25,430,000	25,439,348
FHLB	0.21	4-29-2015	14,130,000	14,136,112
FHLB	0.25	2-20-2015	45,000,000	45,017,614
FHLB	0.26	7-21-2015	55,300,000	55,340,864
FHLB	0.26	7-23-2015	120,500,000	120,587,445
FHLB	0.88	12-12-2014	63,845,000	63,898,176
FHLB	1.75	9-11-2015	68,125,000	69,026,700
FHLB	2.75	12-12-2014	72,845,000	73,047,369
FHLB	2.75	3-13-2015	17,455,000	17,618,858
FHLB	4.50	11-14-2014	44,715,000	44,773,107
FHLB	4.50	2-18-2015	25,910,000	26,239,946
FHLB	4.75	11-14-2014	5,880,000	5,888,097
FHLB	4.75	12-12-2014	1,055,000	1,060,166
FHLB	4.75	2-13-2015	65,640,000	66,479,820
FHLB	7.38	2-13-2015	2,315,000	2,361,461
FHLMC (z)	0.05	1-20-2015	215,985,000	215,961,601
FHLMC (z)	0.06	2-6-2015	50,000,000	49,992,743
FHLMC (z)	0.07	4-2-2015	100,000,000	99,970,833
FHLMC (z)	0.07	4-6-2015	25,000,000	24,992,514
FHLMC (z)	0.08	11-3-2014	70,855,000	70,855,000
FHLMC (z)	0.08	11-12-2014	100,000,000	99,998,000
FHLMC (z)	0.09	12-11-2014	50,000,000	49,995,514
FHLMC (z)	0.09	12-22-2014	18,000,000	17,997,918
FHLMC (z)	0.09	12-15-2014	17,630,000	17,628,200
FHLMC ±	0.12	2-18-2016	150,000,000	149,970,416
FHLMC (z)	0.13	11-24-2014	11,500,000	11,499,125
FHLMC ±	0.13	10-16-2015	100,000,000	100,012,539
FHLMC ±	0.14	6-26-2015	315,000,000	315,072,451
FHLMC ±	0.15	12-5-2014	117,650,000	117,655,614
FHLMC	0.31	2-23-2015	40,500,000	40,522,405
FHLMC	0.32	12-3-2014	20,650,000	20,653,838
FHLMC	0.33	12-29-2014	17,239,000	17,245,157
FHLMC	0.35	12-5-2014	15,000,000	15,003,242
FHLMC	0.50	4-17-2015	46,675,000	46,751,914
FHLMC	0.63	12-29-2014	195,032,000	195,187,869
FHLMC	0.75	11-25-2014	140,746,000	140,799,512
FHLMC	1.75	9-10-2015	169,552,000	171,794,172
FHLMC	2.65	11-6-2014	123,926,000	123,951,895
FHLMC	2.88	2-9-2015	383,863,000	386,657,615
FHLMC	4.50	1-15-2015	13,362,000	13,477,551
FHLMC	5.00	11-13-2014	19,190,000	19,215,378
FHLMC	5.05	1-26-2015	217,613,000	220,081,920
FHLMC Series MO28 Class A ±§	0.07	9-15-2024	14,855,000	14,855,000
FNMA (z)	0.05	1-14-2015	21,400,000	21,397,860
FNMA (z)	0.07	4-1-2015	53,700,000	53,684,442
FNMA (z)	0.08	11-5-2014	71,282,000	71,281,697
FNMA (z)	0.08	11-12-2014	11,003,000	11,002,780

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FNMA (z)	0.08%	3-25-2015	$30,575,000	$30,565,352
FNMA (z)	0.09	11-19-2014	21,900,000	21,899,173
FNMA (z)	0.09	11-26-2014	53,500,000	53,497,095
FNMA (z)	0.09	12-24-2014	50,142,000	50,135,962
FNMA (z)	0.09	12-3-2014	13,245,000	13,244,034
FNMA (z)	0.09	12-1-2014	100,000,000	99,993,000
FNMA (z)	0.09	1-5-2015	50,000,000	49,992,125
FNMA (z)	0.09	1-20-2015	22,700,000	22,695,574
FNMA (z)	0.09	2-11-2015	10,800,000	10,797,300
FNMA (z)	0.09	2-18-2015	25,000,000	24,993,313
FNMA (z)	0.09	2-4-2015	51,500,000	51,487,897
FNMA (z)	0.10	12-31-2014	50,000,000	49,992,347
FNMA ±	0.12	8-5-2015	150,000,000	149,977,029
FNMA ±	0.27	2-4-2016	50,000,000	50,086,023
FNMA	0.38	3-16-2015	355,068,000	355,408,021
FNMA	0.50	5-27-2015	61,333,000	61,467,606
FNMA	0.50	7-2-2015	254,849,000	255,420,741
FNMA	0.75	12-19-2014	117,873,000	117,969,247
FNMA	2.00	9-21-2015	26,000,000	26,412,608
FNMA	2.63	11-20-2014	440,989,000	441,495,576
FNMA	4.38	10-15-2015	102,298,000	106,315,895
FNMA	5.00	3-2-2015	66,402,000	67,475,459
Overseas Private Investment Corporation ±§(i)	0.11	10-15-2027	95,000,000	95,000,000
Overseas Private Investment Corporation ±§(i)	0.11	9-30-2031	12,700,000	12,700,000
Overseas Private Investment Corporation Series 1 ±§(i)	0.11	9-30-2031	5,000,000	5,000,000
Overseas Private Investment Corporation Series 2 ±§(i)	0.11	9-30-2031	5,000,000	5,000,000
Overseas Private Investment Corporation Series 4 ±§(i)	0.11	9-30-2031	3,400,000	3,400,000
Overseas Private Investment Corporation Series 5 ±§(i)	0.11	9-30-2031	7,000,000	7,000,000
Overseas Private Investment Corporation Series 6 ±§(i)	0.11	9-30-2031	7,000,000	7,000,000
Overseas Private Investment Corporation Series 7 ±§(i)	0.11	9-30-2031	4,000,000	4,000,000
Overseas Private Investment Corporation Series 8 ±§(i)	0.11	9-30-2031	10,000,000	10,000,000
Overseas Private Investment Corporation Series 9 ±§(i)	0.11	9-30-2031	4,700,000	4,700,000

Total Government Agency Debt (Cost $12,630,060,509)				12,630,060,509

Municipal Obligations : 0.82%

Arizona : 0.04%

Variable Rate Demand Notes ø: 0.04%
Maricopa County AZ IDA MFHR Las Gardenias Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	4-15-2033	1,540,000	1,540,000
Maricopa County AZ IDA Villas Solanas Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2032	9,000,000	9,000,000

				10,540,000

California : 0.04%

Variable Rate Demand Notes ø: 0.04%
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-15-2030	2,445,000	2,445,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	9-15-2032	260,000	260,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Reardon Heights (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	5-15-2038	3,000,000	3,000,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2036	4,000,000	4,000,000

				9,705,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Florida : 0.15%

Variable Rate Demand Notes ø: 0.15%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06%	6-15-2034	$6,695,000	$6,695,000
Brevard County FL HFA Wickham Club Apartments Series A (Housing Revenue, FNMA LIQ)	0.06	8-15-2037	2,520,000	2,520,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured, FNMA LIQ)	0.07	4-15-2039	6,295,000	6,295,000
Manatee County Florida HFA Center Court Apartments Project Series A (Housing Revenue, SunTrust Bank LOC)	0.06	5-1-2032	4,845,000	4,845,000
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.12	7-15-2034	340,000	340,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.07	8-15-2035	7,060,000	7,060,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.07	5-15-2038	6,630,000	6,630,000

				34,385,000

Illinois : 0.00%

Variable Rate Demand Note ø: 0.00%
Peoria IL MFHR Oak Woods Apartment Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	10-15-2028	1,000,000	1,000,000

Minnesota : 0.10%

Variable Rate Demand Notes ø: 0.10%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	1-15-2038	16,865,000	16,865,000
New Brighton MN MFHR Golden Pond Housing Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	7-15-2032	3,120,000	3,120,000
Oakdale MN Cottage Homesteads of Aspen (Housing Revenue, FHLMC LOC)	0.08	6-1-2045	4,100,000	4,100,000

				24,085,000

Nevada : 0.01%

Variable Rate Demand Note ø: 0.01%
Nevada Housing Development MFHR Golden Apartments Project (Housing Revenue, FHLMC LIQ)	0.07	10-1-2037	1,900,000	1,900,000

New Hampshire : 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.11	4-15-2016	2,700,000	2,700,000

New York : 0.31%

Variable Rate Demand Notes ø: 0.31%
New York HFA 38th Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2033	6,700,000	6,700,000
New York HFA North End Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2036	2,500,000	2,500,000
New York HFA Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2033	12,200,000	12,200,000
New York HFA Tower 31 Housing Project Series A (Housing Revenue, FHLMC LIQ)	0.07	11-1-2036	800,000	800,000
New York HFA Tribeca Park Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2029	1,700,000	1,700,000
New York HFA Tribeca Park Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2029	2,000,000	2,000,000
New York HFA West 33rd Street Housing Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	11-15-2036	2,800,000	2,800,000
New York NY Housing Development Corporation 155 West 21st Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2037	6,500,000	6,500,000

Wells Fargo Advantage Government Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
New York NY Housing Development Corporation 89 Murray Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07%	6-15-2039	$30,000,000	$30,000,000
New York NY Housing Development Corporation Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2031	2,000,000	2,000,000
New York NY Housing Development Corporation Westport Development Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	6-15-2034	4,400,000	4,400,000

				71,600,000

Washington : 0.16%

Variable Rate Demand Notes ø: 0.16%
Washington Housing Finance Commission Ballinger Court Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	9-15-2037	2,400,000	2,400,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	8-15-2039	3,365,000	3,365,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	12-15-2036	2,780,000	2,780,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	7-15-2038	1,135,000	1,135,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	6-15-2037	6,125,000	6,125,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	6-15-2037	1,405,000	1,405,000
Washington Housing Finance Commission Seasons Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	12-15-2040	14,660,000	14,660,000
Washington Housing Finance Commission Vintage Silverdale Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	9-15-2039	3,000,000	3,000,000
Washington Housing Finance Commission Wandering Creek Project (Housing Revenue, FHLMC LIQ)	0.08	1-1-2026	2,200,000	2,200,000

				37,070,000

Total Municipal Obligations (Cost $192,985,000)				192,985,000

Repurchase Agreements ^^: 44.85%
Bank of America Corporation, dated 10-31-2014, maturity value $1,500,012,500 (1)	0.10	11-3-2014	1,500,000,000	1,500,000,000
Bank of Nova Scotia, dated 10-31-2014, maturity value $150,001,375 (2)	0.11	11-3-2014	150,000,000	150,000,000
Barclays Capital Incorporated, dated 10-31-2014, maturity value $1,000,006,667 (3)	0.08	11-3-2014	1,000,000,000	1,000,000,000
BNP Paribas Securities Corporation, dated 10-31-2014, maturity value $500,005,417 (4)	0.13	11-3-2014	500,000,000	500,000,000
Citibank NA, dated 10-30-2014, maturity value $250,004,861 (5)	0.11	11-6-2014	250,000,000	250,000,000
Citibank NA, dated 10-31-2014, maturity value $250,002,292 (6)	0.10	11-3-2014	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 10-28-2014, maturity value $250,003,889 (7)	0.08	11-4-2014	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 10-31-2014, maturity value $380,003,483 (8)	0.11	11-3-2014	380,000,000	380,000,000
Credit Agricole SA, dated 10-28-2014, maturity value $250,003,403 (9)	0.10	11-3-2014	250,000,000	250,000,000
Credit Agricole SA, dated 10-31-2014, maturity value $400,003,333 (10)	0.07	11-4-2014	400,000,000	400,000,000
Credit Agricole SA, dated 10-31-2014, maturity value $541,203,608 (11)	0.08	11-3-2014	541,200,000	541,200,000
Federal Reserve Bank of New York, dated 10-31-2014, maturity value $650,002,708 (12)	0.05	11-3-2014	650,000,000	650,000,000
JPMorgan Securities, dated 10-31-2014, maturity value $1,500,015,000 (13)	0.12	11-3-2014	1,500,000,000	1,500,000,000
RBC Capital Markets, dated 10-1-2014, maturity value $500,094,444 (14) ±§(i)¢	0.10	12-8-2014	500,000,000	500,000,000
RBC Capital Markets, dated 10-31-2014, maturity value $830,006,917 (15)	0.10	11-3-2014	830,000,000	830,000,000
SG Americas Securities, dated 10-31-2014, maturity value $1,300,010,833 (16)	0.10	11-3-2014	1,300,000,000	1,300,000,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Government Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ (continued)
Societe Generale, dated 10-29-2014, maturity value $250,003,403 (17)		0.07%	11-5-2014	$250,000,000	$250,000,000

Total Repurchase Agreements (Cost $10,501,200,000)					10,501,200,000

Treasury Debt : 1.11%
U.S. Treasury Bond ##		11.25	2-15-2015	165,000,000	170,219,235
U.S. Treasury Note		2.63	12-31-2014	20,000,000	20,079,040
U.S. Treasury Note		4.00	2-15-2015	28,000,000	28,311,239
U.S. Treasury Note ##		4.25	11-15-2014	40,000,000	40,053,641

Total Treasury Debt (Cost $258,663,155)					258,663,155

Total investments in securities (Cost $23,582,908,664)*	100.73%				23,582,908,664

Other assets and liabilities, net	(0.73)				(170,978,585)

Total net assets	100.00%				$23,411,930,079

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is issued on a when-issued basis.
§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 6.00% , 8-1-2033 to 11-1-2043, fair value including accrued interest is $1,545,000,001.
(2)	U.S. government securities, 2.50% to 5.00%, 12-1-2025 to 11-1-2044, fair value including accrued interest is $154,463,705.
(3)	U.S. government securities, 2.00% to 8.00%, 12-1-2017 to 10-1-2044, fair value including accrued interest is $1,030,000,000.
(4)	U.S. government securities, 2.13% to 6.00%, 12-1-2032 to 4-1-2036, fair value including accrued interest is $515,000,001.
(5)	U.S. government securities, 1.13% t0 7.00%, 4-1-2017 to 10-20-2044, fair value including accrued interest is $257,499,733.
(6)	U.S. government securities, 1.63% to 7.00%, 11-1-2016 to 7-15-2049, fair value including accrued interest is $257,666,419.
(7)	U.S. government securities, 0.10% to 3.50%, 6-16-2015 to 5-15-2020, fair value including accrued interest is $255,000,024.
(8)	U.S. government securities, 1.00% to 3.50%, 6-30-2015 to 10-1-2029, fair value including accrued interest is $389,299,912.
(9)	U.S. government securities, 2.00% to 3.50%, 8-31-2021 to 4-1-2043, fair value including accrued interest is $256,721,840.
(10)	U.S. government securities, 1.20% to 7.50%, 5-1-2016 to 10-20-2064, fair value including accrued interest is $412,000,000.
(11)	U.S. government securities, 0.13% to 2.68%, 3-31-2016 to 1-15-2025, fair value including accrued interest is $552,024,016.
(12)	U.S. government securities, 3.13%, 2-15-2042, fair value including accrued interest is $650,002,810.
(13)	U.S. government securities, 2.00% to 8.50%, 12-1-2014 to 10-1-2044, fair value including accrued interest is $1,545,001,581.
(14)	U.S. government securities, 2.21% to 9.50%, 12-15-2019 to 10-20-2044, fair value including accrued interest is $514,943,562.
(15)	U.S. government securities, 1.84% to 5.08%, 3-1-2016 to 10-20-2044, fair value including accrued interest is $854,900,001.
(16)	U.S. government securities, 1.99% to 6.00%, 4-1-2018 to 11-1-2044, fair value including accrued interest is $1,339,000,097.
(17)	U.S. government securities, 2.40% to 5.39%, 3-1-2026 to 9-1-2044, fair value including accrued interest is $257,500,000.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage Government Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 40.86%
Abbey National Treasury Services plc	0.06%	11-3-2014	$292,000,000	$292,000,000
Abbey National Treasury Services plc ±	0.30	3-4-2015	306,000,000	306,000,000
Agricultural Bank China	0.21	11-7-2014	94,000,000	94,000,000
Agricultural Bank China	0.22	11-3-2014	61,000,000	61,000,000
Agricultural Bank China ±	0.38	9-2-2016	152,000,000	152,000,000
Australia & New Zealand Banking Group Limited	0.07	11-3-2014	448,000,000	448,000,000
Australia & New Zealand Banking Group Limited	0.09	11-3-2014	333,000,000	333,000,000
Banco de Credito e Inversiones	0.36	11-5-2014	12,000,000	12,000,000
Banco del Estado de Chile ±	0.27	5-5-2015	125,000,000	125,000,000
Banco del Estado de Chile ±	0.29	12-10-2014	133,000,000	133,000,000
Bank of Montreal	0.17	11-3-2014	127,000,000	127,000,000
Bank of Montreal	0.18	12-5-2014	203,000,000	203,000,000
Bank of Montreal	0.18	12-18-2014	106,000,000	106,000,000
Bank of Montreal ±	0.21	4-14-2015	112,000,000	112,000,000
Bank of Montreal	0.18	11-20-2014	117,000,000	117,000,000
Bank of Montreal ±	0.95	12-22-2014	49,000,000	49,050,203
Bank of New York Mellon Corporation	0.05	11-3-2014	586,000,000	586,000,000
Bank of Nova Scotia ±	0.24	3-4-2015	134,000,000	134,000,000
Bank of Nova Scotia ±	0.24	6-29-2015	124,000,000	124,000,000
Bank of Nova Scotia	0.42	2-19-2015	45,000,000	45,023,897
Barclays Capital Incorporated	0.09	11-3-2014	290,000,000	290,000,000
China Construction Bank Corporation ±	0.40	3-25-2015	245,000,000	245,000,000
Commonwealth Bank of Australia	0.05	11-3-2014	158,000,000	158,000,000
Commonwealth Bank of Australia	0.22	12-29-2014	146,000,000	146,000,000
Cooperatieve Centrale ±	0.28	2-3-2015	100,000,000	100,012,530
Credit Agricole SA	0.08	11-3-2014	933,000,000	933,000,000
Credit Industriel et Commercial (New York)	0.13	11-6-2014	660,000,000	660,000,000
Credit Industriel et Commercial (New York)	0.09	11-3-2014	498,000,000	498,000,000
DG Bank (New York)	0.20	11-26-2014	138,000,000	138,000,000
DNB Nor Bank ASA	0.05	11-3-2014	610,000,000	610,000,000
DNB Nor Bank ASA	0.07	11-3-2014	194,000,000	194,000,000
DNB Nor Bank ASA	0.17	1-15-2015	109,000,000	109,000,000
DNB Nor Bank ASA	0.17	1-15-2015	60,000,000	60,000,000
Fortis Funding LLC	0.06	11-3-2014	311,000,000	311,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	1-2-2015	163,000,000	163,000,000
Mitsubishi UFJ Trust & Banking Corporation (z)	0.26	1-29-2015	174,000,000	173,890,741
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-6-2014	94,000,000	94,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-13-2014	190,000,000	190,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-25-2014	58,000,000	58,000,000
Mizuho Bank Limited	0.20	11-17-2014	161,000,000	161,002,501
Mizuho Bank Limited	0.20	12-16-2014	143,000,000	143,000,000
Mizuho Bank Limited	0.21	12-22-2014	24,500,000	24,500,000
Mizuho Bank Limited	0.20	12-18-2014	88,000,000	88,000,000
Mizuho Bank Limited	0.21	11-26-2014	200,000,000	200,000,000
Mizuho Bank Limited	0.21	12-19-2014	128,000,000	128,000,000
National Bank of Kuwait	0.10	11-3-2014	391,000,000	391,000,000
Natixis (New York) ±	0.23	9-18-2015	280,000,000	280,000,000
Nordea Bank AB	0.18	11-3-2014	183,000,000	183,000,000
Norinchukin Bank	0.18	12-15-2014	100,000,000	99,998,831
Norinchukin Bank	0.20	1-16-2015	142,000,000	142,000,000
Norinchukin Bank	0.20	1-29-2015	173,000,000	173,000,000
Norinchukin Bank	0.21	12-1-2014	155,000,000	155,000,000
Norinchukin Bank	0.20	11-13-2014	37,500,000	37,500,000
Norinchukin Bank	0.21	11-26-2014	155,000,000	155,000,000
Norinchukin Bank	0.21	11-26-2014	200,000,000	200,000,000
Rabobank Nederland (New York) ±	0.28	4-13-2015	141,000,000	141,000,000
Rabobank Nederland (New York) ±	0.29	2-27-2015	140,000,000	140,000,000
Royal Bank of Canada ±	0.24	9-4-2015	187,000,000	187,000,000
Skandinaviska Enskilda Banken AG	0.09	11-3-2014	679,000,000	679,000,000
Societe Generale	0.25	2-2-2015	112,000,000	112,000,000
Standard Chartered Bank	0.05	11-3-2014	310,000,000	310,000,000
Standard Chartered Bank	0.21	2-13-2015	105,000,000	105,000,000
Standard Chartered Bank	0.26	4-1-2015	138,000,000	138,000,000
Standard Chartered Bank ±	0.27	4-21-2015	153,000,000	153,000,000
Standard Chartered Bank	0.24	11-3-2014	74,000,000	74,000,000
Standard Chartered Bank	0.28	12-29-2014	100,000,000	100,000,000
Standard Chartered Bank ±	0.34	1-20-2015	250,000,000	250,000,000
Sumitomo Mitsui Banking Corporation	0.22	11-3-2014	14,000,000	14,000,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corporation	0.22%	12-2-2014	$255,500,000	$255,510,272
Sumitomo Mitsui Banking Corporation	0.15	12-5-2014	211,000,000	211,000,000
Sumitomo Mitsui Banking Corporation	0.20	12-24-2014	135,000,000	135,000,000
Sumitomo Mitsui Banking Corporation	0.22	11-3-2014	55,000,000	55,000,000
Sumitomo Mitsui Banking Corporation	0.22	11-7-2014	42,550,000	42,550,047
Sumitomo Mitsui Banking Corporation ±	0.23	3-19-2015	133,000,000	133,000,000
Sumitomo Mitsui Banking Corporation	0.25	12-3-2014	71,500,000	71,502,373
Sumitomo Mitsui Trust & Banking	0.23	1-5-2015	113,000,000	112,962,440
Sumitomo Mitsui Trust & Banking	0.23	1-28-2015	141,000,000	140,922,573
Svenska Handelsbanken	0.05	11-3-2014	495,000,000	495,000,000
Svenska Handelsbanken	0.17	12-31-2014	14,000,000	13,999,775
Swedbank	0.05	11-3-2014	619,000,000	619,000,000
Swedbank	0.20	11-10-2014	81,000,000	81,000,000
Toronto-Dominion Bank	0.17	11-20-2014	167,000,000	167,000,000
Toronto-Dominion Bank	0.18	1-15-2015	100,000,000	100,000,000
Toronto-Dominion Bank ±	0.22	11-18-2014	161,000,000	161,000,000
Toronto-Dominion Bank ±	0.22	12-19-2014	51,000,000	51,000,000
Toronto-Dominion Bank ±	0.22	6-16-2015	97,000,000	97,000,000
Toronto-Dominion Bank ±	0.23	4-15-2015	223,000,000	223,000,000
Toronto-Dominion Bank ±	0.24	2-6-2015	171,000,000	171,000,000
Westpac Banking Corporation ±	0.23	2-18-2015	140,000,000	140,000,000
Westpac Banking Corporation ±	0.26	11-3-2015	295,000,000	295,000,000

Total Certificates of Deposit (Cost $17,425,426,183)				17,425,426,183

Commercial Paper : 43.22%

Asset-Backed Commercial Paper : 20.09%
Alpine Securitization Corporation 144A (z)	0.20	11-3-2014	10,700,000	10,700,000
Alpine Securitization Corporation 144A (z)	0.20	11-10-2014	117,000,000	116,995,450
Alpine Securitization Corporation 144A (z)	0.20	11-13-2014	166,000,000	165,990,778
Alpine Securitization Corporation 144A (z)	0.20	11-18-2014	151,000,000	150,987,417
Anglesea Funding LLC 144A (z)	0.15	11-5-2014	155,000,000	154,998,708
Anglesea Funding LLC 144A ±	0.28	3-6-2015	80,000,000	80,000,000
Anglesea Funding LLC 144A ±	0.28	2-26-2015	13,000,000	13,000,000
Anglesea Funding LLC 144A ±	0.28	12-22-2014	40,000,000	40,000,000
Anglesea Funding LLC 144A ±	0.28	3-20-2015	67,000,000	67,000,000
Anglesea Funding LLC 144A ±	0.28	3-13-2015	270,000,000	270,000,000
Anglesea Funding LLC 144A ±	0.28	12-22-2014	100,000,000	100,000,000
Antalis US Funding Corporation 144A (z)	0.24	12-8-2014	18,110,000	18,105,774
Antalis US Funding Corporation 144A (z)	0.25	11-28-2014	21,350,000	21,346,293
Aspen Funding Corporation 144A (z)	0.20	11-4-2014	113,000,000	112,999,372
Bedford Row Funding Corporation 144A ±	0.23	12-5-2014	65,000,000	65,002,492
Bedford Row Funding Corporation 144A ±	0.25	1-9-2015	60,000,000	60,000,000
Bedford Row Funding Corporation 144A ±	0.25	4-24-2015	70,300,000	70,297,218
Bennington Stark Capital Company LLC 144A ±	0.37	5-6-2015	80,000,000	79,993,988
Caisse Des Depots et Consignations 144A (z)	0.20	12-19-2014	78,000,000	77,980,565
Cedar Springs Capital Company 144A (z)	0.25	12-4-2014	48,000,000	47,989,667
Collateralized Commercial Paper Company LLC 144A (z)	0.33	12-29-2014	250,000,000	249,871,667
Collateralized Commercial Paper Company LLC 144A (z)	0.41	2-27-2015	165,000,000	164,782,017
Concord Minutemen Capital Company 144A (z)	0.21	11-4-2014	44,000,000	43,999,743
Concord Minutemen Capital Company 144A (z)	0.21	11-5-2014	40,000,000	39,999,533
Concord Minutemen Capital Company 144A (z)	0.21	11-12-2014	83,000,000	82,995,643
Concord Minutemen Capital Company 144A (z)	0.21	11-13-2014	30,000,000	29,998,250
Concord Minutemen Capital Company 144A (z)	0.21	12-5-2014	98,000,000	97,981,707
Concord Minutemen Capital Company 144A (z)	0.21	12-8-2014	96,000,000	95,980,400
Concord Minutemen Capital Company 144A (z)	0.21	12-15-2014	50,000,000	49,987,750
Crown Point Capital Company LLC 144A (z)	0.21	11-4-2014	72,000,000	71,999,580
Crown Point Capital Company LLC 144A (z)	0.21	11-12-2014	92,000,000	91,995,171
Crown Point Capital Company LLC 144A (z)	0.21	11-13-2014	29,000,000	28,998,308
Crown Point Capital Company LLC 144A (z)	0.21	11-14-2014	74,000,000	73,995,252
Crown Point Capital Company LLC 144A (z)	0.21	11-19-2014	52,000,000	51,995,147
Crown Point Capital Company LLC 144A (z)	0.21	12-5-2014	56,000,000	55,989,547
Crown Point Capital Company LLC 144A (z)	0.21	12-15-2014	81,000,000	80,980,155
Gemini Securitization Corporation LLC 144A (z)	0.20	11-7-2014	24,000,000	23,999,467
Gotham Funding Corporation 144A (z)	0.17	11-6-2014	53,000,000	52,999,249
Gotham Funding Corporation 144A (z)	0.17	11-10-2014	100,053,000	100,049,692
Gotham Funding Corporation 144A (z)	0.17	11-12-2014	40,000,000	39,998,300
Gotham Funding Corporation 144A (z)	0.17	11-13-2014	23,557,000	23,555,888

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Gotham Funding Corporation 144A (z)	0.17%	11-14-2014	$110,083,000	$110,077,281
Gotham Funding Corporation 144A (z)	0.17	11-19-2014	40,000,000	39,996,978
Gotham Funding Corporation 144A (z)	0.17	11-21-2014	50,000,000	49,995,750
Hannover Funding Company LLC 144A (z)	0.16	11-14-2014	54,000,000	53,997,360
Hannover Funding Company LLC 144A (z)	0.18	11-19-2014	58,000,000	57,995,360
Hannover Funding Company LLC 144A (z)	0.20	12-12-2014	66,000,000	65,985,700
Hannover Funding Company LLC 144A (z)	0.20	1-26-2015	36,000,000	35,983,200
Hannover Funding Company LLC 144A (z)	0.21	11-12-2014	51,000,000	50,997,323
Institutional Secured Funding LLC 144A (z)	0.37	11-7-2014	98,000,000	97,995,947
Institutional Secured Funding LLC 144A (z)	0.38	11-4-2014	193,000,000	192,997,963
Institutional Secured Funding LLC 144A (z)	0.38	11-26-2014	70,000,000	69,983,006
Kells Funding LLC 144A ±	0.22	10-7-2015	87,000,000	86,991,161
Kells Funding LLC 144A ±	0.23	9-23-2015	115,000,000	114,987,387
Kells Funding LLC 144A ±	0.23	9-29-2015	154,000,000	153,982,657
Kells Funding LLC 144A ±	0.23	9-18-2015	49,000,000	48,995,659
Kells Funding LLC 144A ±	0.23	12-11-2014	49,000,000	49,000,000
Kells Funding LLC 144A ±	0.23	12-12-2014	115,000,000	115,000,000
Kells Funding LLC 144A ±	0.23	8-25-2015	110,000,000	109,990,985
Kells Funding LLC 144A ±	0.24	9-18-2015	127,000,000	126,987,554
Kells Funding LLC 144A ±	0.24	2-5-2015	35,000,000	34,999,188
Kells Funding LLC 144A ±	0.24	2-13-2015	38,000,000	38,000,624
Kells Funding LLC 144A ±	0.24	5-15-2015	66,000,000	66,000,000
Kells Funding LLC 144A ±	0.25	2-5-2015	19,000,000	19,001,041
Lexington Parker Capital Company LLC 144A (z)	0.21	11-4-2014	111,000,000	110,999,352
Lexington Parker Capital Company LLC 144A (z)	0.21	11-12-2014	42,000,000	41,997,795
Lexington Parker Capital Company LLC 144A (z)	0.21	11-14-2014	108,000,000	107,993,070
Lexington Parker Capital Company LLC 144A (z)	0.21	11-19-2014	25,000,000	24,997,667
Lexington Parker Capital Company LLC 144A (z)	0.21	12-2-2014	51,000,000	50,991,372
Lexington Parker Capital Company LLC 144A (z)	0.21	12-8-2014	141,000,000	140,971,212
Lexington Parker Capital Company LLC 144A (z)	0.21	12-18-2014	95,000,000	94,975,062
Liberty Street Funding LLC 144A (z)	0.15	11-10-2014	29,000,000	28,999,154
Liberty Street Funding LLC 144A (z)	0.15	11-12-2014	44,000,000	43,998,350
Liberty Street Funding LLC 144A (z)	0.18	1-9-2015	59,000,000	58,980,235
Liberty Street Funding LLC 144A (z)	0.18	1-12-2015	44,000,000	43,984,600
Liberty Street Funding LLC 144A (z)	0.18	1-27-2015	10,000,000	9,995,750
Liberty Street Funding LLC 144A (z)	0.19	11-25-2014	32,000,000	31,996,284
Liberty Street Funding LLC 144A (z)	0.17	11-24-2014	35,000,000	34,996,529
Liberty Street Funding LLC 144A (z)	0.19	11-6-2014	80,000,000	79,998,733
LMA Americas LLC 144A (z)	0.11	11-3-2014	15,000,000	15,000,000
LMA Americas LLC 144A (z)	0.26	1-7-2015	125,000,000	124,941,319
LMA Americas LLC 144A (z)	0.26	1-8-2015	19,000,000	18,990,943
LMA Americas LLC 144A (z)	0.25	12-16-2014	50,000,000	49,985,069
Manhattan Asset Funding Company LLC 144A (z)	0.18	11-18-2014	71,668,000	71,662,625
Manhattan Asset Funding Company LLC 144A (z)	0.21	12-1-2014	10,000,000	9,998,367
Manhattan Asset Funding Company LLC 144A (z)	0.22	1-7-2015	126,000,000	125,949,950
Manhattan Asset Funding Company LLC 144A (z)	0.23	1-5-2015	69,000,000	68,972,228
Matchpoint Master Trust 144A (z)	0.20	11-24-2014	35,000,000	34,995,917
Matchpoint Master Trust 144A (z)	0.25	11-12-2014	24,364,000	24,362,477
Matchpoint Master Trust 144A (z)	0.25	11-7-2014	50,612,000	50,610,594
Mountcliff Funding LLC 144A (z)	0.15	11-3-2014	270,000,000	270,000,000
Newport Funding Corporation 144A (z)	0.20	11-4-2014	73,000,000	72,999,594
Nieuw Amsterdam Receivables Corporation 144A (z)	0.20	11-6-2014	44,420,000	44,419,260
Old Line Funding LLC 144A (z)	0.22	12-16-2014	27,000,000	26,992,905
Regency Markets No. 1 LLC 144A (z)	0.14	11-17-2014	92,068,000	92,062,987
Regency Markets No. 1 LLC 144A (z)	0.14	11-19-2014	90,157,000	90,151,390
Regency Markets No. 1 LLC 144A (z)	0.14	11-20-2014	79,644,000	79,638,735
Regency Markets No. 1 LLC 144A (z)	0.14	11-25-2014	33,000,000	32,997,177
Ridgefield Funding Company LLC 144A ±	0.25	6-12-2015	338,000,000	338,000,000
Ridgefield Funding Company LLC 144A ±	0.25	7-8-2015	142,000,000	142,000,000
Ridgefield Funding Company LLC 144A ±	0.20	2-17-2015	134,000,000	133,986,358
Scaldis Capital LLC 144A (z)	0.25	12-17-2014	25,000,000	24,992,361
Sydney Capital Corporation 144A (z)	0.19	12-24-2014	41,500,000	41,489,124
Versailles Commercial Paper LLC 144A ±	0.22	7-20-2015	65,000,000	65,000,000
Versailles Commercial Paper LLC 144A ±	0.22	7-20-2015	62,000,000	62,000,000
Victory Receivables 144A (z)	0.16	11-4-2014	81,059,000	81,058,640
Victory Receivables 144A (z)	0.17	11-3-2014	105,000,000	105,000,000
Victory Receivables 144A (z)	0.17	11-5-2014	53,000,000	52,999,499
Victory Receivables 144A (z)	0.17	11-12-2014	34,000,000	33,998,555

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Victory Receivables 144A (z)	0.17%	11-13-2014	$61,349,000	$61,346,103
Victory Receivables 144A (z)	0.17	11-17-2014	32,600,000	32,597,845
Victory Receivables 144A (z)	0.17	11-26-2014	30,000,000	29,996,742
White Plains Capital Company LLC 144A (z)	0.30	11-4-2014	65,000,000	64,999,458
White Point Funding Incorporated 144A (z)	0.28	12-8-2014	23,098,000	23,091,712

				8,568,645,411

Financial Company Commercial Paper : 17.05%
ASB Finance Limited 144A ±	0.25	11-21-2014	29,000,000	29,001,017
ASB Finance Limited 144A ±	0.22	4-29-2015	57,000,000	56,997,327
Australia & New Zealand Banking Group 144A ±	0.23	11-18-2014	88,000,000	88,000,000
Banco de Chile 144A (z)	0.27	12-23-2014	100,000,000	99,962,500
Banco de Credito e Inversiones 144A (z)	0.42	1-9-2015	90,000,000	89,929,650
Banco de Credito e Inversiones 144A (z)	0.42	1-27-2015	112,000,000	111,888,934
Banco del Estado de Chile 144A (z)	0.27	12-3-2014	54,000,000	53,987,850
Banco del Estado de Chile 144A (z)	0.27	12-9-2014	37,000,000	36,990,010
Banco del Estado de Chile 144A (z)	0.27	12-15-2014	25,000,000	24,992,125
Banco del Estado de Chile 144A (z)	0.30	1-8-2015	27,000,000	26,985,150
Banco del Estado de Chile 144A (z)	0.31	12-11-2014	106,000,000	105,965,314
Bank of Nova Scotia 144A (z)	0.18	12-19-2014	113,000,000	112,974,732
Bank of Tokyo-Mitsubishi UFJ Limited (z)	0.11	11-3-2014	24,000,000	24,000,000
BNP Paribas Finance Incorporated (z)	0.41	1-14-2015	250,000,000	249,795,000
BPCE SA 144A (z)	0.11	11-6-2014	43,000,000	42,999,606
BPCE SA 144A (z)	0.25	2-5-2015	296,000,000	295,806,778
Caisse Centrale Desjardins du Quebec 144A (z)	0.17	12-22-2014	189,000,000	188,956,267
Caisse Centrale Desjardins du Quebec 144A (z)	0.17	1-7-2015	100,000,000	99,969,306
Caisse Centrale Desjardins du Quebec 144A ±	0.24	1-23-2015	58,000,000	57,997,957
CDP Financial Incorporated 144A (z)	0.15	12-16-2014	62,000,000	61,988,892
CDP Financial Incorporated 144A (z)	0.15	12-22-2014	16,000,000	15,996,733
CDP Financial Incorporated 144A (z)	0.15	1-16-2015	10,000,000	9,996,917
CDP Financial Incorporated 144A (z)	0.15	11-19-2014	36,000,000	35,997,600
CDP Financial Incorporated 144A (z)	0.19	11-3-2014	36,000,000	36,000,000
Commonwealth Bank of Australia 144A ±	0.23	7-2-2015	58,000,000	58,000,000
Commonwealth Bank of Australia 144A ±	0.24	5-22-2015	53,000,000	53,000,000
Commonwealth Bank of Australia 144A ±	0.24	5-20-2015	81,000,000	81,000,000
Commonwealth Bank of Australia 144A ±	0.24	6-18-2015	133,000,000	132,995,807
CPPIB Capital Incorporated 144A (z)	0.14	11-12-2014	66,000,000	65,997,690
CPPIB Capital Incorporated 144A (z)	0.14	11-24-2014	141,000,000	140,988,485
DBS Bank Limited 144A (z)	0.22	12-8-2014	100,000,000	99,978,611
DBS Bank Limited 144A (z)	0.22	12-9-2014	97,000,000	96,978,660
DBS Bank Limited 144A (z)	0.22	12-10-2014	48,850,000	48,838,954
DNB Nor Bank ASA 144A (z)	0.17	1-5-2015	118,000,000	117,964,895
Lloyds Bank plc (z)	0.05	11-3-2014	730,000,000	730,000,000
Mitsubishi UFJ Trust & Banking Corporation 144A (z)	0.21	11-7-2014	160,000,000	159,996,267
Mizuho Funding LLC 144A (z)	0.19	1-6-2015	81,000,000	80,972,640
National Australia Funding Delaware Incorporated 144A ±	0.22	3-10-2015	140,000,000	140,000,000
Nederlandse Waterschapsbank NV 144A ±	0.22	11-10-2014	45,000,000	45,000,000
Nederlandse Waterschapsbank NV 144A ±	0.24	12-23-2014	109,000,000	109,007,503
Nordea Bank AB 144A (z)	0.18	2-4-2015	133,250,000	133,188,039
N.V. Bank Nederlandse Gemeenten 144A (z)	0.20	12-10-2014	214,000,000	213,956,010
PSP Capital Incorporated 144A (z)	0.15	12-4-2014	28,000,000	27,996,383
PSP Capital Incorporated 144A (z)	0.15	12-18-2014	20,000,000	19,996,250
PSP Capital Incorporated 144A (z)	0.15	11-18-2014	49,000,000	48,996,937
PSP Capital Incorporated 144A (z)	0.15	1-13-2015	10,000,000	9,997,042
PSP Capital Incorporated 144A (z)	0.16	11-4-2014	30,000,000	29,999,867
Shagang South Asia Hong Kong Trading Company Limited (z)	0.45	11-3-2014	53,000,000	53,000,000
Skandinaviska Enskilda Banken AG 144A (z)	0.20	12-29-2014	94,000,000	93,970,756
Skandinaviska Enskilda Banken AG 144A (z)	0.21	2-2-2015	73,209,000	73,170,138
Skandinaviska Enskilda Banken AG 144A (z)	0.21	2-3-2015	94,000,000	93,949,553
Skandinaviska Enskilda Banken AG 144A (z)	0.20	12-23-2014	153,000,000	152,957,500
Sumitomo Mitsui Banking Corporation 144A (z)	0.20	1-2-2015	105,000,000	104,965,000
Sumitomo Mitsui Banking Corporation 144A (z)	0.21	1-6-2015	250,000,000	249,908,889
Sumitomo Mitsui Banking Corporation 144A (z)	0.21	1-8-2015	126,000,000	125,952,645
Sumitomo Trust & Banking Corporation 144A (z)	0.13	12-4-2014	209,000,000	208,977,503
Suncorp Group Limited 144A (z)	0.25	12-17-2014	98,000,000	97,970,056
Suncorp Group Limited 144A (z)	0.25	1-15-2015	25,000,000	24,987,326
Suncorp Group Limited 144A (z)	0.30	11-10-2014	75,000,000	74,995,625
Svenska Hendelsbanken 144A (z)	0.17	12-16-2014	174,000,000	173,964,668

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Svenska Hendelsbanken 144A(z)	0.17%	12-22-2014	$174,000,000	$173,959,738
Svenska Hendelsbanken 144A(z)	0.17	12-30-2014	105,000,000	104,971,738
Swedbank (z)	0.22	12-19-2014	14,270,000	14,265,989
Swedbank (z)	0.22	12-22-2014	43,000,000	42,987,124
United Overseas Bank Limited 144A(z)	0.23	11-19-2014	58,000,000	57,994,071
United Overseas Bank Limited 144A(z)	0.23	11-21-2014	43,000,000	42,995,055
United Overseas Bank Limited 144A(z)	0.28	2-9-2015	51,000,000	50,961,127
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	112,000,000	111,912,889
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	50,000,000	49,955,667
United Overseas Bank Limited 144A(z)	0.28	3-9-2015	40,000,000	39,960,800
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	101,000,000	100,895,521
Westpac Banking Corporation 144A ±	0.24	10-19-2015	336,000,000	336,000,000
Westpac Securities NZ Limited 144A ±	0.26	11-20-2014	16,000,000	16,000,610

				7,273,659,693

Other Commercial Paper : 6.08%
Caisse Des Depots et Consignations 144A(z)	0.17	11-17-2014	204,000,000	203,986,910
Caisse Des Depots et Consignations 144A(z)	0.20	12-22-2014	138,000,000	137,963,373
China International Marine Containers Company Limited (z)	0.38	11-5-2014	135,000,000	134,997,150
China International Marine Containers Company Limited (z)	0.38	11-7-2014	53,000,000	52,997,762
China International Marine Containers Company Limited (z)	0.38	11-12-2014	155,000,000	154,985,275
China Shipping Container Lines Company Limited (z)	0.38	11-7-2014	76,000,000	75,996,791
China Shipping Container Lines Company Limited (z)	0.38	11-13-2014	89,000,000	88,990,606
China Shipping Container Lines Company Limited (z)	0.38	11-14-2014	51,000,000	50,994,078
Chinatex Capital Limited (z)	0.35	11-5-2014	42,675,000	42,674,170
Chinatex Capital Limited (z)	0.35	11-6-2014	47,000,000	46,998,629
CNPC Finance 144A(z)	0.38	11-7-2014	125,000,000	124,994,722
CNPC Finance 144A(z)	0.38	11-10-2014	71,000,000	70,994,754
CNPC Finance 144A(z)	0.38	11-12-2014	93,810,000	93,801,088
CNPC Finance 144A(z)	0.38	11-13-2014	84,000,000	83,991,133
CNPC Finance 144A(z)	0.38	11-17-2014	38,000,000	37,994,384
CNPC Finance 144A(z)	0.38	11-18-2014	64,000,000	63,989,867
CNPC Finance 144A(z)	0.38	11-21-2014	124,000,000	123,976,440
CNPC Finance 144A(z)	0.38	11-24-2014	34,000,000	33,992,463
COFCO Capital Corporation (z)	0.16	11-4-2014	24,000,000	23,999,893
COFCO Capital Corporation (z)	0.16	11-18-2014	21,100,000	21,098,593
COFCO Capital Corporation (z)	0.48	11-14-2014	74,000,000	73,989,147
Erste Abwicklungsanstalt 144A(z)	0.17	12-30-2014	146,000,000	145,960,702
Sinochem Company Limited (z)	0.20	12-4-2014	17,000,000	16,997,072
Sinochem Company Limited (z)	0.40	11-4-2014	51,500,000	51,499,428
Sinochem Company Limited (z)	0.40	11-6-2014	170,000,000	169,994,333
Sinochem Company Limited (z)	0.18	12-9-2014	77,000,000	76,986,140
Sinochem Company Limited (z)	0.20	11-7-2014	45,000,000	44,999,000
Sinochem Company Limited (z)	0.20	12-3-2014	50,000,000	49,991,667
Toyota Motor Credit Corporation ±	0.21	3-9-2015	148,000,000	148,000,000
Toyota Motor Credit Corporation ±	0.22	3-6-2015	144,000,000	144,000,000

				2,591,835,570

Total Commercial Paper (Cost $18,434,140,674)				18,434,140,674

Municipal Obligations : 3.52%

Arizona : 0.01%

Variable Rate Demand Note ø: 0.01%
Glendale AZ IDA Thunderbird Garvin School Series A (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.11	7-1-2035	6,230,000	6,230,000

California : 0.18%

Other Municipal Debt : 0.06%
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	11-12-2014	8,500,000	8,500,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
San Francisco CA Public Utilities Commission Series A1T (Water & Sewer Revenue)	0.18%	11-19-2014	$17,900,000	$17,899,841

				26,399,841

Variable Rate Demand Notes ø: 0.12%
Los Angeles CA Water & Power Revenue Subseries B6 (Utilities Revenue, Barclays Bank plc SPA)	0.06	7-1-2034	18,900,000	18,900,000
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.20	11-1-2041	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.16	9-1-2036	24,790,000	24,790,000

				48,690,000

Colorado : 0.52%

Variable Rate Demand Notes ø: 0.52%
Avon CO Traer Creek Metropolitan District Refunding Series 2014 (Tax Revenue)	0.14	10-1-2030	19,175,000	19,175,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	12,900,000	12,900,000
Colorado HFA Class I Series B-1 (Housing Revenue, JPMorgan Chase & Company SPA)	0.08	10-1-2038	44,545,000	44,545,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase & Company SPA)	0.10	4-1-2038	12,100,000	12,100,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	7,020,000	7,020,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.09	5-1-2052	87,900,000	87,900,000
Southern Ute Indian Tribe Reservation Colorado Series 2007 (Miscellaneous Revenue)	0.12	1-1-2027	39,160,000	39,160,000

				222,800,000

Georgia : 0.04%

Other Municipal Debt : 0.04%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.15	11-6-2014	15,355,000	15,355,000

Illinois : 0.26%

Variable Rate Demand Notes ø: 0.26%
Deutsche Bank Spears/Lifers Trust Series 300 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.16	12-15-2033	29,205,000	29,205,000
Deutsche Bank Spears/Lifers Trust Series 331 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.20	12-15-2034	80,945,000	80,945,000

				110,150,000

Iowa : 0.02%

Variable Rate Demand Note ø: 0.02%
Iowa Finance Authority SFMR Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	1-1-2039	7,075,000	7,075,000

Louisiana : 0.07%

Variable Rate Demand Notes ø: 0.07%
East Baton Rouge Parish LA Industrial Development ExxonMobil Project Series 2011 (Industrial Development Revenue)	0.06	12-1-2051	15,350,000	15,350,000
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.20	2-1-2045	16,280,000	16,280,000

				31,630,000

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Maine : 0.26%

Variable Rate Demand Notes ø: 0.26%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.11%	11-15-2039	$50,000,000	$50,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.13	11-15-2032	36,585,000	36,585,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA)	0.11	11-15-2041	23,000,000	23,000,000

				109,585,000

Maryland : 0.11%

Variable Rate Demand Note ø: 0.11%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.11	7-1-2032	48,290,000	48,290,000

Massachusetts : 0.26%

Variable Rate Demand Notes ø: 0.26%
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC)	0.20	10-1-2033	37,295,000	37,295,000
Massachusetts HEFA Tufts University Project Series N-1 (Education Revenue, U.S. Bank NA SPA)	0.05	8-15-2040	73,650,000	73,650,000

				110,945,000

Michigan : 0.51%

Variable Rate Demand Notes ø: 0.51%
Michigan Finance Authority Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.08	9-1-2053	22,000,000	22,000,000
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.11	9-1-2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.12	9-1-2050	22,000,000	22,000,000
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.11	12-1-2038	50,000,000	50,000,000

				219,000,000

New Hampshire : 0.05%

Variable Rate Demand Note ø: 0.05%
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.09	12-1-2032	19,700,000	19,700,000

New Jersey : 0.08%

Variable Rate Demand Notes ø: 0.08%
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.11	11-1-2039	14,185,000	14,185,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Miscellaneous Revenue, TD Bank NA LOC)	0.12	6-1-2044	20,000,000	20,000,000

				34,185,000

New York : 0.42%

Variable Rate Demand Note ø: 0.42%
New York HFA Series A (Housing Revenue)	0.40	5-1-2048	180,000,000	180,000,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 0.03%

Variable Rate Demand Note ø: 0.03%
Charlotte Mecklenburg NC Hospital Authority Health Care System (Health Revenue, JPMorgan Chase & Company SPA)	0.06%	1-15-2038	$14,875,000	$14,875,000

Ohio : 0.12%

Variable Rate Demand Notes ø: 0.12%
Ohio Air Quality Development Authority AK Steel Corporation Series B (Industrial Development Revenue, Bank of America NA LOC)	0.12	6-1-2024	26,000,000	26,000,000
Ohio University Hospital Health System Series C (Health Revenue, Barclays Bank plc LOC)	0.11	1-15-2050	23,000,000	23,000,000

				49,000,000

Pennsylvania : 0.32%

Other Municipal Debt : 0.11%
Joint Venture Interest Trust Receipts Pennsylvania Higher Education Authority Thomas Jefferson University Series A (Education Revenue, Bank of America NA LIQ) 144A	0.27	5-31-2015	47,195,000	47,195,000

Variable Rate Demand Notes ø: 0.21%
Geisinger Authority Pennsylvania Health System Series B (Health Revenue, U.S. Bank NA SPA)	0.05	8-1-2022	38,600,000	38,600,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144A	0.10	8-1-2030	16,434,000	16,434,000
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Pennsylvania Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.26	6-1-2015	35,000,000	35,000,000

				90,034,000

South Carolina : 0.05%

Other Municipal Debt : 0.05%
York County SC PCR Series B1 (Utilities Revenue)	0.25	12-1-2014	9,500,000	9,500,000
York County SC PCR Series B3 (Utilities Revenue)	0.25	12-1-2014	13,550,000	13,550,000

				23,050,000

Tennessee : 0.03%

Variable Rate Demand Notes ø: 0.03%
Johnson City TN Health & Educational Facilities Board Series B (Hospital Revenue, U.S. Bank NA LOC)	0.11	8-15-2043	11,075,000	11,075,000
Johnson City TN Health & Educational Facilities Board Series B1 (Health Revenue, U.S. Bank NA LOC)	0.12	7-1-2033	1,445,000	1,445,000

				12,520,000

Texas : 0.06%

Variable Rate Demand Note ø: 0.06%
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.35	12-15-2026	25,606,173	25,606,173

Washington : 0.06%

Other Municipal Debt : 0.02%
Port of Seattle WA Series D1 (Airport Revenue)	0.17	11-4-2014	8,000,000	8,000,000

Variable Rate Demand Notes ø: 0.04%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.21	2-1-2040	8,000,000	8,000,000

Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Washington Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC LIQ)		0.08%	6-1-2027	$7,805,000	$7,805,000

					15,805,000

Wisconsin : 0.06%

Variable Rate Demand Note ø: 0.06%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)		0.10	11-1-2030	25,985,000	25,985,000

Total Municipal Obligations (Cost $1,502,105,014)					1,502,105,014

Other Instruments : 4.92%
Abbey National Treasury Services plc 144A		0.26	11-10-2014	35,839,000	35,863,821
Commonwealth Bank of Australia 144A±		1.03	9-18-2015	24,000,000	24,167,298
DBS Bank Limited Pooled Bank Deposit Product		0.16	11-3-2014	705,000,000	705,000,000
Oakland-Alameda County Series A1 Municipal Commercial Paper		0.17	12-2-2014	10,155,000	10,155,000
Oakland-Alameda County Series A2 Municipal Commercial Paper		0.15	11-12-2014	15,680,000	15,680,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product		0.16	11-3-2014	720,000,000	720,000,000
State Street Bank & Trust Company ±		0.23	4-10-2015	141,000,000	141,000,000
State Street Bank & Trust Company ±		0.23	3-17-2015	149,000,000	149,000,000
State Street Bank & Trust Company ±		0.28	10-1-2015	141,000,000	141,000,000
State Street Bank & Trust Company ±		0.28	10-23-2015	155,000,000	155,000,000

Total Other Instruments (Cost $2,096,866,119)					2,096,866,119

Other Notes : 0.68%

Corporate Bonds and Notes : 0.68%
Bank of Nova Scotia ±		0.24	12-17-2014	125,000,000	125,000,000
Hartford Healthcare Corporation ±		0.11	12-5-2014	25,000,000	25,000,000
Jets Stadium Development Bonds 144A ±		0.10	1-4-2015	30,000,000	30,000,000
JPMorgan Chase Bank NA ±		0.38	7-17-2015	30,000,000	30,005,053
Keep Memory Alive ±		0.11	12-11-2014	21,665,000	21,665,000
New York Life Global Funding Note 144A ±		0.23	10-29-2015	40,000,000	40,000,000
Smithsonian Institution ±		0.07	1-12-2015	19,500,000	19,500,000

Total Other Notes (Cost $291,170,053)					291,170,053

Repurchase Agreements ^^: 6.88%
Bank of Nova Scotia, dated 10-31-2014, maturity value $590,005,408 (1)		0.11	11-3-2014	590,000,000	590,000,000
Credit Agricole, dated 10-31-2014, maturity value $41,800,279 (2)		0.08	11-3-2014	41,800,000	41,800,000
Credit Agricole, dated 10-31-2014, maturity value $847,444,595 (3)		0.10	11-3-2014	847,437,533	847,437,533
Goldman Sachs & Company, dated 10-1-2014, maturity value $298,076,983 (4) ±§¢(i)		0.15	12-2-2014	298,000,000	298,000,000
Goldman Sachs & Company, dated 10-31-2014, maturity value $68,450,513 (5)		0.09	11-3-2014	68,450,000	68,450,000
JPMorgan Securities, dated 10-1-2014, maturity value $521,253,988 (6) ±§¢(i)		0.27	12-5-2014	521,000,000	521,000,000
JPMorgan Securities, dated 10-1-2014, maturity value $57,006,793 (7) ±§		0.13	11-3-2014	57,000,000	57,000,000
JPMorgan Securities, dated 10-31-2014, maturity value $210,002,100 (8)		0.12	11-3-2014	210,000,000	210,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 10-31-2014, maturity value $200,001,833 (9)		0.11	11-3-2014	200,000,000	200,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 10-31-2014, maturity value $100,000,833 (10)		0.10	11-3-2014	100,000,000	100,000,000

Total Repurchase Agreements (Cost $2,933,687,533)					2,933,687,533

Total investments in securities (Cost $42,683,395,576) *	100.08%				42,683,395,576

Other assets and liabilities, net	(0.08)				(34,505,363)

Total net assets	100.00%				$42,648,890,213

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
(i)	Illiquid security
^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 5.00%, 12-1-2025 to 11-1-2044, fair value including accrued interest is $607,557,241.
(2)	U.S. government securities, 0.13% to 2.68%, 3-31-2016 to 1-15-2025, fair value including accrued interest is $42,636,001.
(3)	U.S. government securities, 1.20% to 7.50%, 5-1-2016 to 10-20-2064, fair value including accrued interest is $872,860,660.
(4)	Commercial papers, 0.00%, 11-3-2014 to 10-8-2015, fair value including accrued interest is $303,960,000.
(5)	U.S. government securities, 2.96% to 3.50%, 7-1-2042 to 7-1-2044, fair value including accrued interest is $70,503,501.
(6)	Commercial papers, 0.23% to 0.53%, 11-3-2014 to 10-15-2015, fair value including accrued interest is $531,421,712.
(7)	Commercial papers, 0.00%, 2-2-2015, fair value including accrued interest is $58,140,697.
(8)	U.S. government securities, 1.375%, 2-15-2044, fair value including accrued interest is $214,200,342.
(9)	U.S. government securities, 2.40% to 4.50%, 6-1-2024 to 9-1-2051, fair value including accrued interest is $206,000,000.
(10)	U.S. government securities, 0.00% to 12.00%, 3-15-2015 to 10-15-2046, fair value including accrued interest is $102,108,033.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage Heritage Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 36.01%
Abbey National Treasury Services plc	0.06%	11-3-2014	$18,000,000	$18,000,000
Abbey National Treasury Services plc ±	0.30	3-4-2015	15,000,000	15,000,000
Agricultural Bank China	0.21	11-7-2014	7,000,000	7,000,000
Agricultural Bank China	0.22	11-3-2014	4,000,000	4,000,000
Agricultural Bank China ±	0.38	9-2-2016	10,000,000	10,000,000
Australia & New Zealand Banking Group Limited	0.07	11-3-2014	32,000,000	32,000,000
Australia & New Zealand Banking Group Limited	0.09	11-3-2014	18,000,000	18,000,000
Banco de Credito e Inversiones	0.36	11-5-2014	2,000,000	2,000,000
Banco Del Estado De Chile ±	0.27	5-5-2015	4,000,000	4,000,000
Banco del Estado de Chile ±	0.29	12-10-2014	14,000,000	14,000,000
Bank of Montreal	0.17	11-3-2014	11,000,000	11,000,000
Bank of Montreal	0.18	12-5-2014	10,000,000	10,000,000
Bank of Montreal	0.18	12-18-2014	10,000,000	10,000,000
Bank of Montreal ±	0.21	4-14-2015	8,000,000	8,000,000
Bank of Montreal ±	0.95	12-22-2014	7,000,000	7,007,172
Bank of New York Mellon Corporation	0.05	11-3-2014	40,000,000	40,000,000
Bank of Nova Scotia ±	0.24	3-4-2015	15,000,000	15,000,000
Bank of Nova Scotia ±	0.24	6-29-2015	15,000,000	15,000,000
Bank of Nova Scotia	0.42	2-19-2015	5,000,000	5,002,655
China Construction Bank Corporation ±	0.40	3-25-2015	26,000,000	26,000,000
Commonwealth Bank of Australia	0.05	11-3-2014	11,000,000	11,000,000
Commonwealth Bank of Australia	0.22	12-29-2014	4,000,000	4,000,000
Cooperatieve Centrale ±	0.28	2-3-2015	12,000,000	12,001,504
Credit Agricole	0.08	11-3-2014	59,000,000	59,000,000
Credit Industriel et Commercial (New York)	0.13	11-6-2014	40,000,000	40,000,000
Credit Industriel et Commercial (New York)	0.09	11-3-2014	31,000,000	31,000,000
DNB Nor Bank ASA	0.05	11-3-2014	44,000,000	44,000,000
DNB Nor Bank ASA	0.07	11-3-2014	12,000,000	12,000,000
DNB Nor Bank ASA	0.17	1-15-2015	5,000,000	5,000,000
DNB Nor Bank ASA	0.17	1-15-2015	3,000,000	3,000,000
Fortis Funding LLC	0.06	11-3-2014	21,000,000	21,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	1-2-2015	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corporation (z)	0.26	1-29-2015	10,000,000	9,993,721
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-6-2014	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-13-2014	4,000,000	4,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-25-2014	3,000,000	3,000,000
Mizuho Bank Limited	0.20	11-17-2014	5,000,000	5,000,078
Mizuho Bank Limited	0.20	12-16-2014	10,000,000	10,000,000
Mizuho Bank Limited	0.21	12-22-2014	2,000,000	2,000,000
Natixis (New York) ±	0.23	9-18-2015	20,000,000	20,000,000
Nordea Bank AB	0.18	11-3-2014	10,000,000	10,000,000
Norinchukin Bank	0.18	12-15-2014	10,000,000	9,999,883
Norinchukin Bank	0.20	1-16-2015	5,000,000	5,000,000
Norinchukin Bank	0.20	1-29-2015	15,000,000	15,000,000
Norinchukin Bank	0.21	12-1-2014	4,000,000	4,000,000
Norinchukin Bank	0.20	11-13-2014	3,000,000	3,000,000
Rabobank Nederland NY ±	0.28	4-13-2015	14,000,000	14,000,000
Rabobank Nederland NY ±	0.29	2-27-2015	15,000,000	15,000,000
Royal Bank of Canada ±	0.24	9-4-2015	12,000,000	12,000,000
Skandinaviska Enskilda Banken AG	0.09	11-3-2014	42,000,000	42,000,000
Societe Generale	0.25	2-2-2015	10,000,000	10,000,000
Standard Chartered Bank	0.05	11-3-2014	22,000,000	22,000,000
Standard Chartered Bank	0.21	2-13-2015	10,000,000	10,000,000
Standard Chartered Bank	0.26	4-1-2015	10,000,000	10,000,000
Standard Chartered Bank ±	0.27	4-21-2015	14,000,000	14,000,000
Standard Chartered Bank	0.24	11-3-2014	5,000,000	5,000,000
Standard Chartered Bank	0.28	12-29-2014	5,000,000	5,000,000
Sumitomo Mitsui Banking Corporation	0.22	11-3-2014	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation	0.22	12-2-2014	20,000,000	20,000,804
Sumitomo Mitsui Banking Corporation	0.15	12-5-2014	8,000,000	8,000,000
Sumitomo Mitsui Banking Corporation	0.20	12-24-2014	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation	0.22	11-3-2014	5,000,000	5,000,000
Sumitomo Mitsui Banking Corporation	0.22	11-7-2014	5,000,000	5,000,006
Sumitomo Mitsui Banking Corporation ±	0.23	3-19-2015	15,000,000	15,000,000
Sumitomo Mitsui Trust & Banking (z)	0.00	1-5-2015	15,000,000	14,995,014
Sumitomo Mitsui Trust & Banking	0.23	1-28-2015	12,000,000	11,993,410
Svenska Handelsbanken	0.05	11-3-2014	36,000,000	36,000,000
Svenska Handelsbanken	0.17	12-31-2014	3,000,000	2,999,952

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Swedbank AB	0.05%	11-3-2014	$45,000,000	$45,000,000
Swedbank AB	0.20	11-10-2014	5,000,000	5,000,000
Toronto-Dominion Bank ±	0.22	11-18-2014	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.22	12-19-2014	5,000,000	5,000,000
Toronto-Dominion Bank ±	0.22	6-16-2015	15,000,000	15,000,000
Toronto-Dominion Bank ±	0.23	4-15-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.24	2-6-2015	23,000,000	23,000,000
Westpac Banking Corporation ±	0.23	2-18-2015	15,000,000	15,000,000
Westpac Banking Corporation ±	0.26	11-3-2015	15,000,000	15,000,000

Total Certificates of Deposit (Cost $1,064,994,199)				1,064,994,199

Commercial Paper : 41.01%

Asset-Backed Commercial Paper : 18.55%
Alpine Securitization Corporation 144A (z)	0.20	11-13-2014	15,000,000	14,999,167
Alpine Securitization Corporation 144A (z)	0.20	11-18-2014	10,000,000	9,999,167
Anglesea Funding LLC 144A (z)	0.15	11-5-2014	8,000,000	7,999,933
Anglesea Funding LLC ±144A	0.28	2-26-2015	5,000,000	5,000,000
Anglesea Funding LLC ±144A	0.28	3-20-2015	4,000,000	4,000,000
Antalis US Funding Corporation 144A (z)	0.24	12-8-2014	4,000,000	3,999,067
Antalis US Funding Corporation 144A (z)	0.25	11-28-2014	1,000,000	999,826
Aspen Funding Corporation 144A (z)	0.20	11-4-2014	10,000,000	9,999,944
Aspen Funding Corporation 144A (z)	0.27	11-3-2014	5,000,000	5,000,000
Bedford Row Funding Corporation ±144A	0.23	12-5-2014	2,000,000	2,000,077
Bedford Row Funding Corporation ±144A	0.25	1-9-2015	7,000,000	7,000,000
Bedford Row Funding Corporation ±144A	0.25	4-24-2015	9,000,000	8,999,644
Bennington Sark Capital Company LLC ±144A	0.37	5-6-2015	10,000,000	9,999,249
Cedar Springs Capital Company 144A (z)	0.25	12-4-2014	6,000,000	5,998,708
Collateralized Commercial Paper Company LLC 144A (z)	0.41	2-27-2015	9,000,000	8,988,110
Concord Minutemen Capital Company 144A (z)	0.21	11-4-2014	4,000,000	3,999,977
Concord Minutemen Capital Company 144A (z)	0.21	11-12-2014	8,000,000	7,999,580
Concord Minutemen Capital Company 144A (z)	0.21	11-13-2014	3,000,000	2,999,825
Concord Minutemen Capital Company 144A (z)	0.21	12-5-2014	7,000,000	6,998,693
Concord Minutemen Capital Company 144A (z)	0.21	12-8-2014	5,000,000	4,998,979
Concord Minutemen Capital Company 144A (z)	0.21	12-15-2014	6,000,000	5,998,530
Crown Point Capital Company LLC 144A (z)	0.21	11-4-2014	6,000,000	5,999,965
Crown Point Capital Company LLC 144A (z)	0.21	11-12-2014	8,000,000	7,999,580
Crown Point Capital Company LLC 144A (z)	0.21	11-13-2014	3,000,000	2,999,825
Crown Point Capital Company LLC 144A (z)	0.21	11-14-2014	6,000,000	5,999,615
Crown Point Capital Company LLC 144A (z)	0.21	11-19-2014	5,000,000	4,999,533
Crown Point Capital Company LLC 144A (z)	0.21	12-5-2014	4,000,000	3,999,253
Crown Point Capital Company LLC 144A (z)	0.21	12-15-2014	10,000,000	9,997,550
Gemini Securitization Corporation LLC 144A (z)	0.20	11-7-2014	2,000,000	1,999,956
Gotham Funding Corporation 144A (z)	0.17	11-6-2014	2,000,000	1,999,972
Gotham Funding Corporation 144A (z)	0.17	11-10-2014	8,000,000	7,999,736
Gotham Funding Corporation 144A (z)	0.17	11-12-2014	3,000,000	2,999,873
Gotham Funding Corporation 144A (z)	0.17	11-19-2014	3,000,000	2,999,773
Gotham Funding Corporation 144A (z)	0.17	11-21-2014	10,000,000	9,999,150
Hannover Funding Company LLC 144A (z)	0.16	11-14-2014	5,000,000	4,999,756
Hannover Funding Company LLC 144A (z)	0.18	11-12-2014	9,000,000	8,999,590
Hannover Funding Company LLC 144A (z)	0.20	12-12-2014	2,000,000	1,999,567
Hannover Funding Company LLC 144A (z)	0.20	1-26-2015	2,000,000	1,999,067
Institutional Secured Funding LLC 144A (z)	0.37	11-7-2014	6,000,000	5,999,752
Institutional Secured Funding LLC 144A (z)	0.38	11-4-2014	5,000,000	4,999,947
Institutional Secured Funding LLC 144A(z)	0.38	11-26-2014	3,000,000	2,999,272
Kells Funding LLC ±144A	0.22	10-7-2015	7,000,000	6,999,289
Kells Funding LLC ±144A	0.23	9-23-2015	5,000,000	4,999,452
Kells Funding LLC ±144A	0.23	9-29-2015	5,000,000	4,999,437
Kells Funding LLC ±144A	0.23	12-11-2014	7,000,000	7,000,000
Kells Funding LLC ±144A	0.23	12-12-2014	15,000,000	15,000,000
Kells Funding LLC ±144A	0.24	2-13-2015	2,000,000	2,000,033
Kells Funding LLC ±144A	0.24	5-15-2015	19,000,000	19,000,000
Kells Funding LLC ±144A	0.25	2-5-2015	5,000,000	5,000,274
Lexington Parker Capital Company LLC 144A (z)	0.21	11-4-2014	8,000,000	7,999,953
Lexington Parker Capital Company LLC 144A (z)	0.21	11-12-2014	4,000,000	3,999,790
Lexington Parker Capital Company LLC 144A (z)	0.21	11-14-2014	13,000,000	12,999,166
Lexington Parker Capital Company LLC 144A (z)	0.21	11-19-2014	3,000,000	2,999,720
Lexington Parker Capital Company LLC 144A (z)	0.21	12-2-2014	2,000,000	1,999,662

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)
Lexington Parker Capital Company LLC 144A (z)	0.21%	12-8-2014	$8,000,000	$7,998,367
Lexington Parker Capital Company LLC 144A (z)	0.21	12-18-2014	5,000,000	4,998,688
Liberty Street Funding LLC 144A (z)	0.15	11-10-2014	2,000,000	1,999,942
Liberty Street Funding LLC 144A (z)	0.18	1-9-2015	4,000,000	3,998,660
Liberty Street Funding LLC 144A (z)	0.18	1-27-2015	4,000,000	3,998,300
Liberty Street Funding LLC 144A (z)	0.19	11-25-2014	2,000,000	1,999,768
LMA Americas LLC 144A (z)	0.11	11-3-2014	1,700,000	1,700,000
LMA Americas LLC 144A (z)	0.26	1-7-2015	10,000,000	9,995,306
LMA Americas LLC 144A (z)	0.26	1-8-2015	5,000,000	4,997,617
Manhattan Asset Funding Company LLC 144A (z)	0.18	11-18-2014	8,000,000	7,999,400
Manhattan Asset Funding Company LLC 144A (z)	0.22	1-7-2015	10,000,000	9,996,028
Matchpoint Master Trust 144A (z)	0.25	11-12-2014	2,000,000	1,999,875
Mountcliff Funding LLC 144A (z)	0.15	11-3-2014	20,000,000	20,000,000
Newport Funding Corporation 144A (z)	0.20	11-4-2014	5,000,000	4,999,972
Nieuw Amsterdam Receivables Corporation 144A (z)	0.20	11-6-2014	2,000,000	1,999,967
Old Line Funding LLC 144A (z)	0.22	12-16-2014	2,000,000	1,999,474
Regency Markets No. 1 LLC 144A (z)	0.14	11-17-2014	12,000,000	11,999,347
Regency Markets No. 1 LLC 144A (z)	0.14	11-19-2014	8,000,000	7,999,502
Regency Markets No. 1 LLC 144A (z)	0.14	11-20-2014	8,000,000	7,999,471
Regency Markets No. 1 LLC 144A (z)	0.14	11-25-2014	2,000,000	1,999,829
Ridgefield Funding Company LLC ±144A	0.25	6-12-2015	10,000,000	10,000,000
Ridgefield Funding Company LLC ±144A	0.25	7-8-2015	15,000,000	15,000,000
Ridgefield Funding Company LLC ±144A	0.20	2-17-2015	8,000,000	7,999,186
Scaldis Capital LLC 144A (z)	0.25	11-17-2014	4,000,000	3,999,611
Starbird Funding Corporation 144A (z)	0.25	11-12-2014	3,000,000	2,999,813
Sydney Capital Corporation 144A (z)	0.19	12-24-2014	2,000,000	1,999,476
Versailles Commercial Paper LLC ±144A	0.22	7-20-2015	5,000,000	5,000,000
Versailles Commercial Paper LLC ±144A	0.22	7-20-2015	5,000,000	5,000,000
Victory Receivables 144A (z)	0.16	11-4-2014	10,000,000	9,999,956
Victory Receivables 144A (z)	0.17	11-3-2014	4,000,000	4,000,000
Victory Receivables 144A (z)	0.17	11-12-2014	3,000,000	2,999,873
Victory Receivables 144A (z)	0.17	11-17-2014	10,000,000	9,999,339
Victory Receivables 144A (z)	0.17	11-21-2014	10,000,000	9,999,150
White Plains Capital Company LLC 144A (z)	0.30	11-4-2014	4,000,000	3,999,967

				548,641,868

Financial Company Commercial Paper : 16.73%
ASB Finance Limited ±144A	0.25	11-21-2014	2,000,000	2,000,070
ASB Finance Limited ±144A	0.22	4-29-2015	4,000,000	3,999,812
Australia & New Zealand Banking Group ±144A	0.23	11-18-2014	4,000,000	4,000,000
Banco de Credito e Inversiones 144A (z)	0.42	1-9-2015	8,000,000	7,993,747
Banco de Credito e Inversiones 144A (z)	0.42	1-27-2015	7,000,000	6,993,058
Banco del Estado de Chile 144A (z)	0.27	12-3-2014	5,000,000	4,998,875
Banco del Estado de Chile 144A (z)	0.27	12-9-2014	2,000,000	1,999,460
Banco del Estado de Chile 144A (z)	0.27	12-15-2014	4,000,000	3,998,740
Banco del Estado de Chile 144A (z)	0.30	1-8-2015	2,000,000	1,998,900
Banco del Estado de Chile 144A (z)	0.31	12-11-2014	5,000,000	4,998,364
Bank of Toyko-Mitsubishi UFJ Limited (z)	0.11	11-3-2014	1,800,000	1,800,000
BPCE SA 144A (z)	0.11	11-6-2014	3,000,000	2,999,973
BPCE SA 144A (z)	0.25	2-5-2015	25,000,000	24,983,681
Caisse Centrale Desjardins du Quebec 144A (z)	0.17	12-22-2014	13,000,000	12,996,992
Caisse Centrale Desjardins du Quebec 144A (z)	0.17	1-7-2015	5,000,000	4,998,465
CDP Financial Incorporated 144A (z)	0.15	12-11-2014	5,000,000	4,999,208
CDP Financial Incorporated 144A (z)	0.15	12-16-2014	3,000,000	2,999,463
CDP Financial Incorporated 144A (z)	0.15	1-16-2015	2,000,000	1,999,383
CDP Financial Incorporated 144A (z)	0.15	11-19-2014	3,000,000	2,999,800
Commonwealth Bank of Australia ±144A	0.23	7-2-2015	5,000,000	5,000,000
Commonwealth Bank of Australia ±144A	0.24	5-22-2015	5,000,000	5,000,000
Commonwealth Bank of Australia ±144A	0.24	5-20-2015	15,000,000	15,000,000
Commonwealth Bank of Australia ±144A	0.24	6-18-2015	15,000,000	14,999,527
CPPIB Capital Incorporated 144A (z)	0.14	11-12-2014	5,000,000	4,999,825
CPPIB Capital Incorporated 144A (z)	0.14	11-24-2014	5,000,000	4,999,592
DBS Bank Limited 144A (z)	0.22	12-9-2014	10,000,000	9,997,800
DBS Bank Limited 144A (z)	0.22	12-10-2014	6,000,000	5,998,643
DNB Nor Bank ASA 144A (z)	0.17	1-5-2015	8,000,000	7,997,620
Lloyds Bank plc (z)	0.05	11-3-2014	53,000,000	53,000,000
Mitsubishi UFJ Trust & Banking Corporation 144A (z)	0.21	11-7-2014	14,000,000	13,999,673

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper (continued)
Mizuho Funding LLC 144A (z)	0.19%	1-6-2015	$15,000,000	$14,994,933
National Australia Funding Delaware Incorporated ±144A	0.22	3-10-2015	15,000,000	15,000,000
Nederlandse Waterschapsbank NV ±144A	0.24	12-23-2014	24,000,000	24,001,626
Nordea Bank AB 144A (z)	0.18	2-4-2015	10,000,000	9,995,350
NV Bank Nederlandse Gemeenten 144A (z)	0.20	12-10-2014	25,000,000	24,994,861
PSP Capital Incorporated 144A (z)	0.15	12-18-2014	2,000,000	1,999,625
PSP Capital Incorporated 144A (z)	0.15	11-18-2014	2,000,000	1,999,875
PSP Capital Incorporated 144A (z)	0.16	11-4-2014	4,000,000	3,999,982
Shagang South Asia Hong Kong Trading Company Limited (z)	0.45	11-3-2014	5,000,000	5,000,000
Skandinaviska Enskilda Banken AG 144A (z)	0.20	12-29-2014	6,000,000	5,998,133
Skandinaviska Enskilda Banken AG 144A (z)	0.21	2-2-2015	3,000,000	2,998,408
Skandinaviska Enskilda Banken AG 144A (z)	0.21	2-3-2015	3,000,000	2,998,390
Skandinaviska Enskilda Banken AG 144A (z)	0.20	12-23-2014	5,000,000	4,998,611
Sumitomo Mitsui Banking Corporation 144A (z)	0.20	1-2-2015	8,000,000	7,997,333
Sumitomo Mitsui Banking Corporation 144A (z)	0.21	1-6-2015	5,000,000	4,998,178
Sumitomo Mitsui Banking Corporation 144A (z)	0.21	1-8-2015	12,000,000	11,995,490
Sumitomo Trust & Banking Corporation 144A (z)	0.13	12-4-2014	10,000,000	9,998,924
Suncorp Group Limited 144A (z)	0.30	11-10-2014	3,000,000	2,999,825
Svenska Hendelsbanken 144A (z)	0.17	12-16-2014	10,000,000	9,997,969
Svenska Hendelsbanken 144A (z)	0.17	12-22-2014	10,000,000	9,997,686
Svenska Hendelsbanken 144A (z)	0.17	12-30-2014	4,000,000	3,998,923
Swedbank AB (z)	0.22	12-19-2014	1,000,000	999,719
Swedbank AB (z)	0.22	12-22-2014	1,000,000	999,701
United Overseas Bank Limited 144A (z)	0.23	11-19-2014	6,000,000	5,999,387
United Overseas Bank Limited 144A (z)	0.23	11-21-2014	5,000,000	4,999,425
United Overseas Bank Limited 144A (z)	0.28	2-9-2015	7,000,000	6,994,664
United Overseas Bank Limited 144A (z)	0.28	2-11-2015	12,000,000	11,990,667
United Overseas Bank Limited 144A (z)	0.28	2-25-2015	6,000,000	5,994,680
United Overseas Bank Limited 144A (z)	0.28	3-16-2015	15,000,000	14,984,483
Westpac Banking Corporation ±144A	0.24	10-19-2015	15,000,000	15,000,000
Westpac Securities NZ Limited ±144A	0.26	11-20-2014	1,000,000	1,000,038

				494,677,557

Other Commercial Paper : 5.73%
Caisse Des Depots et Consignations 144A (z)	0.17	11-17-2014	5,000,000	4,999,679
Caisse Des Depots et Consignations 144A (z)	0.20	12-22-2014	3,000,000	2,999,204
China International Marine Containers Company Limited (z)	0.38	11-5-2014	10,000,000	9,999,789
China International Marine Containers Company Limited (z)	0.38	11-7-2014	5,000,000	4,999,789
China Shipping Container Lines Company Limited (z)	0.38	11-7-2014	5,000,000	4,999,789
China Shipping Container Lines Company Limited (z)	0.38	11-13-2014	3,500,000	3,499,631
China Shipping Container Lines Company Limited (z)	0.38	11-14-2014	10,000,000	9,998,839
Chinatex Capital Limited (z)	0.35	11-6-2014	2,000,000	1,999,942
CNPC Finance 144A (z)	0.38	11-7-2014	10,000,000	9,999,578
CNPC Finance 144A (z)	0.38	11-10-2014	2,000,000	1,999,852
CNPC Finance 144A (z)	0.38	11-12-2014	3,000,000	2,999,715
CNPC Finance 144A (z)	0.38	11-13-2014	5,000,000	4,999,472
CNPC Finance 144A (z)	0.38	11-17-2014	4,000,000	3,999,409
CNPC Finance 144A (z)	0.38	11-18-2014	4,000,000	3,999,367
CNPC Finance 144A (z)	0.38	11-21-2014	15,000,000	14,997,150
COFCO Capital Corporation (z)	0.16	11-4-2014	3,000,000	2,999,987
COFCO Capital Corporation (z)	0.16	11-18-2014	4,000,000	3,999,733
COFCO Capital Corporation (z)	0.48	11-14-2014	5,000,000	4,999,267
Electricite de France SA 144A (z)	0.15	11-21-2014	30,000,000	29,997,750
Sinochem Company Limited (z)	0.20	12-4-2014	2,000,000	1,999,656
Sinochem Company Limited (z)	0.40	11-4-2014	5,000,000	4,999,944
Sinochem Company Limited (z)	0.40	11-6-2014	4,000,000	3,999,867
Sinochem Company Limited (z)	0.20	11-7-2014	10,000,000	9,999,778
Toyota Motor Credit Corporation ±	0.21	3-9-2015	10,000,000	10,000,000
Toyota Motor Credit Corporation ±	0.22	3-6-2015	10,000,000	10,000,000

				169,487,187

Total Commercial Paper (Cost $1,212,806,612)				1,212,806,612

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Government Agency Debt : 0.37%
Overseas Private Investment Corporation ±§(i)	0.11%	7-9-2026	$11,000,000	$11,000,000

Total Government Agency Debt (Cost $11,000,000)				11,000,000

Municipal Obligations : 4.71%

California : 0.27%

Other Municipal Debt : 0.27%
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	11-12-2014	3,000,000	3,000,000
San Francisco CA Public Utilities Commission Series A1T (Water & Sewer Revenue)	0.18	11-19-2014	3,000,000	2,999,973
San Jose CA Series C (Airport Revenue)	0.24	12-4-2014	2,000,000	2,000,000

				7,999,973

Colorado : 0.51%

Variable Rate Demand Note ø: 0.51%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.09	5-1-2052	14,975,000	14,975,000

Connecticut : 0.17%

Variable Rate Demand Note ø: 0.17%
New Britain CT Taxable Pension Series C (GO, Bank of America NA LOC)	0.19	2-1-2026	5,000,000	5,000,000

Florida : 0.03%

Variable Rate Demand Note ø: 0.03%
Puttable Floating Option Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.45	12-1-2025	1,000,000	1,000,000

Georgia : 0.17%

Variable Rate Demand Note ø: 0.17%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.41	10-1-2039	5,035,000	5,035,000

Illinois : 0.12%

Variable Rate Demand Note ø: 0.12%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	4-1-2016	3,400,000	3,400,000

Maryland : 0.47%

Variable Rate Demand Notes ø: 0.47%
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.10	9-1-2044	2,000,000	2,000,000
Maryland Department of Housing & Community Development Residential Series 2007M (Housing Revenue, TD Bank NA SPA)	0.05	9-1-2043	12,000,000	12,000,000

				14,000,000

New York : 0.55%

Variable Rate Demand Notes ø: 0.55%
New York HFA Series A (Housing Revenue)	0.40	5-1-2048	5,000,000	5,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.11	10-1-2031	1,800,000	1,800,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	1-15-2015	9,595,000	9,595,000

				16,395,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
North Carolina : 0.09%

Variable Rate Demand Note ø: 0.09%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.15%	7-1-2027	$2,750,000	$2,750,000

Ohio : 0.20%

Variable Rate Demand Note ø: 0.20%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.12	9-1-2039	6,009,000	6,009,000

Oregon : 0.17%

Variable Rate Demand Note ø: 0.17%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.41	5-1-2035	5,000,000	5,000,000

Other : 0.34%

Variable Rate Demand Note ø: 0.34%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	12-31-2015	10,000,000	10,000,000

Pennsylvania : 0.10%

Variable Rate Demand Note ø: 0.10%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Pennsylvania Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.26	6-1-2015	3,000,000	3,000,000

South Carolina : 0.17%

Other Municipal Debt : 0.17%
South Carolina PSA Series A2 (Miscellaneous Revenue)	0.15	11-19-2014	3,000,000	3,000,000
York County SC PCR Series B1 (Utilities Revenue)	0.25	12-1-2014	1,000,000	1,000,000
York County SC PCR Series B3 (Utilities Revenue)	0.25	12-1-2014	1,000,000	1,000,000

				5,000,000

Texas : 0.81%

Variable Rate Demand Notes ø: 0.81%
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.20	2-1-2035	13,000,000	13,000,000
Puttable Floating Option Taxable Notes Series TNP 1010 (Transportation Revenue, Bank of America NA LIQ) 144A	0.36	2-1-2030	5,480,000	5,480,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.35	12-15-2026	5,487,037	5,487,037

				23,967,037

Washington : 0.07%

Other Municipal Debt : 0.07%
Port of Seattle WA Series D1 (Airport Revenue)	0.17	11-4-2014	2,000,000	2,000,000

Wisconsin : 0.47%

Variable Rate Demand Note ø: 0.47%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.11	1-1-2042	13,765,000	13,765,000

Total Municipal Obligations (Cost $139,296,010)				139,296,010

Other Instruments : 6.39%
Abbey National Treasury Services plc 144A	3.88	11-10-2014	2,000,000	2,001,385
Commonwealth Bank of Australia ±144A	1.03	9-18-2015	2,000,000	2,013,941

Wells Fargo Advantage Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Other Instruments (continued)
DBS Bank Limited Pooled Bank Deposit Product §		0.16%	1-1-2050	$60,000,000	$60,000,000
GBG LLC Custody Receipts ±144A§		0.20	9-1-2027	8,689,000	8,689,000
Oakland-Alameda County Series A1 Municipal Commercial Paper		0.17	12-2-2014	3,000,000	3,000,000
Oakland-Alameda County Series A2 Municipal Commercial Paper		0.15	11-12-2014	4,000,000	4,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §		0.16	1-1-2050	60,000,000	60,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§		0.90	5-15-2051	4,360,000	4,360,000
State Street Bank & Trust Company ±		0.23	4-10-2015	15,000,000	15,000,000
State Street Bank & Trust Company ±		0.23	3-17-2015	8,000,000	8,000,000
State Street Bank & Trust Company ±		0.28	10-1-2015	10,000,000	10,000,000
State Street Bank & Trust Company ±		0.28	10-23-2015	12,000,000	12,000,000

Total Other Instruments (Cost $189,064,326)					189,064,326

Other Notes : 1.60%

Corporate Bonds and Notes : 1.60%
ACTS Retirement Life Communities Incorporated ±§		0.11	11-15-2029	2,524,000	2,524,000
Bank of Nova Scotia ±		0.24	12-17-2014	15,000,000	15,000,000
JPMorgan Chase Bank NA ±		0.38	7-17-2015	5,000,000	5,000,832
LTF Real Estate LLC ±144A§		0.22	6-1-2033	14,450,000	14,450,000
Providence Health & Services ±§		0.11	10-1-2042	5,895,000	5,895,000
Racetrac Capital LLC ±§		0.11	9-1-2020	4,250,000	4,250,000

Total Other Notes (Cost $47,119,832)					47,119,832

Repurchase Agreements ^^: 10.35%
Bank of Nova Scotia, dated 10-31-2014, maturity value $50,000,458 (1)		0.11	11-3-2014	50,000,000	50,000,000
Credit Agricole, dated 10-31-2014, maturity value $106,080,272 (2)		0.10	11-3-2014	106,079,388	106,079,388
Goldman Sachs & Company, dated 10-1-2014, maturity value $22,005,683 (3) ±§¢(i)		0.15	12-2-2014	22,000,000	22,000,000
GX Clarke & Company, dated 10-31-14, maturity value $11,000,138 (4)		0.15	11-3-2014	11,000,000	11,000,000
JPMorgan Securities, dated 10-1-2014, maturity value $5,000,596 (5) ±§¢		0.13	11-3-2014	5,000,000	5,000,000
JPMorgan Securities, dated 10-1-2014, maturity value $62,030,225 (6) ±§¢(i)		0.27	12-5-2014	62,000,000	62,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 10-31-2014, maturity value $50,000,458 (7)		0.11	11-3-2014	50,000,000	50,000,000

Total Repurchase Agreements (Cost $306,079,388)					306,079,388

Total investments in securities (Cost $2,970,360,367)*	100.44%				2,970,360,367

Other assets and liabilities, net	(0.44)				(13,063,712)

Total net assets	100.00%				$2,957,296,655

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 2.50% to 5.00%, 12-1-2025 to 11-1-2044, fair value including accrued interest is $51,487,902.
(2)	U.S. government securities, 1.20% to 7.50%, 5-1-2016 to 10-20-2064, fair value including accrued interest is $109,261,769.
(3)	Commercial paper, 0.00%, 11-3-2014 to 10-8-2015, fair value is $22,440,000.
(4)	U.S. government securities, 0.13% to 8.50%, 11-20-2014 to 10-20-2042, fair value including accrued interest is $11,230,500.
(5)	Commercial paper, 0.00%, 2-2-2015, fair value is $5,100,061.

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Money Market Fund

(6)	Commercial paper, 0.23% to 0.53%, 11-3-2014 to 10-15-2015, fair value including accrued interest is $63,240,204.
(7)	U.S. government securities, 2.40% to 4.50%, 6-1-2024 to 9-1-2051, fair value including accrued interest is $51,500,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 99.21%

Alabama : 0.38%

Variable Rate Demand Note ø: 0.38%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.20%	8-1-2041	$4,500,000	$4,500,000

Arizona : 0.77%

Variable Rate Demand Notes ø: 0.77%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.08	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.09	8-1-2026	1,800,000	1,800,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.17	8-1-2022	3,700,000	3,700,000

				9,100,000

California : 9.53%

Other Municipal Debt : 2.43%
California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	20,000,000	20,175,513
Los Angeles County CA School Pooled Financing Program TRAN Series 2013-14 (Miscellaneous Revenue)	2.00	12-31-2014	2,200,000	2,206,467
Los Angeles County CA TRAN Series 2014 (GO)	1.50	6-25-2015	1,800,000	1,816,006
Los Angeles County CA TRAN Series 2014-15 (Miscellaneous Revenue)	1.50	6-30-2015	1,400,000	1,412,630
Riverside County CA TRAN Series 2014 (Tax Revenue)	1.50	6-30-2015	2,900,000	2,926,258

				28,536,874

Variable Rate Demand Notes ø: 7.10%
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC LIQ)	0.05	4-1-2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	7-15-2035	1,100,000	1,100,000
ABAG Finance Authority for Nonprofit Corporations California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.05	7-1-2038	8,000,000	8,000,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.05	9-1-2033	4,200,000	4,200,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	3-15-2033	3,580,000	3,580,000
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.05	11-1-2040	10,200,000	10,200,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	12-15-2034	1,925,000	1,925,000
California CDA MFHR Glen Haven Apartments Series AA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	4-15-2035	7,000,000	7,000,000
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.07	7-1-2041	8,800,000	8,800,000
Irvine CA Unified School District Community Facilities District #09-1 Special Tax Series 2014B (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.06	9-1-2054	20,000,000	20,000,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2024	3,400,000	3,400,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.06	7-1-2033	9,060,000	9,060,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06%	5-15-2034	$5,000,000	$5,000,000

				83,565,000

Colorado : 3.65%

Variable Rate Demand Notes ø: 3.65%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.17	10-1-2019	1,500,000	1,500,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.09	11-1-2042	4,750,000	4,750,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.11	10-1-2037	1,500,000	1,500,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A Deutsche Bank Spears Lifers Trust Series DBE-1278 (Health Revenue, Deutsche Bank LIQ) 144A	0.12	2-1-2041	2,500,000	2,500,000
Colorado Health Facilities Authority Health System Series 2013A Citigroup ROC RR II R-14085 (Health Revenue, Citibank NA LIQ) 144A	0.11	1-1-2022	2,000,000	2,000,000
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.13	12-1-2031	2,900,000	2,900,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.13	12-1-2020	2,000,000	2,000,000
Colorado Regional Transportation District Certificates of Participation Series 2014A Deutsche Bank Spears Lifers Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.13	6-1-2044	2,000,000	2,000,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.20	11-15-2025	3,822,896	3,822,896
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.07	1-1-2018	20,000,000	20,000,000

				42,972,896

Connecticut : 0.44%

Other Municipal Debt : 0.14%
Connecticut GO Series 2011-E (Miscellaneous Revenue)	5.00	11-1-2014	1,700,000	1,700,000

Variable Rate Demand Note ø: 0.30%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank Spears Lifers Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.10	1-1-2038	3,510,000	3,510,000

Delaware : 0.44%

Variable Rate Demand Note ø: 0.44%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.15	1-1-2016	5,130,000	5,130,000

Florida : 6.72%

Other Municipal Debt : 1.36%
JEA Florida Electric System Series 2000A (Utilities Revenue) ##	0.06	11-4-2014	3,500,000	3,500,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.07	11-13-2014	4,000,000	4,000,000
Lee County FL School District TAN Series 2014 (Miscellaneous Revenue) %%	1.00	6-1-2015	8,500,000	8,542,245

				16,042,245

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø: 5.36%
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.11%	11-21-2014	$16,095,000	$16,095,000
Miami-Dade County FL Aviation Revenue Series A (Airport Revenue, Citibank NA SPA) 144A	0.08	10-1-2037	11,500,000	11,500,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.10	7-1-2025	3,740,000	3,740,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (Industrial Development Revenue, Royal Bank of Canada LOC)	0.07	3-1-2024	11,000,000	11,000,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.13	11-15-2033	3,700,000	3,700,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.17	10-1-2038	17,000,000	17,000,000

				63,035,000

Georgia : 0.56%

Variable Rate Demand Notes ø: 0.56%
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.06	4-1-2023	3,000,000	3,000,000
Metropolitan Atlanta GA Rapid Transit Authority Series P Trust Receipt SGC 61-CL A BMA-5 (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.07	7-1-2020	3,610,000	3,610,000

				6,610,000

Hawaii : 0.13%

Other Municipal Debt : 0.13%
Honolulu HI City & County Issue D (GO)	0.08	1-8-2015	1,500,000	1,500,000

Illinois : 6.39%

Variable Rate Demand Notes ø: 6.39%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.31	11-1-2023	1,500,000	1,500,000
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.10	12-1-2039	5,000,000	5,000,000
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.16	6-1-2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.16	6-1-2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.08	1-1-2035	25,915,000	25,915,000
Chicago IL Sub Series 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.07	11-1-2031	570,000	570,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company LOC)	0.07	11-1-2030	3,000,000	3,000,000
Deutsche Bank Spears Lifers Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.19	7-1-2044	2,585,000	2,585,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.17	4-1-2051	5,000,000	5,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, FHLB SPA)	0.06	1-1-2027	4,000,000	4,000,000
Joliet IL Regional Port District Exxon Project Series 1989 (Industrial Development Revenue)	0.06	10-1-2024	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3721 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.15	2-1-2033	5,140,000	5,140,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
University of Illinois Utility Infrastructure Projects Series 2004 (Education Revenue, Bank of New York Mellon SPA)	0.08%	8-15-2021	$10,000,000	$10,000,000

				75,156,000

Indiana : 3.25%

Other Municipal Debt : 0.24%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	1.25	1-6-2015	2,800,000	2,804,893

Variable Rate Demand Notes ø: 3.01%
Indiana Finance Authority First Lien Wastewater Utility Series 2014-A Deutsche Bank Spears Lifers Trust Series DBE-1343 (Water & Sewer Revenue, Deutsche Bank LIQ) 144A	0.12	10-1-2044	4,900,000	4,900,000
Indiana Finance Authority Lease Appropriation Bonds Stadium Project Series 2005 A-3 (Miscellaneous Revenue, Citibank NA SPA)	0.07	2-1-2035	18,400,000	18,400,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.06	5-1-2016	1,550,000	1,550,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.07	3-1-2041	1,460,000	1,460,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.25	12-1-2016	550,000	550,000
Spencer County IN American Iron Oxide Company Project (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.26	9-1-2018	8,600,000	8,600,000

				35,460,000

Iowa : 0.57%

Variable Rate Demand Notes ø: 0.57%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.07	6-1-2039	4,600,000	4,600,000
Iowa Finance Authority Solid Waste Disposal Revenue John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.12	11-1-2035	2,075,000	2,075,000

				6,675,000

Kansas : 0.14%

Variable Rate Demand Note ø: 0.14%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.09	11-1-2020	1,640,000	1,640,000

Kentucky : 0.64%

Other Municipal Debt : 0.11%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue)	1.00	8-1-2015	1,250,000	1,257,128

Variable Rate Demand Notes ø: 0.53%
Deutsche Bank Spears Lifers Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.19	7-1-2032	4,090,000	4,090,000
Kentucky EDA Series 2011 Baptist Healthcare System Obligated Group Deutsche Bank Spears Lifers Trust Series DBE-1275 (Health Revenue, Deutsche Bank LIQ) 144A	0.15	8-15-2042	2,200,000	2,200,000

				6,290,000

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Louisiana : 1.37%

Variable Rate Demand Notes ø: 1.37%
Ascension Parish LA BASF Corporation Project (Industrial Development Revenue)	0.14%	3-1-2025	$5,700,000	$5,700,000
Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, Bank of America NA LOC)	0.06	10-1-2033	10,400,000	10,400,000

				16,100,000

Maryland : 0.33%

Variable Rate Demand Notes ø: 0.33%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue)	0.10	12-3-2035	910,000	910,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.10	7-1-2041	3,000,000	3,000,000

				3,910,000

Massachusetts : 2.32%

Other Municipal Debt : 2.22%
Massachusetts GO RAN Series 2014 A (Miscellaneous Revenue)	1.50	4-23-2015	18,400,000	18,521,405
University of Massachusetts Building Authority Series 2013-B-1 (Education Revenue)	0.12	1-8-2015	7,500,000	7,500,000

				26,021,405

Variable Rate Demand Note ø: 0.10%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.18	6-1-2018	1,200,000	1,200,000

Michigan : 4.87%

Variable Rate Demand Notes ø: 4.87%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.07	6-1-2034	300,000	300,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.11	11-15-2049	2,300,000	2,300,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.11	11-15-2047	2,625,000	2,625,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue)	0.11	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured)	0.15	4-1-2042	28,750,000	28,750,000
St. Joseph Michigan Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2032	6,900,000	6,900,000
St. Joseph Michigan Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2032	7,100,000	7,100,000
St. Joseph Michigan Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2035	7,500,000	7,500,000

				57,275,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.57%

Other Municipal Debt : 0.09%
Minnesota Rural Water Finance Authority Public Project Construction Series 2013-B (Water & Sewer Revenue)	1.00%	1-1-2015	$1,100,000	$1,101,327

Variable Rate Demand Notes ø: 0.48%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	8-15-2038	750,000	750,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	4-15-2035	2,800,000	2,800,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	2-1-2027	1,360,000	1,360,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	6-1-2032	700,000	700,000

				5,610,000

Missouri : 1.50%

Other Municipal Debt : 0.27%
Missouri HEFA Health Care Series 2014-E (GO) ##	0.11	11-5-2014	3,200,000	3,200,000

Variable Rate Demand Notes ø: 1.23%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.10	8-1-2038	2,160,000	2,160,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, Credit Suisse LIQ) 144A	0.09	12-1-2036	12,235,000	12,235,000

				14,395,000

Nebraska : 0.53%

Variable Rate Demand Note ø: 0.53%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.08	9-1-2031	6,190,000	6,190,000

Nevada : 2.84%

Variable Rate Demand Notes ø: 2.84%
Clark County NV Deutsche Bank Spears Lifers Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.15	7-1-2025	5,660,000	5,660,000
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.10	4-15-2041	9,660,000	9,660,000
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.13	10-1-2026	5,200,000	5,200,000
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.13	10-1-2026	5,800,000	5,800,000
Nevada Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC)	0.10	4-15-2041	7,060,000	7,060,000

				33,380,000

New Hampshire : 0.90%

Variable Rate Demand Notes ø: 0.90%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.04	6-1-2039	139	139
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.15	10-1-2017	4,940,000	4,940,000

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ) 144A	0.13%	1-1-2037	$5,700,000	$5,700,000

				10,640,139

New Jersey : 1.93%

Variable Rate Demand Notes ø: 1.93%
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	3-1-2029	1,320,000	1,320,000
New Jersey TRAN JPMorgan PUTTER Series 4462 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.07	6-26-2015	11,200,000	11,200,000
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.07	6-26-2015	7,800,000	7,800,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.10	1-1-2038	2,375,000	2,375,000

				22,695,000

New York : 4.17%

Other Municipal Debt : 1.16%
New York Metropolitan Transit Authority Series A (Transportation Revenue)	0.09	12-10-2014	3,600,000	3,600,000
Smithtown NY Central School District TAN 2014-2015 (GO)	1.00	6-30-2015	10,000,000	10,056,971

				13,656,971

Variable Rate Demand Notes ø: 3.01%
New York City NY Housing Development Corporation Multifamily Housing Series 2014 F (Housing Revenue)	0.11	5-1-2046	2,600,000	2,600,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.10	5-1-2038	6,810,000	6,810,000
New York Housing Finance Agency Series 2014-A (Housing Revenue)	0.30	5-1-2048	7,500,000	7,500,000
New York Metropolitan Transportation Authority BAN Series 2013 A Merrill Lynch Joint Venture Trust Receipts Series JVI-1008 (Transportation Revenue, Bank of America NA LIQ) 144A	0.23	4-19-2015	11,700,000	11,700,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.11	10-1-2031	3,660,000	3,660,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.08	7-1-2031	1,875,000	1,875,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006C (Health Revenue)	0.08	7-1-2017	1,230,000	1,230,000

				35,375,000

North Carolina : 0.81%

Other Municipal Debt : 0.09%
Wake County NC Series 2007 (Tax Revenue)	5.00	3-1-2015	1,000,000	1,015,757

Variable Rate Demand Notes ø: 0.72%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.06	7-1-2032	3,445,000	3,445,000
North Carolina Housing Finance Agency Home Ownership Series 3191 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.12	7-1-2039	5,025,000	5,025,000

				8,470,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 5.07%

Other Municipal Debt : 1.37%
Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009-1 (Miscellaneous Revenue)	0.15%	11-13-2014	$15,100,000	$15,100,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00	5-1-2015	1,000,000	1,003,570

				16,103,570

Variable Rate Demand Notes ø: 3.70%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.26	12-1-2022	1,760,000	1,760,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.06	7-1-2037	18,425,000	18,425,000
Trail County ND Industrial Development Revenue American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.11	9-1-2019	23,300,000	23,300,000

				43,485,000

Ohio : 3.21%

Variable Rate Demand Notes ø: 3.21%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.10	1-1-2038	1,670,000	1,670,000
Montgomery County OH Cambridge Commons Apartments Series A (Housing Revenue, FHLB LOC)	0.08	5-1-2038	1,130,000	1,130,000
Ohio Air Quality Development Authority Exempt Facilities Revenue Andersons Marathon Ethanol LLC (Miscellaneous Revenue)	0.08	3-1-2032	10,000,000	10,000,000
Ohio Air Quality Development Authority Exempt Facilities Revenue Andersons Marathon Ethanol LLC (Miscellaneous Revenue)	0.08	9-1-2037	19,500,000	19,500,000
Ohio HFA Series R-11575 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ)	0.20	3-1-2016	230,000	230,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.10	12-1-2043	1,000,000	1,000,000
Ohio Turnpike Commission Junior Lien Revenue Bond Series 2013-A-2 Deutsche Bank Spears Lifers Trust Series DBE-1280 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.12	2-15-2043	4,200,000	4,200,000

				37,730,000

Other : 10.97%

Variable Rate Demand Notes ø: 10.97%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.09	10-1-2030	7,025,000	7,025,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.09	10-1-2015	7,090,000	7,090,000
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	1-1-2036	1,615,000	1,615,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	6-1-2038	3,660,000	3,660,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	1-1-2036	230,000	230,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	10-1-2036	4,200,000	4,200,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	7-1-2037	2,345,000	2,345,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	9-1-2037	395,000	395,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	1-1-2038	6,725,000	6,725,000

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Clipper Tax-Exempt Certified Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20%	9-1-2039	$2,051,000	$2,051,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	7-1-2036	982,000	982,000
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	12-1-2036	2,340,000	2,340,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.10	1-1-2018	10,050,000	10,050,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue)	0.10	2-15-2028	10,812,000	10,812,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.08	1-15-2047	14,930,000	14,930,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.08	6-15-2036	28,675,000	28,675,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.06	12-15-2045	2,500,000	2,500,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.08	11-15-2036	23,406,000	23,406,000

				129,031,000

Pennsylvania : 3.86%

Variable Rate Demand Notes ø: 3.86%
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.14	9-1-2032	1,900,000	1,900,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.05	6-1-2035	100,000	100,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.10	4-1-2029	2,325,000	2,325,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.09	2-1-2018	2,985,000	2,985,000
Pennsylvania EDFA Fitzpatrick Container Company Project (Industrial Development Revenue, PNC Bank NA LOC)	0.13	12-1-2023	1,300,000	1,300,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.13	12-1-2025	2,000,000	2,000,000
Pennsylvania EDFA Series J1 (Industrial Development Revenue, PNC Bank NA LOC)	0.17	5-1-2015	100,000	100,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A	0.28	5-31-2015	22,100,000	22,100,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1005 (Education Revenue, Bank of America NA LIQ) 144A	0.28	5-31-2015	12,400,000	12,400,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.14	12-1-2014	200,000	200,000

				45,410,000

Rhode Island : 0.48%

Variable Rate Demand Notes ø: 0.48%
Austin Trust Series 2008-1177 (Housing Revenue, Bank of America NA LIQ)	0.19	10-1-2032	2,855,000	2,855,000
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.10	9-1-2020	2,800,000	2,800,000

				5,655,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
South Carolina : 2.66%

Other Municipal Debt : 1.15%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25%	12-1-2014	$4,200,000	$4,200,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	12-1-2014	8,300,000	8,300,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	12-1-2014	1,000,000	1,000,000

				13,500,000

Variable Rate Demand Notes ø: 1.51%
Greenville SC Health System Series 2014B Barclays Residual Interest Bond Trust Series 2014-3U (Health Revenue) 144A	0.07	5-1-2039	4,000,000	4,000,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.11	3-1-2032	5,675,000	5,675,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.10	11-1-2029	3,460,000	3,460,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (Industrial Development Revenue, Branch Banking & Trust LOC)	0.08	12-1-2038	4,600,000	4,600,000

				17,735,000

South Dakota : 0.14%

Variable Rate Demand Note ø: 0.14%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.09	7-1-2037	1,600,000	1,600,000

Tennessee : 0.22%

Variable Rate Demand Note ø: 0.22%
Chattanooga TN Health Education Housing Facilities Series 2013A Catholic Health Initiatives Deutsche Bank Spears Lifers Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.14	1-1-2045	2,565,000	2,565,000

Texas : 9.85%

Other Municipal Debt : 1.91%
Dallas TX Area Rapid Transit (GO) ##	0.08	12-11-2014	2,200,000	2,200,000
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	20,000,000	20,226,123

				22,426,123

Variable Rate Demand Notes ø: 7.94%
Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.20	7-1-2032	2,015,000	2,015,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.07	8-1-2039	1,700,000	1,700,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	10-1-2018	1,460,000	1,460,000
Deutsche Bank Spears Lifers Trust Series DBE-1172X (Airport Revenue, Deutsche Bank LIQ) 144A	0.10	11-1-2037	10,245,000	10,245,000
Harris County TX Industrial Development Solid Waste Disposal Revenue (Industrial Development Revenue)	0.07	4-1-2032	9,810,000	9,810,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.11	12-1-2023	3,600,000	3,600,000
North TX Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.06	1-1-2048	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.14	4-1-2033	9,000,000	9,000,000

Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.13%	4-1-2037	$15,000,000	$15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.06	3-1-2042	21,500,000	21,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.06	4-1-2027	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank Spears Lifers Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.25	12-15-2032	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.35	12-15-2026	7,041,892	7,041,892
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.14	8-15-2029	4,000,000	4,000,000

				93,371,892

Utah : 0.35%

Variable Rate Demand Note ø: 0.35%
Salt Lake County UT Research Facilities Huntsman Cancer Foundation Series 2013-A-2 Merrill Lynch Series MT-847 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.12	12-1-2033	4,100,000	4,100,000

Vermont : 0.83%

Variable Rate Demand Notes ø: 0.83%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.06	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.06	11-1-2037	5,500,000	5,500,000

				9,700,000

Virginia : 1.28%

Variable Rate Demand Notes ø: 1.28%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.10	4-1-2026	2,350,000	2,350,000
Fairfax County VA IDA Inova Health System Project Series 2012C (Health Revenue) (i)	0.13	5-15-2042	6,870,000	6,870,000
Norfolk VA EDA Sentara Healthcare Series 2010B (Health Revenue) (i)	0.17	11-1-2034	5,835,000	5,835,000

				15,055,000

Washington : 0.56%

Variable Rate Demand Notes ø: 0.56%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008B (Miscellaneous Revenue, Bank of America NA LOC)	0.11	5-1-2028	1,440,000	1,440,000
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.08	6-15-2037	5,200,000	5,200,000

				6,640,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
West Virginia : 0.57%

Variable Rate Demand Notes ø: 0.57%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)		0.09%	10-1-2017	$4,000,000	$4,000,000
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)		0.09	10-1-2031	2,700,000	2,700,000

					6,700,000

Wisconsin : 3.41%

Other Municipal Debt : 0.55%
Milwaukee WI Cash Flow Promissory Notes Series 2014-R-1 (GO)		1.00	12-23-2014	6,500,000	6,507,927

Variable Rate Demand Notes ø: 2.86%
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)		0.30	9-1-2019	535,000	535,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A		0.10	4-15-2035	3,500,000	3,500,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A		0.25	8-15-2034	9,000,000	9,000,000
Wisconsin Housing & EDA Series E (Housing Revenue, FHLB SPA)		0.06	9-1-2035	10,600,000	10,600,000
Wisconsin Housing & EDA Series E (Housing Revenue, BNP Paribas SPA)		0.25	9-1-2038	10,000,000	10,000,000
					33,635,000

Total Municipal Obligations (Cost $1,166,671,147)					1,166,671,147

Other : 1.12%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) †±§144A		0.14	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A§±		0.11	8-1-2040	3,700,000	3,700,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) †±§144A		0.11	8-1-2040	2,400,000	2,400,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) ±§		0.14	6-1-2040	4,000,000	4,000,000
Total Other (Cost $13,100,000)					13,100,000

Total investments in securities (Cost $1,179,771,147) *	100.33%				1,179,771,147
Other assets and liabilities, net	(0.33)				(3,834,098)

Total net assets	100.00%				$1,175,937,049

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	—	quoted prices in active markets for identical securities

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 97.72%

Alabama : 0.82%

Variable Rate Demand Note ø: 0.82%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.20%	8-1-2041	$2,600,000	$2,600,000

Arizona : 1.01%

Variable Rate Demand Notes ø: 1.01%
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.09	8-1-2026	700,000	700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.09	8-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (Industrial Development Revenue, Farm Credit Services America LOC)	0.09	5-1-2027	1,250,000	1,250,000

				3,200,000

California : 5.84%

Other Municipal Debt : 1.23%
Los Angeles County CA School Pooled Financing Program Series B4 (Miscellaneous Revenue)	2.00	12-31-2014	1,150,000	1,153,380
Los Angeles County CA TRAN (Miscellaneous Revenue)	1.50	6-30-2015	700,000	706,315
Los Angeles County CA TRAN (GO)	1.50	6-25-2015	700,000	706,224
Riverside County CA TRAN (Tax Revenue)	1.50	6-30-2015	1,300,000	1,311,771

				3,877,690

Variable Rate Demand Notes ø: 4.61%
ABAG Finance Authority for Nonprofit Corporations California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.05	7-1-2038	2,000,000	2,000,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.05	9-1-2033	3,000,000	3,000,000
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.05	11-1-2040	4,185,000	4,185,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.06	7-1-2033	5,400,000	5,400,000

				14,585,000

Colorado : 3.93%

Variable Rate Demand Notes ø: 3.93%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.11	10-1-2037	1,000,000	1,000,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.10	1-1-2032	3,290,000	3,290,000
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.30	9-1-2023	2,825,000	2,825,000
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.13	12-1-2031	1,500,000	1,500,000
Colorado Regional Transportation District Certificates of Participation Series 2014A Deutsche Bank Spears Lifers Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.13	6-1-2044	1,000,000	1,000,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.20	11-15-2025	1,733,135	1,733,135
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.19	11-1-2020	1,085,000	1,085,000

				12,433,135

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Connecticut : 0.28%

Other Municipal Debt : 0.28%
Connecticut GO Series 2011-E (Miscellaneous Revenue) ##	5.00%	11-1-2014	$900,000	$900,000

Florida : 5.71%

Other Municipal Debt : 1.43%
JEA Florida Electric System Series 2000-A (Utilities Revenue) ##	0.06	11-4-2014	1,000,000	1,000,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.07	11-13-2014	1,000,000	1,000,000
Lee County FL School District TAN Series 2014 (Miscellaneous Revenue) %%	1.00	6-1-2015	2,500,000	2,512,426

				4,512,426

Variable Rate Demand Notes ø: 4.28%
Alachua County FL Florida Rock Project (Industrial Development Revenue, Bank of America NA LOC)	0.15	11-1-2022	1,850,000	1,850,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	11-21-2014	600,000	600,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.11	9-1-2015	1,120,000	1,120,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.11	9-1-2015	1,070,000	1,070,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.10	7-1-2025	1,000,000	1,000,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.13	11-15-2033	1,900,000	1,900,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.17	10-1-2038	6,000,000	6,000,000

				13,540,000

Hawaii : 0.63%

Other Municipal Debt : 0.63%
Honolulu HI City & County Series D (GO)	0.08	1-8-2015	2,000,000	2,000,000

Illinois : 5.89%

Variable Rate Demand Notes ø: 5.89%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.31	11-1-2023	1,000,000	1,000,000
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.10	7-1-2033	1,890,000	1,890,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.08	1-1-2035	7,000,000	7,000,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company LOC)	0.07	11-1-2030	3,000,000	3,000,000
Illinois Finance Authority Merug LLC Series B (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.30	12-1-2018	585,000	585,000
Lake County IL Brown Paper Goods Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.50	10-1-2021	695,000	695,000
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.10	7-1-2029	2,600,000	2,600,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (Industrial Development Revenue, Bank of America NA LOC)	0.16	12-1-2014	1,850,000	1,850,000

				18,620,000

Indiana : 2.93%

Other Municipal Debt : 0.44%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	1.25	1-6-2015	1,400,000	1,402,446

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø: 2.49%
Indiana Finance Authority First Lien Wastewater Utility Series 2014-A Deutsche Bank Spears Lifers Trust Series DBE-1343 (Water & Sewer Revenue, Deutsche Bank LIQ) 144A	0.14%	10-1-2044	$3,200,000	$3,200,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.13	10-1-2023	1,955,000	1,955,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.30	9-1-2028	2,700,000	2,700,000

				7,855,000

Iowa : 0.72%

Variable Rate Demand Notes ø: 0.72%
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.09	11-1-2016	680,000	680,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.20	6-1-2028	1,600,000	1,600,000

				2,280,000

Kansas : 1.03%

Variable Rate Demand Notes ø: 1.03%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.14	6-1-2020	645,000	645,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.15	8-1-2027	2,610,000	2,610,000

				3,255,000

Kentucky : 1.77%

Other Municipal Debt : 0.16%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue)	1.00	8-1-2015	500,000	502,851

Variable Rate Demand Notes ø: 1.61%
Bardstown KY Industrial Building Linpac Materials Handling Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.16	10-1-2019	1,860,000	1,860,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.13	9-1-2022	1,950,000	1,950,000
Kentucky EDA Hospital Revenue Bonds Series 2011 Baptist Healthcare System Obligated Group Deutsche Bank Spears Lifers Trust Series DBE-1275 (Health Revenue, Deutsche Bank LIQ) 144A	0.15	8-15-2042	1,300,000	1,300,000

				5,110,000

Louisiana : 3.73%

Variable Rate Demand Notes ø: 3.73%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.08	3-1-2043	7,800,000	7,800,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.13	12-1-2036	4,000,000	4,000,000

				11,800,000

Massachusetts : 0.95%

Other Municipal Debt : 0.95%
University of Massachusetts Building Authority Series 2013-B-1 (Education Revenue)	0.12	1-8-2015	3,000,000	3,000,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 5.12%

Variable Rate Demand Notes ø: 5.12%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.07%	6-1-2034	$500,000	$500,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.11	11-15-2049	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.11	11-15-2047	1,265,000	1,265,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured)	0.15	4-1-2042	7,625,000	7,625,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Hospital Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2032	1,800,000	1,800,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Hospital Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2032	1,900,000	1,900,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Hospital Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2035	2,000,000	2,000,000

				16,190,000

Minnesota : 5.76%

Other Municipal Debt : 0.31%
Minnesota Rural Water Finance Authority Public Project Construction Series 2013-B (Water & Sewer Revenue)	1.00	1-1-2015	1,000,000	1,001,207

Variable Rate Demand Notes ø: 5.45%
Becker MN Plymouth Foam Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.27	5-1-2019	1,185,000	1,185,000
Bloomington MN Refunding MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	6-15-2038	2,755,000	2,755,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	8-15-2038	400,000	400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	6-15-2038	3,645,000	3,645,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (Industrial Development Revenue, U.S. Bank NA LOC)	0.19	5-1-2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.20	2-1-2027	1,325,000	1,325,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	6-1-2032	2,140,000	2,140,000

				17,230,000

Missouri : 0.85%

Other Municipal Debt : 0.32%
Missouri HEFA Health Care Series 2014-E (GO) ##	0.11	11-5-2014	1,000,000	1,000,000

Variable Rate Demand Note ø: 0.53%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.20	4-1-2026	1,685,000	1,685,000

Nebraska : 1.36%

Variable Rate Demand Note ø: 1.36%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.08	9-1-2031	4,310,000	4,310,000

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Nevada : 2.70%

Variable Rate Demand Notes ø: 2.70%
Clark County NV Deutsche Bank Spears Lifers Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.15%	7-1-2025	$1,500,000	$1,500,000
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.13	10-1-2026	2,000,000	2,000,000
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.13	10-1-2026	2,000,000	2,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.09	6-1-2042	3,050,000	3,050,000

				8,550,000

New Hampshire : 0.59%

Variable Rate Demand Note ø: 0.59%
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ) 144A	0.13	1-1-2037	1,880,000	1,880,000

New Jersey : 1.77%

Variable Rate Demand Notes ø: 1.77%
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	3-1-2029	660,000	660,000
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.07	6-26-2015	3,500,000	3,500,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.10	1-1-2038	1,425,000	1,425,000

				5,585,000

New York : 4.05%

Other Municipal Debt : 0.29%
New York Metropolitan Transportation Authority Series A (Transportation Revenue)	0.09	12-10-2014	900,000	900,000

Variable Rate Demand Notes ø: 3.76%
New York Housing Finance Agency Series 2014-A (Housing Revenue)	0.30	5-1-2048	3,400,000	3,400,000
New York Metropolitan Transportation Authority BAN Series 2013-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1008 (Transportation Revenue, Bank of America NA LIQ) 144A	0.23	4-19-2015	4,900,000	4,900,000
New York NY Series 2014-D-4 (GO, TD Bank NA LOC)	0.06	8-1-2040	3,500,000	3,500,000
New York NY Municipal Water & Sewer Finance Authority 2nd General Resolution Fiscal 2011 Sub Series DD-1 (Water & Sewer Revenue, TD Bank NA SPA)	0.06	6-15-2043	100,000	100,000

				11,900,000

North Carolina : 1.54%

Other Municipal Debt : 0.16%
Wake County NC Series 2007 (GO)	5.00	3-1-2015	500,000	507,878

Variable Rate Demand Notes ø: 1.38%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.06	7-1-2032	2,100,000	2,100,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.11	12-1-2026	2,250,000	2,250,000

				4,350,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
North Dakota : 2.70%

Other Municipal Debt : 1.42%
Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009-1 (Miscellaneous Revenue)	0.15%	11-13-2014	$4,000,000	$4,000,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00	5-1-2015	500,000	501,785

				4,501,785

Variable Rate Demand Note ø: 1.28%
Traill County ND American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.11	9-1-2017	4,030,000	4,030,000

Ohio : 2.33%

Variable Rate Demand Notes ø: 2.33%
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.10	12-1-2043	550,000	550,000
Ohio Turnpike Commission Junior Lien Revenue Bond Series 2013-A-2 Deutsche Bank Spears Lifers Trust Series DBE-1280 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.12	2-15-2043	2,200,000	2,200,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.12	8-1-2038	4,625,000	4,625,000

				7,375,000

Oklahoma : 0.21%

Variable Rate Demand Note ø: 0.21%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.25	3-1-2018	675,000	675,000

Other : 7.96%

Variable Rate Demand Notes ø: 7.96%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.09	10-1-2030	2,900,000	2,900,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.09	10-1-2015	2,985,000	2,985,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.10	5-1-2017	7,651,000	7,651,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	9-1-2039	3,589,000	3,589,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	7-1-2037	430,000	430,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.08	5-1-2017	3,063,000	3,063,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.08	6-15-2036	3,460,000	3,460,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.06	12-15-2045	1,100,000	1,100,000

				25,178,000

Pennsylvania : 6.50%

Variable Rate Demand Notes ø: 6.50%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.13	5-1-2036	1,455,000	1,455,000
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.14	9-1-2032	5,400,000	5,400,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.13	8-1-2022	1,000,000	1,000,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A	0.28	5-31-2015	7,500,000	7,500,000

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1005 (Education Revenue, Bank of America NA LIQ) 144A	0.28%	5-31-2015	$5,200,000	$5,200,000

				20,555,000

South Carolina : 2.20%

Other Municipal Debt : 1.71%
York County SC PCR Series 2000-B-1 (Utilities Revenue)	0.25	12-1-2014	1,800,000	1,800,000
York County SC PCR Series 2000-B-2 (Utilities Revenue)	0.25	12-1-2014	3,600,000	3,600,000

				5,400,000

Variable Rate Demand Note ø: 0.49%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.10	11-1-2029	1,545,000	1,545,000

Tennessee : 0.25%

Variable Rate Demand Note ø: 0.25%
Pulaski & Giles County TN Lomar Development Company Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.14	1-1-2017	775,000	775,000

Texas : 5.56%

Other Municipal Debt : 0.32%
Dallas TX Area Rapid Transit (GO)	0.08	12-11-2014	1,000,000	1,000,000

Variable Rate Demand Notes ø: 5.24%
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.13	5-1-2036	500,000	500,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.11	12-1-2023	1,800,000	1,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.14	4-1-2033	2,000,000	2,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.06	3-1-2042	6,000,000	6,000,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank Spears Lifers Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.25	12-15-2032	1,330,000	1,330,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.35	12-15-2026	3,286,548	3,286,548
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.14	8-15-2029	1,655,000	1,655,000

				16,571,548

Utah : 0.25%

Variable Rate Demand Note ø: 0.25%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.09	10-1-2021	800,000	800,000

Vermont : 0.31%

Variable Rate Demand Note ø: 0.31%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.08	10-1-2034	995,000	995,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Virginia : 1.40%

Variable Rate Demand Notes ø: 1.40%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.13%	5-15-2042	$1,960,000	$1,960,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.17	11-1-2034	2,455,000	2,455,000

				4,415,000

Washington : 2.57%

Variable Rate Demand Notes ø: 2.57%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.11	5-1-2028	960,000	960,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.09	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.09	8-1-2026	2,280,000	2,280,000

				8,130,000

Wisconsin : 6.50%

Other Municipal Debt : 1.11%
Milwaukee WI Cash Flow Promissory Notes Series 2014-R-1 (GO)	1.00	12-23-2014	3,500,000	3,504,268

Variable Rate Demand Notes ø: 5.39%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.17	11-1-2020	1,155,000	1,155,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.11	12-1-2021	1,135,000	1,135,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.08	11-1-2020	1,030,000	1,030,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	0.11	12-1-2022	1,410,000	1,410,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.25	8-15-2034	3,900,000	3,900,000
Wisconsin Housing & EDA Series E (Housing Revenue, BNP Paribas SPA)	0.25	9-1-2038	5,000,000	5,000,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (Industrial Development Revenue, U.S. Bank NA LOC)	0.15	8-1-2019	3,420,000	3,420,000
				17,050,000

Total Municipal Obligations (Cost $309,063,234)				309,063,234

Other : 2.46%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A±§	0.14	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.11	8-1-2040	1,800,000	1,800,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.11	8-1-2040	1,000,000	1,000,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A±§	0.14	6-1-2040	2,000,000	2,000,000

Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Total Other (Cost $7,800,000)		7,800,000

Total investments in securities (Cost $316,863,234)*	100.18%	$316,863,234
Other assets and liabilities, net	(0.18)	(581,059)

Total net assets	100.00%	$316,282,175

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage Municipal Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities
Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014 all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 102.61%

Alabama : 2.80%

Variable Rate Demand Notes ø: 2.80%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.06%	11-15-2046	$23,625,000	$23,625,000
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.20	8-1-2041	7,900,000	7,900,000
Columbia AL Industrial Development Board Pollution Control Alabama Power Company Project Series 1995D (Industrial Development Revenue)	0.07	10-1-2022	11,820,000	11,820,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.07	8-1-2031	6,000,000	6,000,000
Mobile AL IDA Board Pollution Control Alabama Power Company Project Series 1993C (Industrial Development Revenue)	0.06	8-1-2017	12,000,000	12,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008C (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.05	12-1-2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011G (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.05	4-1-2028	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011J (Industrial Development Revenue, Bank of Nova Scotia LOC)	0.05	4-1-2028	15,000,000	15,000,000

				96,345,000

Arizona : 1.65%

Variable Rate Demand Notes ø: 1.65%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.10	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	7-1-2024	35,055,000	35,055,000
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC LIQ)	0.05	10-1-2029	11,500,000	11,500,000

				56,690,000

California : 11.66%

Other Municipal Debt : 2.32%
California RAN Series 2014-15 (Tobacco Revenue)	1.50	6-22-2015	50,000,000	50,438,751
Los Angeles County CA School Pooled Financing Program TRAN Series 2013-14 (Miscellaneous Revenue)	2.00	12-31-2014	8,350,000	8,374,546
Los Angeles County CA TRAN Series 2014 (GO)	1.50	6-25-2015	4,700,000	4,741,792
Los Angeles County CA TRAN Series 2014-15 (Miscellaneous Revenue)	1.50	6-30-2015	5,400,000	5,448,717
Riverside County CA TRAN Series 2014 (Tax Revenue)	1.50	6-30-2015	10,735,000	10,832,199

				79,836,005

Variable Rate Demand Notes ø: 9.34%
ABAG Finance Authority for Nonprofit Corporations California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.05	4-1-2036	6,290,000	6,290,000
ABAG Finance Authority for Nonprofit Corporations California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.05	7-1-2038	5,275,000	5,275,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.05	9-1-2033	7,800,000	7,800,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO, Citibank NA LIQ) 144A	0.06	2-1-2021	5,520,000	5,520,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.05%	11-1-2040	$84,420,000	$84,420,000
California CDA Motion Picture & Television Fund Series 2001A (Health Revenue, Northern Trust Company LOC)	0.07	3-1-2031	22,375,000	22,375,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.06	8-15-2032	10,200,000	10,200,000
California HFFA Scripps Health Services Series C (Health Revenue, Northern Trust Company LOC)	0.04	10-1-2040	3,000,000	3,000,000
California Municipal Finance Authority Pacific Institute Series 2007A (Housing Revenue, California Bank & Trust LOC)	0.05	8-1-2037	4,620,000	4,620,000
California University System Series 2005A Citigroup Eagle Trust Series 2014-0001A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.06	11-1-2035	2,740,000	2,740,000
California University System Series 2005A Citigroup Eagle Trust Series 2014-0030A (Education Revenue, AGM/Ambac Insured, Citibank NA LIQ) 144A	0.06	11-1-2035	11,500,000	11,500,000
Golden State Tobacco Securitization Corporation California Enhanced Tobacco Settlement Asset Backed Bonds Series 2005A Morgan Stanley Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.06	12-1-2045	15,100,000	15,100,000
Irvine CA Improvement Bond Act of 1915 Assessment District #03-19 Series B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.05	9-2-2029	14,050,000	14,050,000
Irvine CA Unified School District Community Facilities District #09-1 Special Tax Series 2014B (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.06	9-1-2054	30,965,000	30,965,000
Kings County CA Housing Authority Edgewater Apartments Series 2001A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2031	6,805,000	6,805,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	12-1-2026	5,500,000	5,500,000
Los Angeles CA DW&P Series 2012B Citigroup ROC Series 14087 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.05	7-1-2020	6,175,000	6,175,000
Los Angeles CA DW&P System Series 2014D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-85 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	0.05	7-1-2022	4,600,000	4,600,000
Los Angeles County CA CDA MFHR Metropolitan Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	12-15-2024	12,735,000	12,735,000
Orange County CA Apartment Development Villas Aliento Issue E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	8-15-2028	3,140,000	3,140,000
Sacramento County CA Housing Authority River Terrace Apartments Series 1996C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-15-2029	4,680,000	4,680,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007B (Housing Revenue, FNMA LOC, FNMA Insured)	0.05	8-15-2027	10,000,000	10,000,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.05	12-1-2017	15,000,000	15,000,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.06	9-1-2038	12,070,000	12,070,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2018	7,100,000	7,100,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2029	2,350,000	2,350,000
Walnut Creek CA Multifamily Mortgage Creekside Drive Apartments 1985 Issue A (Housing Revenue, FHLMC LIQ)	0.05	4-1-2027	7,120,000	7,120,000

				321,130,000

Colorado : 3.27%

Variable Rate Demand Notes ø: 3.27%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2008-D2 Morgan Stanley Series 2008-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.11	10-1-2037	3,125,000	3,125,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2011A Deutsche Bank Spears Lifers Trust Series DBE-1278 (Health Revenue, Deutsche Bank LIQ) 144A	0.12	2-1-2041	15,350,000	15,350,000
Colorado Health Facilities Authority Health System Series 2013A Citigroup ROC RR II R-14085 (Health Revenue, Citibank NA LIQ) 144A	0.11	1-1-2022	2,600,000	2,600,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Colorado MidCities Metropolitan District #1 Colorado Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.13%	12-1-2031	$9,950,000	$9,950,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.13	12-1-2020	4,120,000	4,120,000
Colorado Regional Transportation District Certificates of Participation Series 2014A Deutsche Bank Spears Lifers Trust Series DBE-1355 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.13	6-1-2044	34,025,000	34,025,000
Colorado Springs CO Utilities System Subordinate Lien Improvement Revenue Bonds Series 2005A (Utilities Revenue)	0.06	11-1-2035	23,035,000	23,035,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.20	11-15-2025	8,998,969	8,998,969
Denver CO City & County MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	12-15-2038	7,795,000	7,795,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.06	11-15-2034	3,515,000	3,515,000

				112,513,969

Connecticut : 0.36%

Other Municipal Debt : 0.19%
Connecticut GO Series 2011-E (Miscellaneous Revenue) ##	5.00	11-1-2014	6,400,000	6,400,000

Variable Rate Demand Note ø: 0.17%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank Spears Lifers Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.10	1-1-2038	6,000,000	6,000,000

District of Columbia : 0.32%

Variable Rate Demand Notes ø: 0.32%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue)	0.10	7-1-2032	3,600,000	3,600,000
District of Columbia Family & Child Services Incorporated Series 2006 (Miscellaneous Revenue, Bank of America NA LOC)	0.10	7-1-2041	3,135,000	3,135,000
District of Columbia Housing Finance Agency The Yard D Building Project Series 2012 (Housing Revenue, Capital One NA LOC)	0.07	10-1-2047	4,250,000	4,250,000

				10,985,000

Florida : 8.98%

Other Municipal Debt : 1.59%
JEA Florida Electric System Series 2000A (Utilities Revenue) ##	0.06	11-4-2014	11,865,000	11,865,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.07	11-13-2014	13,600,000	13,600,000
Lee County FL School District TAN Series 2014 (Miscellaneous Revenue) %%	1.00	6-1-2015	29,000,000	29,144,130

				54,609,130

Variable Rate Demand Notes ø: 7.39%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.05	4-15-2041	7,200,000	7,200,000
Florida Gulf Coast University Financing Corporation Parking Project Series 2009A (Education Revenue, Harris NA LOC)	0.05	2-1-2039	7,305,000	7,305,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	12-15-2041	1,760,000	1,760,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006C (Health Revenue, Bank of America NA LIQ) 144A	0.08	11-15-2036	8,595,000	8,595,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.11	11-21-2014	92,970,000	92,970,000
Jacksonville FL Capital Projects Series 2008-A (Utilities Revenue, Bank of America NA LOC)	0.07	10-1-2034	2,910,000	2,910,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2033	3,550,000	3,550,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Marion County FL HFA Paddock Park Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04%	10-15-2032	$4,000,000	$4,000,000
Miami-Dade County FL Building Better Communities Program Series 2014A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-50 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.05	1-9-2017	23,330,000	23,330,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.10	7-1-2025	9,000,000	9,000,000
Orange County FL Sales Tax Revenue Series 2012B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.05	1-1-2020	5,115,000	5,115,000
Orlando FL Utilities Commission Series 2011A (Utilities Revenue) (i)	0.16	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.11	5-1-2038	3,665,000	3,665,000
Palm Beach County FL Norton Gallery School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC)	0.05	5-1-2025	1,565,000	1,565,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.04	8-1-2028	4,170,000	4,170,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, BMO Harris Bank NA LOC)	0.08	10-1-2041	5,990,000	5,990,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.13	11-15-2033	12,400,000	12,400,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.17	10-1-2038	46,990,000	46,990,000

				254,005,000

Georgia : 1.46%

Variable Rate Demand Notes ø: 1.46%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.06	11-1-2030	7,320,000	7,320,000
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.06	4-1-2023	6,600,000	6,600,000
Gwinnett County GA Development Authority Certificate of Participation Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.06	1-1-2016	8,795,000	8,795,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.04	10-1-2033	5,000,000	5,000,000
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 3755 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.07	1-1-2016	5,000,000	5,000,000
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 4016 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.07	1-1-2016	6,500,000	6,500,000
Metropolitan Atlanta GA Rapid Transit Authority Series P Trust Receipt SGC 61-CL A BMA-5 (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.07	7-1-2020	10,995,000	10,995,000

				50,210,000

Hawaii : 0.31%

Other Municipal Debt : 0.12%
Honolulu HI City & County Issue D (GO)	0.08	1-8-2015	4,000,000	4,000,000

Variable Rate Demand Note ø: 0.19%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO, Royal Bank of Canada LIQ) 144A	0.05	11-1-2020	6,665,000	6,665,000

Illinois : 4.14%

Variable Rate Demand Notes ø: 4.14%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.05	3-1-2035	12,000,000	12,000,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.31%	11-1-2023	$3,875,000	$3,875,000
Chicago IL Board of Education Unlimited Tax Series 2011-A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.10	12-1-2039	17,000,000	17,000,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.05	7-1-2023	4,200,000	4,200,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company LOC)	0.07	11-1-2030	6,000,000	6,000,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.06	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.16	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.06	4-1-2035	9,000,000	9,000,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995B (Miscellaneous Revenue, Northern Trust Company LOC)	0.06	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.17	4-1-2051	6,500,000	6,500,000
Illinois Finance Authority Presbyterian Homes Lake Forest Place Project Series 2006 (Health Revenue, Northern Trust Company LOC)	0.06	9-1-2024	17,220,000	17,220,000
Illinois Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.07	9-1-2046	4,000,000	4,000,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.06	6-15-2050	15,000,000	15,000,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2011 Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-40 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.05	6-15-2020	8,130,000	8,130,000
University of Illinois Certificates Participation Utility Infrastructure Projects Series 2004 (Education Revenue)	0.08	8-15-2021	20,305,000	20,305,000
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	3-1-2023	3,665,000	3,665,000

				142,160,000

Indiana : 4.18%

Other Municipal Debt : 0.34%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	1.25	1-6-2015	11,500,000	11,520,337

Variable Rate Demand Notes ø: 3.84%
Indiana Certicate of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.08	7-1-2023	26,140,000	26,140,000
Indiana Finance Authority First Lien Wastewater Utility Series 2014-A Deutsche Bank Spears Lifers Trust Series DBE-1343 (Water & Sewer Revenue, Deutsche Bank LIQ) 144A	0.14	10-1-2044	14,315,000	14,315,000
Indiana Finance Authority Hospital University Health Obligated Group Series 2011L & Series 2011M Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-23 (Health Revenue) 144A	0.05	5-25-2016	41,425,000	41,425,000
Indiana Finance Authority Hospital University Health Obligated Group Series 2011L & Series 2011M Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-23 (Health Revenue) 144A	0.05	3-1-2036	10,000,000	10,000,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Indiana Finance Authority Lease Appropriation Bonds Stadium Project Series 2005 A-2 (Miscellaneous Revenue, Citibank NA SPA)	0.07%	2-1-2035	$17,800,000	$17,800,000
Indiana Finance Authority Lease Appropriation Bonds Stadium Project Series 2005 A-3 (Miscellaneous Revenue, Citibank NA SPA)	0.07	2-1-2035	18,100,000	18,100,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.06	5-1-2016	4,300,000	4,300,000

				132,080,000

Iowa : 3.10%

Variable Rate Demand Notes ø: 3.10%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.07	6-1-2039	60,400,000	60,400,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (Industrial Development Revenue, Great Western Bank LOC)	0.06	8-1-2041	8,410,000	8,410,000
Iowa Finance Authority Multifamily Housing Series 2006 Austin Trust Various Certificates Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.10	7-1-2041	2,505,000	2,505,000
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.08	6-1-2039	35,170,000	35,170,000

				106,485,000

Kansas : 0.26%

Variable Rate Demand Note ø: 0.26%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.05	11-15-2038	9,000,000	9,000,000

Kentucky : 0.78%

Other Municipal Debt : 0.11%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014-D-1 (Miscellaneous Revenue)	1.00	8-1-2015	3,850,000	3,871,953

Variable Rate Demand Notes ø: 0.67%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	10-1-2032	5,835,000	5,835,000
Kentucky EDA Hospital Revenue Bonds Series 2011 Baptist Healthcare System Obligated Group Deutsche Bank Spears Lifers Trust Series DBE-1275 (Health Revenue, Deutsche Bank LIQ) 144A	0.15	8-15-2042	7,840,000	7,840,000
Williamstown KY League of Cities Funding Trust Lease Series 2008A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	7-1-2038	4,525,000	4,525,000
Williamstown KY League of Cities Funding Trust Lease Series 2008B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	12-1-2038	4,810,000	4,810,000

				23,010,000

Louisiana : 0.32%

Variable Rate Demand Notes ø: 0.32%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.08	7-1-2040	4,095,000	4,095,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.07	8-1-2017	6,815,000	6,815,000

				10,910,000

Maryland : 1.24%

Variable Rate Demand Notes ø: 1.24%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue)	0.10	12-3-2035	1,530,000	1,530,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Maryland CDA MFHR Hopkins Village Apartments Series 2008F (Housing Revenue, FHLMC LIQ)	0.05%	11-1-2038	$3,000,000	$3,000,000
Maryland Department of Housing & Community Development Residential Series 2007J (Housing Revenue, FHA Insured, TD Bank NA SPA)	0.05	9-1-2031	16,155,000	16,155,000
Maryland HEFA University of Maryland Medical System Issue Series 2008E (Health Revenue, Bank of Montreal LOC)	0.05	7-1-2041	10,000,000	10,000,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.10	7-1-2041	6,000,000	6,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series1998 (Health Revenue)	0.09	1-1-2024	5,885,000	5,885,000

				42,570,000

Massachusetts : 2.99%

Other Municipal Debt : 2.27%
Massachusetts GO RAN Series 2014 A (Miscellaneous Revenue)	1.50	4-23-2015	56,600,000	56,973,452
University of Massachusetts Building Authority Series 2013-B-1 (Education Revenue)	0.12	1-8-2015	21,000,000	21,000,000

				77,973,452

Variable Rate Demand Notes ø: 0.72%
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.05	3-1-2034	11,110,000	11,110,000
University of Massachusetts Building Authority Series 2011-2 (Education Revenue) (i)	0.14	11-1-2034	13,735,000	13,735,000

				24,845,000

Michigan : 3.65%

Variable Rate Demand Notes ø: 3.65%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.07	6-1-2034	2,000,000	2,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.11	11-15-2049	5,250,000	5,250,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.11	11-15-2047	5,765,000	5,765,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.11	11-15-2049	4,300,000	4,300,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.11	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Henry Ford Health System Series 2006-A Deutsche Bank Spears Lifers Trust Series DBE-1281 (Health Revenue, Deutsche Bank LIQ) 144A	0.12	11-15-2046	34,775,000	34,775,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.05	6-1-2020	3,900,000	3,900,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2032	22,100,000	22,100,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2032	22,725,000	22,725,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.15	1-1-2035	23,675,000	23,675,000

				125,490,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 2.55%

Other Municipal Debt : 0.07%
Minnesota Rural Water Finance Authority Public Project Construction Series 2013-B (Water & Sewer Revenue)	1.00%	1-1-2015	$2,400,000	$2,402,896

Variable Rate Demand Notes ø: 2.48%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	11-15-2032	8,580,000	8,580,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.05	7-1-2038	5,495,000	5,495,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	10-15-2033	1,225,000	1,225,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.07	12-1-2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	2-15-2031	1,815,000	1,815,000
Eden Prairie MN MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC LIQ)	0.05	9-1-2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2035	9,435,000	9,435,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.05	3-1-2029	1,620,000	1,620,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.06	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.07	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.08	3-1-2024	6,310,000	6,310,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.08	3-1-2033	5,110,000	5,110,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.07	10-1-2020	1,745,000	1,745,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured)	0.05	11-1-2035	9,200,000	9,200,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2033	1,105,000	1,105,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.05	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.05	8-1-2034	1,345,000	1,345,000

				85,305,000

Mississippi : 0.97%

Variable Rate Demand Note ø: 0.97%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	11-1-2018	33,460,000	33,460,000

Missouri : 0.58%

Other Municipal Debt : 0.31%
Missouri HEFA Health Care Series 2014-E (GO) ##	0.11	11-5-2014	10,800,000	10,800,000

Variable Rate Demand Notes ø: 0.27%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.05	8-1-2035	5,110,000	5,110,000
Missouri Development Finance Board Kauffman Center Performing Arts Project Series 2007-A (Miscellaneous Revenue, Northern Trust Company SPA)	0.07	6-1-2037	2,220,000	2,220,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.17%	3-1-2022	$1,765,000	$1,765,000

				9,095,000

Nevada : 1.17%

Variable Rate Demand Notes ø: 1.17%
Las Vegas NV EDFA Andre Agassi Foundation Project Series 2005 (Miscellaneous Revenue, Bank of America NA LOC)	0.06	10-1-2035	15,905,000	15,905,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.09	6-1-2042	16,200,000	16,200,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.06	3-1-2036	8,225,000	8,225,000

				40,330,000

New Hampshire : 0.35%

Variable Rate Demand Notes ø: 0.35%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.05	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.15	10-1-2017	5,925,000	5,925,000

				12,205,000

New Jersey : 1.28%

Variable Rate Demand Notes ø: 1.28%
New Jersey EDA Motor Vehicle Surcharges Series 2004A Austin Trust Various Certificates B (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.10	7-1-2026	2,190,000	2,190,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.16	3-1-2029	2,740,000	2,740,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.05	10-1-2030	3,800,000	3,800,000
New Jersey TRAN JPMorgan PUTTER Series 4464 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.07	6-26-2015	23,700,000	23,700,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.06	12-15-2023	5,750,000	5,750,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.10	1-1-2038	5,700,000	5,700,000

				43,880,000

New York : 6.68%

Other Municipal Debt : 1.20%
Metropolitan Transit Authority New York Series A (Transportation Revenue)	0.09	12-10-2014	11,125,000	11,125,000
Smithtown NY Central School District TAN 2014-2015 (GO)	1.00	6-30-2015	30,000,000	30,170,913

				41,295,913

Variable Rate Demand Notes ø: 5.48%
Nassau County NY Local Economic Assistance Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011A (Miscellaneous Revenue, TD Bank NA LOC)	0.05	11-1-2041	7,120,000	7,120,000
New York City Housing Development Corporation Multifamily Housing Series 2014 F (Housing Revenue)	0.11	5-1-2046	8,400,000	8,400,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
New York City Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2011 Sub Series FF-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.06%	6-15-2044	$6,620,000	$6,620,000
New York Convention Center Development Corporation Series 2005 Citigroup Eagle Series 2014-0044-A (Tax Revenue, Citibank NA LIQ) 144A	0.06	11-15-2044	19,800,000	19,800,000
New York Cultural Resources Series 2013A Royal Bank of Canada Municipal Product Incorporated Trust Certificates Series O-79 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	0.08	8-1-2021	5,335,000	5,335,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	11-15-2026	25,000,000	25,000,000
New York Housing Finance Agency Series 2014-A (Housing Revenue)	0.30	5-1-2048	23,100,000	23,100,000
New York Metropolitan Transportation Authority BAN Series 2013 A Merrill Lynch Joint Venture Trust Receipts Series JVI-1008 (Transportation Revenue, Bank of America NA LIQ) 144A	0.23	4-19-2015	33,475,000	33,475,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.06	6-15-2038	7,290,000	7,290,000
New York NY Series 2014D-4 (GO, TD Bank NA LOC)	0.06	8-1-2040	5,300,000	5,300,000
New York NY Transitional Finance Authority Building Aid Series 2007-S1 Citigroup Eagle Series 2014-0041-A (Miscellaneous Revenue, AGM/FGIC Insured, Citibank NA LIQ) 144A	0.06	7-15-2036	18,200,000	18,200,000
New York NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.04	11-1-2041	13,300,000	13,300,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.08	7-1-2031	5,355,000	5,355,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.08	7-1-2031	4,250,000	4,250,000
Riverhead NY IDAG Central Suffolk Hospital Project Series 2006C (Health Revenue)	0.08	7-1-2017	2,695,000	2,695,000
Saratoga County NY Capital Resource Corporation Saratoga Hospital Project Series 2014 (Health Revenue, HSBC Bank USA NA LOC)	0.05	12-1-2040	3,125,000	3,125,000

				188,365,000

North Carolina : 0.52%

Other Municipal Debt : 0.10%
Wake County NC Series 2007 (Tax Revenue)	5.00	3-1-2015	3,500,000	3,555,149

Variable Rate Demand Notes ø: 0.42%
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.04	5-1-2024	2,740,000	2,740,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.04	5-1-2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.04	7-1-2028	4,230,000	4,230,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.04	12-1-2033	4,600,000	4,600,000

				14,260,000

North Dakota : 1.68%

Other Municipal Debt : 1.42%
Mercer County ND PCR Antelope Valley Unit 1 & Common Facilities Series 2009-1 (Miscellaneous Revenue)	0.15	11-13-2014	45,900,000	45,900,000
North Dakota Water Finance Corporation Public Projects Construction Series B-3 (Miscellaneous Revenue)	1.00	5-1-2015	3,000,000	3,010,711

				48,910,711

Variable Rate Demand Note ø: 0.26%
Richland County ND Recovery Zone Project Series 2010C (Industrial Development Revenue, CoBank LOC)	0.06	11-1-2028	8,815,000	8,815,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Ohio : 3.01%

Variable Rate Demand Notes ø: 3.01%
Franklin County OH HCFR Presbyterian Retirement Services Series 2006A (Health Revenue, PNC Bank NA LOC)	0.05%	7-1-2036	$18,000,000	$18,000,000
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.10	1-1-2038	65,410,000	65,410,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.10	12-1-2043	2,200,000	2,200,000
Ohio Turnpike Commission Junior Lien Revenue Bond Series 2013-A-2 Deutsche Bank Spears Lifers Trust Series DBE-1280 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.12	2-15-2043	14,900,000	14,900,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.23	9-1-2015	2,810,000	2,810,000

				103,320,000

Oklahoma : 0.47%

Variable Rate Demand Note ø: 0.47%
Oklahoma Turnpike Authority Series 2006-B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-37 (Transportation Revenue, Royal Bank of Canada LOC) 144A	0.05	12-1-2014	16,000,000	16,000,000

Oregon : 0.12%

Variable Rate Demand Note ø: 0.12%
Oregon GO Veterans Welfare Series 84 (Tax Revenue, Bank of Tokyo-Mitsubishi SPA)	0.04	6-1-2040	4,000,000	4,000,000

Other : 4.36%

Variable Rate Demand Notes ø: 4.36%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.10	2-15-2028	97,017,000	97,017,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.10	4-1-2019	28,780,000	28,780,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.06	12-15-2045	7,900,000	7,900,000
FHLMC Multifamily Municipal Securities Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.06	10-15-2029	16,175,000	16,175,000

				149,872,000

Pennsylvania : 5.40%

Variable Rate Demand Notes ø: 5.40%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC) 144A	0.05	12-1-2015	7,000,000	7,000,000
Allegheny County PA IDA Oakland Catholic High School Project Series 2012 (Miscellaneous Revenue, PNC Bank NA LOC)	0.07	8-1-2032	6,415,000	6,415,000
Berks County PA The Reading Hospital & Medical Center Project Series 2012D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Health Revenue, Royal Bank of Canada LOC) 144A	0.05	11-1-2035	15,000,000	15,000,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.05	12-29-2014	6,000,000	6,000,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.05%	6-1-2035	$7,575,000	$7,575,000
Montgomery County PA IDA New Regional Medical Center PFOTER Project Series 4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.10	8-1-2038	13,945,000	13,945,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.09	2-1-2018	7,395,000	7,395,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1004 (Education Revenue, Bank of America NA LIQ) 144A	0.28	5-31-2015	66,395,000	66,395,000
Pennsylvania HEFAR Thomas Jefferson University System Series 2014-A Merrill Lynch Joint Venture Trust Receipts Series JVI-1005 (Education Revenue, Bank of America NA LIQ) 144A	0.28	5-31-2015	35,395,000	35,395,000
Pennsylvania Housing Finance Agency Series 2004 (GO, PNC Bank NA SPA)	0.05	1-1-2034	14,910,000	14,910,000
Westmoreland County PA Municipal Authority Service Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1171 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.10	8-15-2037	5,770,000	5,770,000

				185,800,000

Rhode Island : 0.21%

Variable Rate Demand Note ø: 0.21%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.10	9-1-2020	7,200,000	7,200,000

South Carolina : 1.92%

Other Municipal Debt : 1.09%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	12-1-2014	11,500,000	11,500,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	12-1-2014	23,100,000	23,100,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	12-1-2014	2,900,000	2,900,000

				37,500,000

Variable Rate Demand Notes ø: 0.83%
Charleston SC Waterworks & Sewer System Series 2010 Clipper Tax-Exempt Certificate Series 2014-1A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.05	1-1-2041	5,000,000	5,000,000
Greenville SC Health System Series 2014B Barclays Residual Interest Bond Trust Series 2014-3U (Health Revenue) 144A	0.07	5-1-2039	4,020,000	4,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.06	8-1-2025	3,245,000	3,245,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.05	6-1-2046	4,680,000	4,680,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.10	11-1-2029	10,050,000	10,050,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.04	11-1-2034	1,670,000	1,670,000

				28,665,000

South Dakota : 0.19%

Variable Rate Demand Note ø: 0.19%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	2-15-2031	6,495,000	6,495,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee : 1.70%

Variable Rate Demand Notes ø: 1.70%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.04%	6-1-2036	$1,000,000	$1,000,000
Blount County TN Public Building Authority Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC, Municipal Government Guaranty Insured)	0.04	6-1-2042	4,600,000	4,600,000
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.07	3-1-2016	21,065,000	21,065,000
Chattanooga TN Health Education Housing Facilities Series 2013A Catholic Health Initiatives Deutsche Bank Spears Lifers Trust Series DBE 1268 (Health Revenue, Deutsche Bank LIQ) 144A	0.14	1-1-2045	5,000,000	5,000,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.09	9-1-2018	4,480,000	4,480,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.08	7-1-2034	13,540,000	13,540,000
Nashville & Davidson Counties TN Metropolitan Government Series 2005C Clipper Tax-Exempt 2009-23 (GO, State Street Bank & Trust Company LIQ)	0.05	2-1-2016	4,420,000	4,420,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.04	6-1-2035	4,365,000	4,365,000

				58,470,000

Texas : 8.97%

Other Municipal Debt : 1.67%
Dallas TX Area Rapid Transit (GO) ##	0.08	12-11-2014	6,800,000	6,800,000
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	50,000,000	50,565,289

				57,365,289

Variable Rate Demand Notes ø: 7.30%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.05	9-1-2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC LIQ)	0.05	9-1-2036	11,635,000	11,635,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.08	7-1-2022	4,900,000	4,900,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	10-1-2018	15,000,000	15,000,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.06	3-1-2032	10,470,000	10,470,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	2-15-2032	5,090,000	5,090,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured) 144A	0.05	6-1-2027	10,000,000	10,000,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.05	11-1-2041	5,000,000	5,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.11	12-1-2023	7,100,000	7,100,000
Mission TX Economic Development Corporation Solid Waste Disposal Project Series 2007 (Solid Waste Revenue, Bank of America NA LOC)	0.08	4-1-2022	18,500,000	18,500,000
North TX Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.06	1-1-2048	2,440,000	2,440,000

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.05%	8-1-2041	$7,385,000	$7,385,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.20	2-1-2035	1,680,000	1,680,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.06	6-1-2041	50,000,000	50,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.06	3-1-2042	37,500,000	37,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.08	7-1-2029	11,700,000	11,700,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.06	3-1-2039	9,000,000	9,000,000
Texas Department of Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.05	8-1-2041	13,220,000	13,220,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank Spears Lifers Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.25	12-15-2032	9,000,000	9,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.35	12-15-2026	5,935,138	5,935,138
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.14	8-15-2029	11,460,000	11,460,000
Texas Veteran Bonds Series 2014D (GO, State Street Bank & Trust Company SPA)	0.04	6-1-2045	45,000	45,000

				251,060,138

Utah : 0.79%

Variable Rate Demand Notes ø: 0.79%
Salt Lake County UT Research Facilities Huntsman Cancer Foundation Series 2013-A-2 Merrill Lynch Series MT-847 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.12	12-1-2033	17,450,000	17,450,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.06	12-1-2034	9,675,000	9,675,000

				27,125,000

Vermont : 0.46%

Variable Rate Demand Notes ø: 0.46%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008A (Health Revenue, TD Bank NA LOC)	0.08	10-1-2028	1,805,000	1,805,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.08	7-1-2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007A (Health Revenue, TD Bank NA LOC)	0.08	10-1-2034	9,065,000	9,065,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004A (Health Revenue, TD Bank NA LOC)	0.08	10-1-2029	1,665,000	1,665,000

				15,675,000

Virginia : 0.96%

Variable Rate Demand Notes ø: 0.96%
Fairfax County VA IDA Inova Health System Project Series 2012C (Health Revenue) (i)	0.13	5-15-2042	18,170,000	18,170,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.04	12-1-2033	3,350,000	3,350,000
Norfolk VA EDA Sentara Healthcare Series 2010B (Health Revenue) (i)	0.17	11-1-2034	4,940,000	4,940,000

Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø(continued)
Norfolk VA EDA Sentara Healthcare Series 2010C (Health Revenue) (i)	0.17%	11-1-2034	$6,670,000	$6,670,000

				33,130,000

Washington : 2.40%

Variable Rate Demand Notes ø: 2.40%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.05	1-1-2039	17,890,000	17,890,000
Metropolitan Washington DC Airports Authority Series 2010C-2 (Airport Revenue, Barclays Bank plc LOC)	0.05	10-1-2039	15,000,000	15,000,000
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008A (Miscellaneous Revenue, Bank of America NA LOC) 144A	0.13	5-1-2015	520,000	520,000
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008B (Miscellaneous Revenue, Bank of America NA LOC)	0.11	5-1-2028	2,525,000	2,525,000
Washington EDFA Solid Waste Disposal Cleanscapes Incorporated Project Series 2009 (Resource Recovery Revenue, Bank of America NA LOC)	0.09	2-12-2019	26,450,000	26,450,000
Washington Health Care Facilities Authority MultiCare Health System Series 2009A Deutsche Bank Spears Lifers Trust Series DBE-109 (Health Revenue, Deutsche Bank LIQ) 144A	0.12	8-15-2044	3,375,000	3,375,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.06	7-1-2044	4,250,000	4,250,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.06	6-1-2032	5,775,000	5,775,000
Washington Various Purposes Series 2007A Austin Trust Series Bank of America 2008-1121 (GO, AGM Insured, Bank of America NA LIQ) 144A	0.10	7-1-2029	6,665,000	6,665,000

				82,450,000

Wisconsin : 4.40%

Other Municipal Debt : 0.73%
Milwaukee WI Cash Flow Promissory Notes Series 2014-R-1 (GO)	1.00	12-23-2014	25,000,000	25,030,486

Variable Rate Demand Notes ø: 3.67%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.06	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Bank NA LOC)	0.04	1-1-2027	2,350,000	2,350,000
PFA Wisconsin Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.04	9-1-2036	7,300,000	7,300,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.10	4-15-2035	4,000,000	4,000,000
Wisconsin HEFA Upland Hills Health Incorporated Series 2006C (Health Revenue, U.S. Bank NA LOC)	0.06	5-1-2036	9,450,000	9,450,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.25	8-15-2034	20,310,740	20,310,740
Wisconsin HEFAR Series 2012 Deutsche Bank Spears Lifers Trust DBE-1334 (Health Revenue, Deutsche Bank LIQ) 144A	0.12	11-15-2044	10,890,000	10,890,000
Wisconsin Housing & EDA Series 2003-E (Housing Revenue, AGM Insured, FHLB SPA)	0.06	5-1-2043	6,110,000	6,110,000
Wisconsin Housing & EDA Series 2011A (Housing Revenue, PNC Bank NA SPA)	0.06	12-1-2043	8,990,000	8,990,000

				126,155,740

Total Municipal Obligations (Cost $3,527,298,168)				3,527,298,168

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund

Security name		Interest rate	Maturity date	Principal	Value
Other : 0.43%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) ±§		0.14%	6-1-2040	$14,900,000	$14,900,000

Total Other (Cost $14,900,000)					14,900,000

Total investments in securities (Cost $3,542,198,168)*	103.04%				3,542,198,168

Other assets and liabilities, net	(3.04)				(104,506,784)

Total net assets	100.00%				$3,437,691,384

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is issued on a when-issued basis securities.
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of investments — October 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^ : 71.37%
Bank of Nova Scotia, dated 10-31-2014, maturity value $1,000,007,500 (1)		0.09%	11-3-2014	$1,000,000,000	$1,000,000,000
Barclays Capital Incorporated, dated 10-1-2014, maturity value $100,007,333 (2) ¢±§		0.08	11-3-2014	100,000,000	100,000,000
Barclays Capital Incorporated, dated 10-27-2014, maturity value $250,002,917 (3)		0.06	11-3-2014	250,000,000	250,000,000
Barclays Capital Incorporated, dated 10-28-2014, maturity value $250,002,917 (4)		0.06	11-4-2014	250,000,000	250,000,000
Barclays Capital Incorporated, dated 10-31-2014, maturity value $150,001,000 (5)		0.08	11-3-2014	150,000,000	150,000,000
Barclays Capital Incorporated, dated 10-31-2014, maturity value $250,001,250 (6)		0.06	11-3-2014	250,000,000	250,000,000
BNP Paribas Securities Corporation, dated 10-27-2014, maturity value $250,003,403 (7)		0.07	11-3-2014	250,000,000	250,000,000
BNP Paribas Securities Corporation, dated 10-31-2014, maturity value $100,000,917 (8)		0.11	11-3-2014	100,000,000	100,000,000
Citigroup Global Markets, dated 10-31-2014, maturity value $500,003,333 (9)		0.08	11-3-2014	500,000,000	500,000,000
Credit Agricole, dated 10-31-2014, maturity value $1,115,357,436 (10)		0.08	11-3-2014	1,115,350,000	1,115,350,000
Federal Reserve Bank of New York, dated 10-31-2014, maturity value $2,150,008,958 (11)		0.05	11-3-2014	2,150,000,000	2,150,000,000
Goldman Sachs & Company, dated 10-31-2014, maturity value $100,000,250 (12)		0.03	11-3-2014	100,000,000	100,000,000
JPMorgan Securities, dated 10-1-2014, maturity value $550,050,417 (13) ¢±§		0.10	11-3-2014	550,000,000	550,000,000
JPMorgan Securities, dated 10-31-2014, maturity value $500,004,167 (14)		0.10	11-3-2014	500,000,000	500,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 10-31-2014, maturity value $125,000,938 (15)		0.09	11-3-2014	125,000,000	125,000,000
Societe Generale NY, dated 10-31-2014, maturity value $250,002,500 (16)		0.06	11-6-2014	250,000,000	250,000,000
Societe Generale NY, dated 10-31-2014, maturity value $250,003,403 (17)		0.07	11-7-2014	250,000,000	250,000,000
Societe Generale NY, dated 10-31-2014, maturity value $500,002,917 (18)		0.07	11-3-2014	500,000,000	500,000,000
Societe Generale NY, dated 10-31-2014, maturity value $650,004,333 (19)		0.08	11-3-2014	650,000,000	650,000,000

Total Repurchase Agreements (Cost $9,040,350,000)					9,040,350,000

Treasury Debt : 28.35%
U.S. Treasury Bond		11.25	2-15-2015	608,700,000	627,934,542
U.S. Treasury Note ±		0.07	1-31-2016	170,000,000	169,952,185
U.S. Treasury Note ±		0.09	4-30-2016	170,000,000	170,000,832
U.S. Treasury Note		0.25	2-28-2015	225,000,000	225,144,595
U.S. Treasury Note		0.25	3-31-2015	190,000,000	190,146,218
U.S. Treasury Note		0.38	4-15-2015	325,000,000	325,451,861
U.S. Treasury Note		2.25	1-31-2015	90,000,000	90,459,557
U.S. Treasury Note		2.63	12-31-2014	1,100,000,000	1,104,430,415
U.S. Treasury Note		4.00	2-15-2015	349,000,000	352,838,958
U.S. Treasury Note		4.25	11-15-2014	334,000,000	334,449,175

Total Treasury Debt (Cost $3,590,808,338)					3,590,808,338

Total investments in securities (Cost $12,631,158,338)*	99.72%				12,631,158,338

Other assets and liabilities, net	0.28				34,987,281

Total net assets	100.00%				$12,666,145,619

^^	Collateralized by:
(1)	U.S. government securities, 0.13% to 8.00%, 2-28-2015 to 2-15-2044, fair value including accrued interest is $1,020,000,096.
(2)	U.S. government securities, 0.88% to 4.63%, 9-15-2016 to 2-15-2040, fair value including accrued interest is $102,000,039.
(3)	U.S. government securities, 0.00% to 4.63%, 12-31-2017 to 5-15-2044, fair value including accrued interest is $255,000,128.
(4)	U.S. government securities, 0.00% to 4.63%, 2-15-2016 to 2-15-2040, fair value including accrued interest is $255,000,096.
(5)	U.S. government securities, 0.00% to 1.50%, 2-15-2017 to 2-15-2024, fair value including accrued interest is $153,000,042.
(6)	U.S. government securities, 3.375%, 5-15-2044, fair value including accrued interest is $255,000,076.
(7)	U.S. government securities, 0.50% to 2.63%, 4-15-2015 to 3-31-2021, fair value including accrued interest is $255,092,506.

Portfolio of investments — October 31, 2014 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund

(8)	U.S. government securities, 1.63%, 8-15-2022, fair value including accrued interest is $102,000,024.
(9)	U.S. government securities, 0.00% to 1.63%, 4-30-2016 to 4-30-2019, fair value including accrued interest is $510,000,073.
(10)	U.S. government securities, 0.13% to 2.68%, 3-31-2016 to 1-15-2025, fair value including accrued interest is $1,137,657,053.
(11)	U.S. government securities, 2.00%, 11-15-2021, fair value including accrued interest is $2,150,009,016.
(12)	U.S. government securities, 2.00%, 1-15-2016, fair value including accrued interest is $102,000,034.
(13)	U.S. government securities, 2.00% to 3.88%, 1-15-2026 to 4-15-2029, fair value including accrued interest is $561,001,810.
(14)	U.S. government securities, 1.75% to 4.25%, 10-31-2018 to 2-15-2040, fair value including accrued interest is $510,003,258.
(15)	U.S. government securities, 0.00% to 1.63%, 4-23-2015 to 8-31-2019, fair value including accrued interest is $127,500,001.
(16)	U.S. government securities, 0.13% to 3.88%, 7-15-2015 to 2-15-2043, fair value including accrued interest is $255,000,081.
(17)	U.S. government securities, 0.00% to 7.25%, 3-5-2015 to 2-15-2042, fair value including accrued interest is $255,000,004.
(18)	U.S. government securities, 0.25% to 4.38%, 11-30-2015 to 2-15-2044, fair value including accrued interest is $510,000,048.
(19)	U.S. government securities, 0.00% to 8.88%, 3-5-2015 to 11-15-2022, fair value including accrued interest is $663,000,002.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”)

Notes to Portfolio of investments — October 31, 2014 (unaudited)

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. At October 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation
ADR — American depositary receipt
ADS — American depositary shares
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal
Ambac — Ambac Financial Group Incorporated
AMT — Alternative minimum tax
AUD — Australian dollar
BAN — Bond anticipation notes
BHAC — Berkshire Hathaway Assurance Corporation
BRL — Brazilian real
CAB — Capital appreciation bond
CAD — Canadian dollar
CCAB — Convertible capital appreciation bond
CDA — Community Development Authority
CDO — Collateralized debt obligation
CHF — Swiss franc
COP — Columbian Peso
CLP — Chilean peso
DKK — Danish krone
DRIVER — Derivative inverse tax-exempt receipts
DW&P — Department of Water & Power
DWR — Department of Water Resources
ECFA — Educational & Cultural Facilities Authority
EDA — Economic Development Authority
EDFA — Economic Development Finance Authority
ETF — Exchange-traded fund
EUR — Euro
FDIC — Federal Deposit Insurance Corporation
FFCB — Federal Farm Credit Banks
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FICO — The Financing Corporation
FNMA — Federal National Mortgage Association
FSA — Farm Service Agency
GBP — Great British pound
GDR — Global depositary receipt
GNMA — Government National Mortgage Association
GO — General obligation
HCFR — Healthcare facilities revenue
HEFA — Health & Educational Facilities Authority
HEFAR — Higher education facilities authority revenue
HFA — Housing Finance Authority
HFFA — Health Facilities Financing Authority
HKD — Hong Kong dollar
HUD — Department of Housing and Urban Development
HUF — Hungarian forint
IDA — Industrial Development Authority
IDAG — Industrial Development Agency
IDR — Indonesian rupiah
IEP — Irish pound
JPY — Japanese yen
KRW — Republic of Korea won
LIBOR — London Interbank Offered Rate
LIQ — Liquidity agreement
LLC — Limited liability company
LLLP — Limited liability limited partnership
LLP — Limited liability partnership
LOC — Letter of credit
LP — Limited partnership
MBIA — Municipal Bond Insurance Association
MFHR — Multifamily housing revenue
MSTR — Municipal securities trust receipts
MTN — Medium-term note
MUD — Municipal Utility District
MXN — Mexican peso
MYR — Malaysian ringgit
National — National Public Finance Guarantee Corporation

NGN — Nigerian naira
NOK — Norwegian krone
NZD — New Zealand dollar
PCFA — Pollution Control Financing Authority
PCL — Public Company Limited
PCR — Pollution control revenue
PFA — Public Finance Authority
PFFA — Public Facilities Financing Authority
PFOTER — Puttable floating option tax-exempt receipts
plc — Public limited company
PLN — Polish zloty
PUTTER — Puttable tax-exempt receipts
R&D — Research & development
Radian — Radian Asset Assurance
RAN — Revenue anticipation notes
RDA — Redevelopment Authority
RDFA — Redevelopment Finance Authority
REIT — Real estate investment trust
ROC — Reset option certificates
RON — Romanian lei
RUB — Russian ruble
SAVRS — Select auction variable rate securities
SBA — Small Business Authority
SEK — Swedish krona
SFHR — Single-family housing revenue
SFMR — Single-family mortgage revenue
SGD — Singapore dollar
SPA — Standby purchase agreement
SPDR — Standard & Poor’s Depositary Receipts
STRIPS — Separate trading of registered interest and principal securities
TAN — Tax anticipation notes
TBA — To be announced
THB — Thai baht
TIPS — Treasury inflation-protected securities
TRAN — Tax revenue anticipation notes
TRY — Turkish lira
TTFA — Transportation Trust Fund Authority
TVA — Tennessee Valley Authority
ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	December 23, 2014

By:
/s/ Nancy Wiser

Nancy Wiser Treasurer

Date:	December 23, 2014

By:
/s/ Jeremy DePalma

Jeremy DePalma Treasurer

Date:	December 23, 2014